As filed with the Securities and Exchange Commission on June 8, 2026

No. 333-258722

No. 811-23725

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 68	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 72	☒

CoinShares ETF Trust

(Exact Name of Registrant as Specified in Charter)

437 Madison Avenue
28th Floor

New York, New York 10022

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (615) 909-6421

Corporation Service Company.
251 Little Falls Drive
Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On (date) pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	On (date) pursuant to paragraph (a) of Rule 485.

☐	days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 68

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A - Prospectus for CoinShares Bitcoin Volatility ETF; CoinShares Bitcoin Volatility Leveraged ETF and CoinShares Bitcoin Volatility Inverse ETF (each, a “Fund” and collectively, the “Funds”)

Part B - Statement of Additional Information for CoinShares Bitcoin Volatility ETF; CoinShares Bitcoin Volatility Leveraged ETF and CoinShares Bitcoin Volatility Inverse ETF

Part C - Other Information

Signatures

Index to Exhibits

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion

Dated June 8, 2026

PROSPECTUS

_____, __

CoinShares Bitcoin Volatility ETF

(Ticker: CBIX)

CoinShares Bitcoin Volatility ETF (the “Fund”) is a series of CoinShares ETF Trust (the “Trust”) and intends to list and principally trade its shares on Nasdaq Stock Market LLC (the “Exchange”).

Neither the U.S. Securities and Exchange Commission (the “SEC”) nor the Commodity Futures Trading Commission (the “CFTC”) has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund is designed for investors who seek to profit from increases in expected bitcoin volatility, as measured by the level of the Bitcoin Volatility Index. The Fund is generally expected to post gains when the level of the Bitcoin Volatility Index increases and is generally expected to post losses when the level of the Bitcoin Volatility Index decreases. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index may tend to revert to a long-term average over time. As such, any gains from investments in Bitcoin Volatility Futures Contracts may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average.

-i-

Summary Information

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.24%
Total Annual Fund Operating Expenses	1.19%

(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$121	$378

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

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Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to futures contracts on the Bitcoin Volatility Index or other substantially similar indices or reference rates that trade only on an exchange registered with the CFTC (“Bitcoin Volatility Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Bitcoin Volatility Futures Contracts (“Collateral Investments”).

The Bitcoin Volatility Index is designed to measure expected bitcoin volatility. Unlike a bitcoin index, which tracks the price of bitcoin, the Bitcoin Volatility Index measures how much and how quickly the price of bitcoin is expected to change over a given period. Because the Bitcoin Volatility Index reflects volatility rather than the price of bitcoin, the level of the Bitcoin Volatility Index may increase or decrease regardless of whether the price of bitcoin is rising, falling, or unchanged. For example, the Bitcoin Volatility Index may rise when investors expect larger or more rapid price swings in bitcoin, even if bitcoin’s price is declining or stable. The Fund does not invest directly in bitcoin.

The Fund is designed for investors who seek to profit from increases in expected bitcoin volatility. The Fund is generally expected to post gains when the level of the Bitcoin Volatility Index increases and is generally expected to post losses when the level of the Bitcoin Volatility Index decreases. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index may tend to revert to a long-term average over time. As such, any gains from investments in Bitcoin Volatility Futures Contracts may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average.

The Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts are relatively new investments and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. The Fund may be more volatile than traditional asset classes. You should be prepared to lose your entire investment.

The Fund does not invest directly in the Bitcoin Volatility Index, which is a non-investable index. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Volatility Futures Contracts. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Bitcoin Volatility-Linked Instruments. For purposes of this policy, “Bitcoin Volatility-Linked Instruments” means (i) Bitcoin Volatility Futures Contracts and (ii) swap agreement transactions that reference the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes.

The Fund expects to gain exposure to the Bitcoin Volatility Index by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In order to qualify as a regulated investment company (“RIC”) for purposes of federal income tax treatment under the Internal Revenue Code of 1986 (the “Code”), the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective, and may return substantially less than the performance of the Bitcoin Volatility Index.

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The investment adviser to the Fund and the Subsidiary is CoinShares Asset Management (US) LLC (the “Adviser” or “CoinShares”). The investment sub-adviser to the Fund and the Subsidiary is Vident Advisory, LLC (d/b/a Vident Asset Management) (the “Sub-Adviser” or “Vident”). Because the Fund seeks to track the performance of the Bitcoin Volatility Index through a rules-based investment strategy, neither CoinShares nor Vident conducts conventional investment research or analysis or forecasts market movement or trends. Instead, the Adviser oversees and implements the Fund’s investment program, including managing the Fund’s exposure to Bitcoin Volatility Futures Contracts, monitoring and managing the Fund’s derivatives risk in accordance with Rule 18f-4, overseeing compliance with applicable position limits and accountability levels, monitoring the Fund’s investments in the Subsidiary for RIC qualification purposes, selecting and overseeing swap counterparties and futures commission merchants, and arranging for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, executing rebalancing transactions, and providing portfolio trading and operational support.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Bitcoin Volatility-Linked Instruments.

Bitcoin Volatility Futures Contracts

In order to obtain exposure to the Bitcoin Volatility Index, the Fund intends to typically enter into cash-settled Bitcoin Volatility Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Bitcoin Volatility Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s Bitcoin Volatility Futures Contracts may differ from that of the Bitcoin Volatility Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

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The Fund invests in Bitcoin Volatility Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser, sub-adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

Bitcoin

Bitcoin is a digital asset that can be transferred among participants on the bitcoin peer-to-peer network (the “Bitcoin Network”) on a peer-to-peer basis via the Internet. Bitcoin can be transferred without the use of a central administrator or clearing agency, unlike other means of electronic payments. Because a central party is not necessary to administer bitcoin transactions or maintain the bitcoin ledger, the term decentralized is often used in descriptions of bitcoin.

Bitcoin is based on the decentralized, open-source protocol of a peer-to-peer electronic network. No single entity owns or operates the Bitcoin Network. Bitcoin is not issued by governments, banks or any other centralized authority. The infrastructure of the Bitcoin Network is collectively maintained on a distributed basis by the network’s participants, consisting of “miners,” who run special software to validate transactions, developers, who maintain and contribute updates to the bitcoin network’s source code, and users, who download and maintain on their individual computer a full or partial copy of the Bitcoin Blockchain (defined below) and related software. Anyone can be a user, developer, or miner. The Bitcoin Network is accessed through software, and software governs the creation, movement, and ownership of bitcoin. The source code for the Bitcoin Network and related software protocol is open-source, and anyone can contribute to its development.

The value of bitcoin is in part determined by the supply of, and demand for, bitcoin in the global markets for the trading of bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment, and the volume of peer-to-peer transactions, among other factors.

Bitcoin transaction and ownership records are reflected on the blockchain ledger for bitcoin (the “Bitcoin Blockchain”). Miners authenticate and bundle bitcoin transactions sequentially into files called “blocks,” which requires performing computational work to solve a cryptographic puzzle set by the Bitcoin Network’s software protocol. Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first bitcoin transaction. Copies of the Bitcoin Blockchain are stored in a decentralized manner on the computers of each individual Bitcoin Network full node, i.e., any user who chooses to maintain on their computer a full copy of the Bitcoin Blockchain as well as related software. Each bitcoin is associated with a set of unique cryptographic “keys,” in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that bitcoin in a transfer that the Bitcoin network will recognize.

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Bitcoin is traded on digital asset trading platforms that operate websites on which users can trade bitcoin for U.S. dollars, other government currencies or other digital assets. Digital asset trading platforms have a limited history, and during this limited history, bitcoin prices on the digital asset markets generally, and on digital asset platforms individually, have been volatile and subject to influence by many factors, including operational interruptions. Unlike exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and digital asset trading venues are largely unregulated, may be operating out of compliance with regulation and are highly fragmented.

The Bitcoin Volatility Index

The Bitcoin Volatility Index is a non-investable index, calculated and published once per second by CF Benchmarks Ltd., that is constructed using tradable prices of option contracts available on the CME that measures the implied volatility in the CME bitcoin options market (the “CME Bitcoin Options Market”). For these purposes, “implied volatility” is a measure of the expected volatility (i.e., the rate and magnitude of variations in performance) of the CME Bitcoin Options Market over the next 30 days. The Bitcoin Volatility Index is a forward-looking measure of implied volatility and does not represent the actual volatility of bitcoin or the CME Bitcoin Options Market. The Bitcoin Volatility Index is constructed using orderbook data from CME Bitcoin Futures (“Bitcoin Futures”) and CME Options on Bitcoin Futures (“Bitcoin Futures Options”) and Micro Bitcoin Futures (“Micro Bitcoin Futures Options,” and collectively with Bitcoin Futures Options, “Bitcoin Options”), where price discovery is facilitated by the GLOBEX central limit order book system and transactions are centrally cleared. Micro Bitcoin Futures are futures contracts on bitcoin that are one-tenth the size of standard Bitcoin Futures contracts traded on the CME. Micro Bitcoin Futures provide the same exposure to bitcoin price movements as standard Bitcoin Futures but with a smaller contract size, making them more accessible and allowing for more precise position sizing. Liquidity from both standard-sized and Micro-sized contracts is aggregated and normalized to BTC-equivalent notional amounts. The Bitcoin Volatility Index is calculated using a widely accepted standard variance swap replication technique, whereby CME Bitcoin Options Market price data from different strikes and expiration dates is converted into a fair, constant maturity measure of bitcoin volatility. For additional information on the Bitcoin Volatility Index, see “Additional Information About the Fund’s Investment Strategies.”

The Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

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The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Bitcoin Volatility-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to maintain its sought-after exposure to the Bitcoin Volatility Index, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to Bitcoin Volatility Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

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Swaps that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

The Fund expects to enter into swap agreements that are unfunded, which means the Fund will not be required to make an upfront payment of the notional amount of the swap. The Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligations under swaps will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap), and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund. Where the Fund is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian.

The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, swap transactions with the Fund, and as a result, the Fund may not be able to achieve its investment objective.

The terms of the Fund’s swap agreements may contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions, the counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its investment objective and may result in significant losses to the Fund.

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The Fund’s swap counterparties are likely to hedge their exposure to the Fund’s positions through trading in the underlying Bitcoin Volatility Futures Contracts or related instruments. Such hedging activity by swap counterparties may impact the trading and liquidity in the underlying Bitcoin Volatility Futures Contracts market and may adversely affect the value of the Fund’s positions.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

The Bitcoin Volatility Index and the Bitcoin Volatility-Linked Instruments are relatively new investments. They are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

The value of an investment in the Fund could decline significantly and without warning, including to zero. Shares will change in value, and you could lose money by investing in the Fund. You should be prepared to lose your entire investment. The Fund may not achieve its investment objective.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Bitcoin Volatility Index Investing Risk. The Fund is indirectly exposed to the risks of the Bitcoin Volatility Index through its investments in the Bitcoin Volatility Futures Contracts and other Bitcoin Volatility-Linked Instruments. The Bitcoin Volatility Index is an index designed to measure the implied volatility of the CME Bitcoin Options Market over 30 days in the future. The Bitcoin Volatility Index cannot be directly invested in, and the Fund’s performance may differ significantly from the performance of the Bitcoin Volatility Index itself. The following factors may affect the level of the Bitcoin Volatility Index: prevailing market prices and forward volatility levels of spot cryptocurrency markets, bitcoin, the prevailing market prices of options on bitcoin, the Bitcoin Volatility Index, or any other financial instruments related to bitcoin and the Bitcoin Volatility Index; market sentiment; interest rates; inflation rates or inflation expectations; economic, financial, political, regulatory, geographical, biological or judicial events that affect the current volatility reading of the Bitcoin Volatility Index or the market price or forward volatility of spot cryptocurrency markets, bitcoin or the Bitcoin Volatility Index; supply and demand as well as hedging activities in the listed and OTC cryptocurrency derivatives markets; and disruptions in trading of bitcoin or derivatives instruments that track bitcoin (such as options and futures contracts). Each of these factors could have a negative impact on the level of the Bitcoin Volatility Index and therefore the value of the Fund. These factors interrelate in complex ways, and the effect of one factor on the market value of the Fund may offset or enhance the effect of another factor. The level of the Bitcoin Volatility Index is tied to the spot price of bitcoin, which has historically exhibited extreme volatility. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index may tend to revert to a long-term average over time. As such, any gains from investments in Bitcoin Volatility Futures Contracts may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average. Further, investments linked to digital asset volatility, particularly the Bitcoin Volatility Index instruments that are close to expiration, can be highly volatile and may experience large losses. Investors could potentially lose the full value of their investment over periods even as short as one day. Bitcoin Volatility Futures Contracts and Bitcoin Volatility-Linked Instruments are generally intended for short-term investment horizons, and investors holding Shares over longer-term periods may be subject to increased risk of loss. In addition, unlike instruments that are based on tradable reference assets, volatility-based derivative instruments, like Bitcoin Volatility Futures Contracts and Bitcoin Volatility-Linked Instruments, are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

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Because the Bitcoin Volatility Index measures expected bitcoin volatility and is derived from bitcoin-related data, the Fund is indirectly exposed to risks associated with bitcoin, including the risk that bitcoin prices may decline significantly, that the Bitcoin Network may experience disruptions, that regulatory actions may restrict bitcoin usage or trading, and that digital asset trading platforms may fail or experience security breaches. However, because the Fund’s exposure is to bitcoin volatility rather than the spot price of bitcoin, the impact of bitcoin-related risks on the Fund may differ in magnitude and even direction from their impact on the spot price of bitcoin. For example, an event that causes bitcoin spot prices to decline may cause bitcoin volatility, and thus the level of the Bitcoin Volatility Index, to increase, decrease, or remain unchanged depending on the nature and market perception of such event.

Bitcoin Investing Risk. The Bitcoin Volatility Index is a measure of expected bitcoin volatility, not the spot price of bitcoin. The level of the Bitcoin Volatility Index is derived from, and affected by, factors that influence the price and trading activity of bitcoin, although the effects on bitcoin volatility may differ in magnitude and direction from effects on the spot price of bitcoin. For example, an event that causes bitcoin spot prices to decline may cause bitcoin volatility to increase, decrease, or remain unchanged depending on the nature and market perception of such event. Because the Fund seeks exposure to bitcoin volatility through the Bitcoin Volatility Index, the Fund is indirectly exposed to risks associated with bitcoin, but the impact of such risks on the Fund may differ from their impact on the spot price of bitcoin. Bitcoin is a new and highly speculative investment. The risks associated with bitcoin that may affect the Bitcoin Volatility Index include the following:

● Bitcoin is a new technological innovation with a limited history. There is no assurance that usage of bitcoin will continue to grow. A contraction in use of bitcoin may result in increased volatility in the price of bitcoin, which could affect the level of the Bitcoin Volatility Index and the value of the Fund. The Bitcoin Network was launched in January 2009, platform trading in bitcoin began in 2010, and Bitcoin Futures trading began in 2017, each of which limits a potential shareholder’s ability to evaluate an investment in the Fund and to assess the historical relationship between bitcoin volatility and various market conditions.

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● The price and volatility of bitcoin are impacted by numerous factors, including: the total and available supply of bitcoin; global bitcoin demand, which is influenced by the growth of retail merchants’ and commercial businesses’ acceptance of bitcoin as payment for goods and services; the security of online digital asset trading platforms; the perception that the use and holding of bitcoin is safe and secure; investors’ expectations with respect to the rate of inflation of fiat currencies and deflation of bitcoin; regulatory measures, if any, that restrict the use of bitcoin as a form of payment or the purchase or sale of bitcoin; and investment and trading activities of large investors. The effect of any of these factors on bitcoin volatility may differ from their effect on the spot price of bitcoin, including in direction.

● A decline in the adoption of bitcoin could negatively impact the performance of the Fund. As a new asset and technological innovation, the bitcoin industry is subject to a high degree of uncertainty. Adoption of bitcoin will require an accommodating regulatory environment. A lack of expansion in usage of bitcoin could adversely affect bitcoin volatility and the Bitcoin Volatility Index. In addition, there is no assurance that bitcoin will maintain its value over the long-term. Recently, bitcoin has come under scrutiny for its environmental impact, specifically the amount of energy consumed by bitcoin miners. To the extent such concerns persist, the demand for bitcoin and the speed of its adoption could be suppressed, which may affect bitcoin volatility.

● Bitcoin trading prices are volatile, and shareholders could lose all or substantially all of their investment in the Fund. Speculators and investors who seek to profit from trading and holding bitcoin generate a significant portion of bitcoin demand. Bitcoin speculation regarding future appreciation in the value of bitcoin may inflate and make more volatile the price of bitcoin, which directly affects the level of the Bitcoin Volatility Index. Notably, bitcoin has been prone to rapid price swings, including significant movements occurring in a single day, throughout its history. Such price movements directly affect the level of the Bitcoin Volatility Index. The price and volatility of bitcoin may be impacted by events in other parts of the blockchain and digital asset ecosystem, even if such events are not directly related to the security or utility of bitcoin. Future announcements and events related to bitcoin, the Bitcoin Network, other digital assets, and digital asset firms may significantly impact bitcoin volatility, and the effect on volatility may differ in magnitude or direction from the effect on spot price.

● Regulation of participants in the bitcoin ecosystem continues to evolve in both the U.S. and foreign jurisdictions, which may restrict the use of bitcoin or otherwise impact the demand for bitcoin and bitcoin volatility. Both domestic and foreign regulators and governments have increased focus on the use of the Bitcoin Network and bitcoin since 2013. Many digital asset platforms are unlicensed, unregulated, operate without extensive supervision by governmental authorities, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. Currently, there is either a fragmentation of regulatory efforts or a general lack of regulation in U.S. and foreign markets. As a result of fragmented regulatory efforts or lack of regulation, individuals or groups may engage in fraud or market manipulation. Regulation of bitcoin continues to evolve, the ultimate impact of which remains unclear and may adversely affect, among other things, the availability, value, volatility, or performance of bitcoin and, thus, the Bitcoin Volatility Index. Regulatory announcements and enforcement actions may cause sudden changes in bitcoin volatility regardless of their effect on spot prices.

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● Disruptions at digital asset trading platforms and potential consequences of a digital asset trading platform’s failure could adversely affect an investment in the Fund. Since 2009, several digital asset trading platforms have been closed or experienced disruptions due to fraud, failure, security breaches or distributed denial of service attacks. In many of these instances, the customers of such exchanges were not compensated or made whole for the partial or complete losses of their funds held at the exchanges. The potential for instability of digital asset trading platforms and the closure or temporary shutdown of exchanges due to fraud, business failure, hackers, or government-mandated regulation may reduce confidence in bitcoin, which may result in greater volatility in bitcoin prices and affect the level of the Bitcoin Volatility Index.

● A malicious actor may attack the Bitcoin Network in an effort to prevent its function, which may adversely impact an investment in the Fund. A malicious actor may attack the Bitcoin Network in a number of ways, including a “50 Percent Attack” or a spam attack. If a malicious actor obtains a majority of the processing power dedicated to mining on the Bitcoin Network, it will be able to exert unilateral control over the addition of blocks to the Blockchain and may be able to “double-spend” its own bitcoin as well as prevent the confirmation of other Bitcoin transactions. The cryptography underlying bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Bitcoin Network, which would likely cause significant volatility in bitcoin prices and adversely affect the Bitcoin Volatility Index and the value of the Fund.

● In the event of widespread disruption to the Internet, the market for bitcoin may become dangerously illiquid. The Bitcoin Network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network, likely causing significant volatility in bitcoin prices and adversely affecting the Bitcoin Volatility Index.

Bitcoin Volatility Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Additionally, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its sought after exposure to the performance of the Bitcoin Volatility Index. Further, if the Bitcoin Volatility Index futures market is in a period of contango, if prices of the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references, such as the level of the Bitcoin Volatility Index. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling Bitcoin Volatility Index prices, this could have a significant negative impact on the Fund’s NAV and total return.

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Position Limits and Price Limits

The CFTC and various exchanges on which Bitcoin Volatility Futures Contracts trade have established position limits and price limits for Bitcoin Volatility Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day’s settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the Bitcoin Volatility Index futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

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If the Fund is unable to buy or sell Bitcoin Volatility Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Bitcoin Volatility-Linked Instruments that are not Bitcoin Volatility Futures Contracts; (ii) requiring that Authorized Participants purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) reducing the Fund’s exposure relative to its investment objective, by an amount reflecting prevailing price limits.

Cost of Futures Investment Risk. When a Bitcoin Volatility Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Bitcoin Volatility Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Bitcoin Volatility Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Bitcoin Volatility Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in Bitcoin Volatility Index futures market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin Volatility Futures Contracts and the Fund to underperform the level of the Bitcoin Volatility Index. Both contango and backwardation would reduce the Fund’s correlation to the level of the Bitcoin Volatility Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Bitcoin Volatility Futures Contracts.

Aggressive Investment Risk. Bitcoin Volatility Futures Contracts are relatively new investments, are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Correlation Risk. A number of other factors may adversely affect the Fund’s correlation with the Bitcoin Volatility Index, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for Bitcoin Volatility Futures Contracts in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with the Bitcoin Volatility Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under or overexposed to the Bitcoin Volatility Index. Any of these factors could decrease correlation between the performance of the Fund and the Bitcoin Volatility Index and may hinder the Fund’s ability to meet its investment objective. There is no assurance that the returns of the Fund will match those of the Bitcoin Volatility Index.

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Tax Quarter Rebalancing Risk. The Fund normally will seek to maintain exposure to the Bitcoin Volatility Index. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Bitcoin Volatility Futures Contracts on or about such date. If the value of Bitcoin Volatility Futures Contracts rises during such periods when the Fund has reduced its futures exposure to Bitcoin Volatility Futures Contracts, without gaining a similar increased exposure through Other Investments, the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period.

In addition, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its desired exposure to the Bitcoin Volatility Index.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may have investment exposure to the Bitcoin Volatility Index that is greater or less than intended. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund. For example, such trading may cause the FCMs to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Derivatives Risk. In addition to Bitcoin Volatility Futures Contracts, the Fund may obtain exposure through the following other derivatives: swap agreement transactions that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

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The performance of any Bitcoin Volatility-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Bitcoin Volatility-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Bitcoin Volatility Futures Contracts.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Bitcoin Volatility Futures Contracts; reverse repurchase agreements; swaps on the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

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Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Bitcoin Volatility Futures Contracts. The Fund does not invest directly in or hold the Bitcoin Volatility Index. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Volatility Futures Contracts. The price of Bitcoin Volatility Futures Contracts may differ, sometimes significantly, from the level of the Bitcoin Volatility Index. Because of this, and due to the effects of compounding, contango/backwardation and the potential for tracking error, the Fund may perform differently from the level of the Bitcoin Volatility Index. Although Bitcoin Volatility Futures Contracts are relatively new instruments, the performance of futures contracts on indices, in general, has historically been highly correlated to the performance of the index. However, there can be no guarantee this will be the case with the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of Bitcoin Volatility Futures Contracts and decrease the correlation between the performance of Bitcoin Volatility Futures Contracts and the Bitcoin Volatility Index, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the Bitcoin Volatility Index. To the extent the Fund is invested in back-month Bitcoin Volatility Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Bitcoin Volatility Index.

Liquidity Risk. The market for the Bitcoin Volatility Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

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Bitcoin Volatility Futures Contracts began trading on the CME on June 1, 2026 and initially have not exhibited high trading volume. The potential illiquidity of the Bitcoin Volatility Futures Contract market may increase the bid/offer spread and increase the tracking error of the Fund. The clearing price for any trades in Bitcoin Volatility Futures Contracts may be higher, potentially significantly higher, than that which would be expected in a more liquid market with more robust price discovery. Investors in the Fund will bear this impact as realized returns, which may deviate in terms of theoretical versus actual performance, and this will be the case for exposure obtained from futures, options, and/or swaps.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

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Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Asset Concentration Risk. Since the Fund may take concentrated positions in Bitcoin Volatility Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Authorized Participant Concentration Risk. Only an AP may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an authorized participant (“AP”). If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Bitcoin Volatility Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of the Bitcoin Volatility Index and may result in the proportion of Bitcoin Volatility Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

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Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

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Digital Asset Regulatory Risk. The regulatory framework for digital assets, including bitcoin and instruments linked to bitcoin volatility, continues to evolve in the United States and internationally. The SEC, CFTC, and other regulatory authorities have taken varying positions on the classification and treatment of digital assets and related products. Changes in laws, regulations, or regulatory interpretations could adversely affect the value, transferability, or liquidity of digital assets, impose restrictions on digital asset trading platforms, or otherwise negatively impact the Fund’s investments. The regulatory environment for digital assets is characterized by uncertainty, and future regulatory developments could be adverse to the Fund. For example, regulatory actions could limit the ability of the CME or other exchanges to list or trade Bitcoin Volatility Futures Contracts, impose additional requirements on the Fund or its service providers, or affect the calculation or publication of the Bitcoin Volatility Index. The Fund may also be subject to regulatory risks associated with cryptocurrency exchanges and digital asset custodians that affect the underlying bitcoin markets and, consequently, bitcoin volatility. Regulatory uncertainty may also affect the willingness of market participants to transact in Bitcoin Volatility Futures Contracts, potentially reducing liquidity and increasing transaction costs.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Bitcoin Volatility Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses. Unlike closed-end funds, the Fund, as an ETF, generally cannot limit new investment or close to new investors if the Fund approaches or reaches applicable position limits or accountability levels. If investor demand for the Fund’s Shares causes the Fund to approach CME position limits or accountability levels, the Fund may be unable to acquire additional Bitcoin Volatility Futures Contracts, which would impair the Fund’s ability to meet its investment objective. In such circumstances, new investors purchasing Shares may effectively dilute the Fund’s exposure to Bitcoin Volatility Futures Contracts, and the Fund’s performance may deviate significantly from the performance of the Bitcoin Volatility Index. Additionally, significant and unpredictable increases in margin requirements for Bitcoin Volatility Futures Contracts could require the Fund to allocate a greater portion of its assets to satisfy margin obligations, thereby reducing the Fund’s ability to obtain its target exposure to the Bitcoin Volatility Index. Elevated margin requirements may also limit the Fund’s ability to respond to increased investor demand by acquiring additional Bitcoin Volatility Futures Contracts positions. The Fund’s FCMs may impose their own capacity limits, margin requirements, or other restrictions that are more stringent than those imposed by the CME or CFTC, which could further constrain the Fund’s ability to achieve its investment objective.

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If the Fund is unable to obtain sufficient exposure to the value of the Bitcoin Volatility Index due to the limited availability of necessary investments or financial instruments or trading halts in Bitcoin Volatility Futures Contracts brought about by price limits on the CME, the Fund could, among other things, limit or suspend the purchase of creation units until the Adviser determines that the requisite exposure to Bitcoin Volatility Futures Contracts is obtainable. During the period that the purchase of creation units is suspended, the Fund could trade at a significant premium or discount to its NAV and could experience substantial redemptions.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

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Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

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Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. OTC swaps are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty.

Certain of the Fund’s swap agreements may contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions, the counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective, which may result in significant losses and prevent the Fund from achieving its investment objective.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. To meet this requirement, the Fund may need to reduce its exposure to Bitcoin Volatility Futures Contracts and increase holdings in Collateral Investments or other assets at or around quarter-end, which may cause the Fund’s performance to deviate from its investment objective during these periods. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

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Because Bitcoin Volatility Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin Volatility Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

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Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. Investments linked to cryptocurrency market volatility, including Bitcoin Volatility Futures Contracts, can be highly volatile and may experience sudden, large and unexpected losses. The value of the Fund’s investments in Bitcoin Volatility Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

The market for Bitcoin Volatility Futures Contracts may fluctuate widely based on a variety of factors, including changes in overall market movements, political and economic events and policies, wars, acts of terrorism, natural disasters, changes in interest rates or inflation rates. The value of the Fund’s Bitcoin Volatility Futures Contracts is also tied to the spot price of bitcoin, which has historically exhibited extreme volatility. The spot price of bitcoin is inherently difficult to predict and heavily influenced by speculation, resulting in sharp and dramatic price swings over short periods of time. High volatility may have an adverse impact on the performance of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://coinshares.com/us/etf/ and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

CoinShares Asset Management (US) LLC

Investment Sub-Adviser

Vident Advisory, LLC (d/b/a Vident Asset Management)

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Portfolio Managers

The following persons serve as portfolio managers of the Fund.

●	Bill Cannon, ETF Portfolio Manager at CoinShares

●	Rafael Zayas, CFA, Senior Vice President and Head of Portfolio Management and Trading of Vident

●	Austin Wen, CFA, Senior Portfolio Manager of Vident

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares of the Fund may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares of the Fund trade on securities exchanges in the secondary market at their market price rather than their NAV, the Fund’s Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at https://coinshares.com/us/etf/.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), CoinShares and ALPS Distributors, Inc., the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Investment Strategies

The Fund is a series of CoinShares ETF Trust (the “Trust”) and is regulated as an “investment company” under the 1940 Act. The Fund’s investment objective is nonfundamental and may be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. Unless an investment policy is identified as being fundamental, all investment policies included in this prospectus and the Fund’s Statement of Additional Information (“SAI”) are nonfundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will achieve its investment objective.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at https://coinshares.com/us/etf/.

Additional Information Regarding the Fund’s Investment Objective

The Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts are a relatively new asset class and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. The Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts may be more volatile than traditional asset classes. You should be prepared to lose your entire investment.

The Fund’s investment objective is non-fundamental, meaning it may be changed by the Board without the approval of Fund shareholders. The Fund does not take temporary defensive positions. The Fund will generally seek to achieve its investment objective, irrespective as to whether the value of the Bitcoin Volatility Index is flat, rising, or declining.

The Fund expects to gain exposure to the Bitcoin Volatility Index by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands. In order to qualify as a RIC for purposes of federal income tax treatment under the Code, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. Consequently, during this period, the Fund may not achieve its investment objective.

Additional Information Regarding the Fund’s Principal Investment Strategy

Investment in the Subsidiary

The Fund expects to gain exposure to Bitcoin Volatility Futures Contracts by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands, the CoinShares Bitcoin Volatility ETF Cayman Ltd. CoinShares serves as investment adviser and Vident serves as investment sub-adviser to the Subsidiary, subject to the oversight of the Subsidiary’s board of directors. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, custody, and leverage on an aggregate basis with the Subsidiary. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities, securities or other assets, other than entities wholly-owned by the Fund, such as the Subsidiary. The financial statements of the Subsidiary will be consolidated with those of the Fund.

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Bitcoin Volatility Futures Contracts

Futures contracts are financial contracts the value of which depends on, or is derived from, the underlying reference asset. For Bitcoin Volatility Futures Contracts, the underlying reference asset is the Bitcoin Volatility Index or other substantially similar indices or reference rates. A futures contract is a standardized contract traded on, or subject to the rules of, an exchange. The contract will stipulate an exchange to buy or sell a specified type and quantity of a particular underlying asset at a designated price. Futures contracts may be physically-settled or cash-settled. The only futures contracts in which the Fund invests are cash-settled Bitcoin Volatility Futures Contracts traded on commodity exchanges registered with the CFTC. “Cash-settled” means that when the relevant futures contract expires, if the value of the underlying asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess, and if the futures contract price exceeds the value of the underlying asset, the purchaser pays to the seller cash in the amount of that excess. In a cash-settled futures contract on the Bitcoin Volatility Index or other substantially similar index or reference rate, the amount of cash to be paid is equal to the difference between the value of the index or reference rate underlying the futures contract at the close of the last trading day of the contract and the futures contract price specified in the agreement. The CME has specified that the value of the Bitcoin Volatility Index underlying Bitcoin Volatility Futures Contracts traded on the CME will be determined by reference to a volume-weighted average of the Bitcoin Volatility Index trading prices on multiple digital asset trading platforms.

Futures contracts exhibit “futures basis”, meaning the difference between the current level of the underlying the Bitcoin Volatility Index and the price of the cash-settled futures contract. A negative futures basis exists when cash-settled Bitcoin Volatility Futures Contracts generally trade at a premium to the current level of the Bitcoin Volatility Index. Under this scenario, the Fund’s investments in Bitcoin Volatility Futures Contracts will generally underperform a direct investment in the Bitcoin Volatility Index. Historically, volatility futures markets have frequently traded in contango, where futures contracts are priced higher than the current level of the volatility index. Because the Fund must regularly “roll” its futures positions by selling expiring contracts and purchasing longer-dated contracts, persistent contango conditions create a structural headwind that may cause the Fund to underperform the Bitcoin Volatility Index over time.

In order to satisfy certain tax qualification tests, the Fund expects to gain exposure to Bitcoin Volatility Futures Contracts by investing in Bitcoin Volatility Futures Contracts through the Subsidiary. The Fund will “roll” its Bitcoin Volatility Futures Contracts. Futures contracts expire on a designated date (the “expiration date”). The Bitcoin Volatility Futures Contracts in which the Fund invests are cash settled on their expiration date unless they are “rolled” prior to expiration. The Fund generally intends to regularly “roll” its Bitcoin Volatility Futures Contracts.

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In selecting investments for the Fund, the Adviser takes into consideration the relative liquidity of, and costs associated with, Bitcoin Volatility Futures Contracts as well as regulatory requirements imposed by the SEC and the IRS, and other factors. The Fund generally seeks to remain fully invested at all times in investments that, in combination, provide exposure to Bitcoin Volatility Futures Contracts without regard to market conditions, trends, or direction.

The Bitcoin Volatility Index

The Bitcoin Volatility Index is an index designed to measure the implied volatility in the CME Bitcoin Options Market over 30 days in the future. The Bitcoin Volatility Index is calculated and published once per second. The Bitcoin Volatility Index is constructed using orderbook data from CME Bitcoin Futures and CME Options on Bitcoin Futures and Micro Bitcoin Futures, where price discovery is facilitated by the GLOBEX central limit order book system and transactions are centrally cleared. Micro Bitcoin Futures are futures contracts on bitcoin that are one-tenth the size of standard Bitcoin Futures contracts traded on the CME. Like standard Bitcoin Futures, Micro Bitcoin Futures are cash-settled contracts that provide exposure to bitcoin price movements, but with a smaller contract size that allows for more precise position sizing and greater accessibility for market participants. By including both standard-sized and Micro-sized contracts, the Bitcoin Volatility Index benefits from broader market liquidity, as positions in both contract types are aggregated and normalized to BTC-equivalent notional amounts. The Bitcoin Volatility Index is calculated using a widely accepted standard variance swap replication technique, whereby option price data from different strikes and expiration dates is converted into a fair, constant maturity measure of bitcoin volatility. The Bitcoin Volatility Index calculation is based on the tradable prices of a constantly changing portfolio of Bitcoin Futures and Bitcoin Options. Specifically, the steps in the calculation of the Bitcoin Volatility Index are:

1)	Collate the list of relevant CME Futures and Options contracts on Bitcoin Futures and Micro Bitcoin Futures for the relevant calculation time and collect the corresponding orderbook data;

2)	Consolidate the relevant CME Futures and Options contracts on Bitcoin Futures and Micro Bitcoin Futures by aggregating liquidity at identical strike prices and expiration dates, with all contract quantities normalized to BTC-equivalent notional amounts;

3)	Calculate the spot rate for every Bitcoin Future, Bitcoin Futures Option and Micro Bitcoin Futures Option;

4)	Select the final list of option prices after filtering for erroneous data and liquidity thresholds;

5)	Strip a U.S. Dollar yield curve, based on the Secured Overnight Financing Rate (SOFR) and U.S. Treasury yield curve rates, and calculate interest rates for a maturity equivalent to the time to expiry of the relevant option contracts; and

6)	Calculate the front and next term fair variance strikes, then interpolate linearly for the 30-day constant maturity Bitcoin Volatility Index.

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Volatility, and the level of the Bitcoin Volatility Index, can increase (or decrease) without warning. The Bitcoin Volatility Index is calculated, maintained, and published by CF Benchmarks Ltd. CF Benchmarks Ltd. may change the methodology used to determine the Bitcoin Volatility Index and has no obligation to continue to publish, and may discontinue the publication of, the Bitcoin Volatility Index. The Bitcoin Volatility Index is subject to internal review by CF Benchmarks Ltd. and the CF Cryptocurrency Index Family Oversight Function at least annually.

Collateral Investments

In addition to its investments in Bitcoin Volatility Futures Contracts, the Fund (and the Subsidiary, as applicable) will invest its remaining assets directly in cash, cash-like instruments or high-quality securities. The Collateral Investments may consist of high quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.). The Collateral Investments are designed to provide liquidity (i.e., provide an asset that can easily be exchanged for cash), and satisfy the “margin” requirements applicable to the Fund’s futures portfolio, which require that the Fund post collateral to secure its obligations under those contracts.

Other Investments

In order to help the Fund meet its investment objective and maintain the desired level of exposure to the Bitcoin Volatility Index, maintain its tax status as a regulated investment company on days in and around quarter-end, or if the Fund is unable to obtain the desired exposure to Bitcoin Volatility Futures Contracts because it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

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Swaps that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

The Fund expects to enter into swap agreements that are unfunded, which means the Fund will not be required to make an upfront payment of the notional amount of the swap. The Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligations under swaps will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap), and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund.

The Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

The terms of the Fund’s swap agreements may contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions, the counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective.

In recent years, regulators across the globe, including the CFTC and the U.S. banking regulators, have adopted margin requirements applicable to uncleared swaps. Uncleared swaps between the Fund and its counterparties are required to be marked-to-market on a daily basis, and collateral is required to be exchanged to account for any changes in the value of such swaps. In all events, where the Fund is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian. Initial margin requirements may also apply to certain uncleared swaps, which would require the Fund to post additional collateral beyond variation margin, potentially imposing significant costs on the Fund’s ability to engage in uncleared swaps. Significant and unpredictable increases in margin requirements relative to prevailing swap values could result in the Fund not achieving its target exposure and would cause the Fund to experience greater risk of failing to meet its investment objective.

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If the Fund’s ability to obtain exposure to the Bitcoin Volatility Index through swap agreements is disrupted for any reason, including but not limited to, limited liquidity in the swap market, a disruption to the Bitcoin Volatility Futures Contracts market, the unwillingness or inability of counterparties to enter into or continue swap transactions with the Fund, margin requirements imposed by counterparties, or the termination of existing swap agreements by counterparties, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Adviser and the Sub-Adviser would seek to obtain alternative swap counterparties or other derivative instruments to maintain the Fund’s target exposure, however there can be no assurance that the Adviser or the Sub-Adviser will be successful in obtaining such alternative exposure.

Usage of Derivatives Instruments

To the extent the Fund enters into derivative instruments it will do so in accordance with Rule 18f-4. Rule 18f-4 requires a fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon its level of exposure to such derivative instruments. The Fund has adopted and implemented a written derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager (who is responsible for administrating the derivatives risk management program), complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with the requirements of Rule 18f-4, the Fund may be required to adjust its portfolio, which may, in turn, negatively impact its implementation of its investment strategies.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following discussion of the Principal Risks of investing in the Fund. As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund. The unique and substantial risks associated with the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts, and the historic price volatility of Bitcoin Volatility Futures Contracts, are significant. The significance of each risk factor below may change over time and you should review each risk factor carefully.

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Principal Risks

Bitcoin Volatility Index Investing Risk. The Fund is indirectly exposed to the risks of the Bitcoin Volatility Index through its investments in the Bitcoin Volatility Futures Contracts and Bitcoin Volatility-Linked Instruments. The Bitcoin Volatility Index is an index designed to measure the implied volatility of the CME Bitcoin Options Market over 30 days in the future. The Bitcoin Volatility Index cannot be directly invested in. The following factors may affect the level of the Bitcoin Volatility Index: prevailing market prices and forward volatility levels of spot cryptocurrency markets, bitcoin, the prevailing market prices of options on bitcoin, the Bitcoin Volatility Index, or any other financial instruments related to bitcoin and the Bitcoin Volatility Index; market sentiment; interest rates; economic, financial, political, regulatory, geographical, biological or judicial events that affect the current volatility reading of the Bitcoin Volatility Index or the market price or forward volatility of spot cryptocurrency markets, bitcoin or the Bitcoin Volatility Index; supply and demand as well as hedging activities in the listed and OTC cryptocurrency derivatives markets; and disruptions in trading of bitcoin or derivatives instruments that track bitcoin (such as options and futures contracts). Each of these factors could have a negative impact on the level of the Bitcoin Volatility Index and therefore the value of the Fund. These factors interrelate in complex ways, and the effect of one factor on the market value of the Fund may offset or enhance the effect of another factor. The level of the Bitcoin Volatility Index is tied to the spot price of bitcoin, which has historically exhibited extreme volatility. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index may tend to revert to a long-term average over time. As such, any gains from investments in Bitcoin Volatility Futures Contracts may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average. Further, investments linked to digital asset volatility, particularly the Bitcoin Volatility Index instruments that are close to expiration, can be highly volatile and may experience large losses. In addition, unlike instruments that are based on tradable reference assets, volatility-based derivative instruments, like Bitcoin Volatility Futures Contracts and Bitcoin Volatility-Linked Instruments, are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Because the Bitcoin Volatility Index measures expected bitcoin volatility and is derived from bitcoin-related data, the Fund is indirectly exposed to risks associated with bitcoin, including the risk that bitcoin prices may decline significantly, that the Bitcoin Network may experience disruptions, that regulatory actions may restrict bitcoin usage or trading, and that digital asset trading platforms may fail or experience security breaches. However, because the Fund’s exposure is to bitcoin volatility rather than the spot price of bitcoin, the impact of bitcoin-related risks on the Fund may differ in magnitude and even direction from their impact on the spot price of bitcoin. For example, an event that causes bitcoin spot prices to decline may cause bitcoin volatility, and thus the level of the Bitcoin Volatility Index, to increase, decrease, or remain unchanged depending on the nature and market perception of such event.

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Bitcoin Investing Risk. The Bitcoin Volatility Index is a measure of expected bitcoin volatility, not the spot price of bitcoin. The level of the Bitcoin Volatility Index is derived from, and affected by, factors that influence the price and trading activity of bitcoin, although the effects on bitcoin volatility may differ in magnitude and direction from effects on the spot price of bitcoin. For example, an event that causes bitcoin spot prices to decline may cause bitcoin volatility to increase, decrease, or remain unchanged depending on the nature and market perception of such event. Because the Fund seeks exposure to bitcoin volatility through the Bitcoin Volatility Index, the Fund is indirectly exposed to risks associated with bitcoin, but the impact of such risks on the Fund may differ from their impact on the spot price of bitcoin. Bitcoin is a new and highly speculative investment. The risks associated with bitcoin that may affect the Bitcoin Volatility Index include the following:

● Bitcoin is a new technological innovation with a limited history. There is no assurance that usage of bitcoin will continue to grow. A contraction in use of bitcoin may result in increased volatility in the price of bitcoin, which could affect the level of the Bitcoin Volatility Index and the value of the Fund. The Bitcoin Network was launched in January 2009, platform trading in bitcoin began in 2010, and Bitcoin Futures trading began in 2017, each of which limits a potential shareholder’s ability to evaluate an investment in the Fund and to assess the historical relationship between bitcoin volatility and various market conditions.

● The price and volatility of bitcoin are impacted by numerous factors, including: the total and available supply of bitcoin; global bitcoin demand, which is influenced by the growth of retail merchants’ and commercial businesses’ acceptance of bitcoin as payment for goods and services; the security of online digital asset trading platforms; the perception that the use and holding of bitcoin is safe and secure; investors’ expectations with respect to the rate of inflation of fiat currencies and deflation of bitcoin; regulatory measures, if any, that restrict the use of bitcoin as a form of payment or the purchase or sale of bitcoin; and investment and trading activities of large investors. The effect of any of these factors on bitcoin volatility may differ from their effect on the spot price of bitcoin, including in direction.

● A decline in the adoption of bitcoin could negatively impact the performance of the Fund. As a new asset and technological innovation, the bitcoin industry is subject to a high degree of uncertainty. Adoption of bitcoin will require an accommodating regulatory environment. A lack of expansion in usage of bitcoin could adversely affect bitcoin volatility and the Bitcoin Volatility Index. In addition, there is no assurance that bitcoin will maintain its value over the long-term. Recently, bitcoin has come under scrutiny for its environmental impact, specifically the amount of energy consumed by bitcoin miners. To the extent such concerns persist, the demand for bitcoin and the speed of its adoption could be suppressed, which may affect bitcoin volatility.

● Bitcoin trading prices are volatile, and shareholders could lose all or substantially all of their investment in the Fund. Speculators and investors who seek to profit from trading and holding bitcoin generate a significant portion of bitcoin demand. Bitcoin speculation regarding future appreciation in the value of bitcoin may inflate and make more volatile the price of bitcoin, which directly affects the level of the Bitcoin Volatility Index. Notably, bitcoin has been prone to rapid price swings, including significant movements occurring in a single day, throughout its history. Such price movements directly affect the level of the Bitcoin Volatility Index. The price and volatility of bitcoin may be impacted by events in other parts of the blockchain and digital asset ecosystem, even if such events are not directly related to the security or utility of bitcoin. Future announcements and events related to bitcoin, the Bitcoin Network, other digital assets, and digital asset firms may significantly impact bitcoin volatility, and the effect on volatility may differ in magnitude or direction from the effect on spot price.

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● Regulation of participants in the bitcoin ecosystem continues to evolve in both the U.S. and foreign jurisdictions, which may restrict the use of bitcoin or otherwise impact the demand for bitcoin and bitcoin volatility. Both domestic and foreign regulators and governments have increased focus on the use of the Bitcoin Network and bitcoin since 2013. Many digital asset platforms are unlicensed, unregulated, operate without extensive supervision by governmental authorities, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. Currently, there is either a fragmentation of regulatory efforts or a general lack of regulation in U.S. and foreign markets. As a result of fragmented regulatory efforts or lack of regulation, individuals or groups may engage in fraud or market manipulation. Regulation of bitcoin continues to evolve, the ultimate impact of which remains unclear and may adversely affect, among other things, the availability, value, volatility, or performance of bitcoin and, thus, the Bitcoin Volatility Index. Regulatory announcements and enforcement actions may cause sudden changes in bitcoin volatility regardless of their effect on spot prices.

● Disruptions at digital asset trading platforms and potential consequences of a digital asset trading platform’s failure could adversely affect an investment in the Fund. Since 2009, several digital asset trading platforms have been closed or experienced disruptions due to fraud, failure, security breaches or distributed denial of service attacks. In many of these instances, the customers of such exchanges were not compensated or made whole for the partial or complete losses of their funds held at the exchanges. The potential for instability of digital asset trading platforms and the closure or temporary shutdown of exchanges due to fraud, business failure, hackers, or government-mandated regulation may reduce confidence in bitcoin, which may result in greater volatility in bitcoin prices and affect the level of the Bitcoin Volatility Index.

● A malicious actor may attack the Bitcoin Network in an effort to prevent its function, which may adversely impact an investment in the Fund. A malicious actor may attack the Bitcoin Network in a number of ways, including a “50 Percent Attack” or a spam attack. If a malicious actor obtains a majority of the processing power dedicated to mining on the Bitcoin Network, it will be able to exert unilateral control over the addition of blocks to the Blockchain and may be able to “double-spend” its own bitcoin as well as prevent the confirmation of other Bitcoin transactions. The cryptography underlying bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Bitcoin Network, which would likely cause significant volatility in bitcoin prices and adversely affect the Bitcoin Volatility Index and the value of the Fund.

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● In the event of widespread disruption to the Internet, the market for bitcoin may become dangerously illiquid. The Bitcoin Network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network, likely causing significant volatility in bitcoin prices and adversely affecting the Bitcoin Volatility Index.

Bitcoin Volatility Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor.

For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Additionally, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its sought after exposure to the performance of the Bitcoin Volatility Index. Further, if Bitcoin Volatility Index futures market is in a period of contango, if prices of the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references, such as the level of the Bitcoin Volatility Index. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling Bitcoin Volatility Index prices, this could have a significant negative impact on the Fund’s NAV and total return.

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Bitcoin Volatility Futures Contracts are subject to price limits. Price limits represent the maximum price range permitted for a Bitcoin Volatility Futures Contract in each trading session. When a price limit is hit, the Bitcoin Volatility Index futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day. If the Fund is unable to buy or sell Bitcoin Volatility Futures Contracts as a result of markets being halted or stopped – or for other reasons including limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s FCMs, the listing exchanges, or the CFTC – the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Bitcoin Volatility-Linked Instruments that are not Bitcoin Volatility Futures Contracts; (ii) requiring that Authorized Participants purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) reducing the Fund’s exposure relative to its investment objective, by an amount reflecting prevailing price limits.

Position Limits and Price Limits

The CFTC and various exchanges on which Bitcoin Volatility Futures Contracts trade have established position limits and price limits for Bitcoin Volatility Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day’s settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the Bitcoin Volatility Index futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Bitcoin Volatility Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s FCMs, the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Bitcoin Volatility-Linked Instruments that are not Bitcoin Volatility Futures Contracts; (ii) requiring that Authorized Participants purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) reducing the Fund’s exposure relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

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Cost of Futures Investment Risk. When a Bitcoin Volatility Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Bitcoin Volatility Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Bitcoin Volatility Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Bitcoin Volatility Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in Bitcoin Volatility Index futures market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin Volatility Futures Contracts and the Fund to underperform the level of the Bitcoin Volatility Index. Both contango and backwardation would reduce the Fund’s correlation to the level of the Bitcoin Volatility Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Bitcoin Volatility Futures Contracts.

Aggressive Investment Risk. Bitcoin Volatility Futures Contracts are relatively new investments, are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Correlation Risk. A number of other factors may adversely affect the Fund’s correlation with the Bitcoin Volatility Index, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for Bitcoin Volatility Futures Contracts in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with the Bitcoin Volatility Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under or overexposed to the Bitcoin Volatility Index. Any of these factors could decrease correlation between the performance of the Fund and the Bitcoin Volatility Index and may hinder the Fund’s ability to meet its investment objective. There is no assurance that the returns of the Fund will match those of the Bitcoin Volatility Index.

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Tax Quarter Rebalancing Risk. The Fund normally will seek to maintain exposure to the Bitcoin Volatility Index. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Bitcoin Volatility Futures Contracts on or about such date. If the value of Bitcoin Volatility Futures Contracts rises during such periods when the Fund has reduced its futures exposure to Bitcoin Volatility Futures Contracts, without gaining a similar increased exposure through Other Investments, the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period.

In addition, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its desired exposure to the Bitcoin Volatility Index.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may have investment exposure to the Bitcoin Volatility Index that is greater or less than intended. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund. For example, such trading may cause the Fund’s FCMs to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Derivatives Risk. In addition to Bitcoin Volatility Futures Contracts, the Fund may obtain exposure through the following other derivatives: swap agreement transactions that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

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The performance of any Bitcoin Volatility-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Bitcoin Volatility-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Bitcoin Volatility Futures Contracts.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Bitcoin Volatility Futures Contracts; reverse repurchase agreements; swaps on the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

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Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Bitcoin Volatility Futures Contracts. The Fund does not invest directly in or hold the Bitcoin Volatility Index. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Volatility Futures Contracts. The price of Bitcoin Volatility Futures Contracts may differ, sometimes significantly, from the level of the Bitcoin Volatility Index. Because of this, and due to the effects of compounding, contango/backwardation and the potential for tracking error, the Fund may perform differently from the level of the Bitcoin Volatility Index. Although Bitcoin Volatility Futures Contracts are relatively new instruments, the performance of futures contracts on indices, in general, has historically been highly correlated to the performance of the index. However, there can be no guarantee this will be the case with the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of Bitcoin Volatility Futures Contracts and decrease the correlation between the performance of Bitcoin Volatility Futures Contracts and the Bitcoin Volatility Index, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the Bitcoin Volatility Index. To the extent the Fund is invested in back-month Bitcoin Volatility Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Bitcoin Volatility Index.

Liquidity Risk. The market for the Bitcoin Volatility Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

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Bitcoin Volatility Futures Contracts began trading on the CME on June 1, 2026 and initially have not exhibited high trading volume. The potential illiquidity of the Bitcoin Volatility Futures Contract market may increase the bid/offer spread and increase the tracking error of the Fund. The clearing price for any trades in Bitcoin Volatility Futures Contracts may be higher, potentially significantly higher, than that which would be expected in a more liquid market with more robust price discovery. Investors in the Fund will bear this impact as realized returns, which may deviate in terms of theoretical versus actual performance, and this will be the case for exposure obtained from futures, options, and/or swaps.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Active Management Risk. The Fund is actively managed and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

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Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Asset Concentration Risk. Since the Fund may take concentrated positions in Bitcoin Volatility Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Bitcoin Volatility Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of the Bitcoin Volatility Index and may result in the proportion of Bitcoin Volatility Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

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Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

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Digital Asset Regulatory Risk. The regulatory framework for digital assets, including bitcoin and instruments linked to bitcoin volatility, continues to evolve in the United States and internationally. The SEC, CFTC, and other regulatory authorities have taken varying positions on the classification and treatment of digital assets and related products. Changes in laws, regulations, or regulatory interpretations could adversely affect the value, transferability, or liquidity of digital assets, impose restrictions on digital asset trading platforms, or otherwise negatively impact the Fund’s investments. The regulatory environment for digital assets is characterized by uncertainty, and future regulatory developments could be adverse to the Fund. For example, regulatory actions could limit the ability of the CME or other exchanges to list or trade Bitcoin Volatility Futures Contracts, impose additional requirements on the Fund or its service providers, or affect the calculation or publication of the Bitcoin Volatility Index. The Fund may also be subject to regulatory risks associated with cryptocurrency exchanges and digital asset custodians that affect the underlying bitcoin markets and, consequently, bitcoin volatility. Regulatory uncertainty may also affect the willingness of market participants to transact in Bitcoin Volatility Futures Contracts, potentially reducing liquidity and increasing transaction costs.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Bitcoin Volatility Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses. Unlike closed-end funds, the Fund, as an ETF, generally cannot limit new investment or close to new investors if the Fund approaches or reaches applicable position limits or accountability levels. If investor demand for the Fund’s Shares causes the Fund to approach CME position limits or accountability levels, the Fund may be unable to acquire additional Bitcoin Volatility Futures Contracts, which would impair the Fund’s ability to meet its investment objective. In such circumstances, new investors purchasing Shares may effectively dilute the Fund’s exposure to Bitcoin Volatility Futures Contracts, and the Fund’s performance may deviate significantly from the performance of the Bitcoin Volatility Index. Additionally, significant and unpredictable increases in margin requirements for Bitcoin Volatility Futures Contracts could require the Fund to allocate a greater portion of its assets to satisfy margin obligations, thereby reducing the Fund’s ability to obtain its target exposure to the Bitcoin Volatility Index. Elevated margin requirements may also limit the Fund’s ability to respond to increased investor demand by acquiring additional Bitcoin Volatility Futures Contracts positions. The Fund’s FCMs may impose their own capacity limits, margin requirements, or other restrictions that are more stringent than those imposed by the CME or CFTC, which could further constrain the Fund’s ability to achieve its investment objective.

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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

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Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. OTC swaps are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty.

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Certain of the Fund’s swap agreements may contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions, the counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective, which may result in significant losses and prevent the Fund from achieving its investment objective.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. To meet this requirement, the Fund may need to reduce its exposure to Bitcoin Volatility Futures Contracts and increase holdings in Collateral Investments or other assets at or around quarter-end, which may cause the Fund’s performance to deviate from its investment objective during these periods. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Bitcoin Volatility Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin Volatility Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

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If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. Investments linked to cryptocurrency market volatility, including Bitcoin Volatility Futures Contracts, can be highly volatile and may experience sudden, large and unexpected losses. The value of the Fund’s investments in Bitcoin Volatility Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

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The market for Bitcoin Volatility Futures Contracts may fluctuate widely based on a variety of factors, including changes in overall market movements, political and economic events and policies, wars, acts of terrorism, natural disasters, changes in interest rates or inflation rates. The value of the Fund’s Bitcoin Volatility Futures Contracts is also tied to the spot price of bitcoin, which has historically exhibited extreme volatility. The spot price of bitcoin is inherently difficult to predict and heavily influenced by speculation, resulting in sharp and dramatic price swings over short periods of time. High volatility may have an adverse impact on the performance of the Fund.

Management of the Fund

The Fund is a series of CoinShares ETF Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

CoinShares Asset Management (US) LLC, 437 Madison Avenue, 28th Floor, New York, NY 10022, serves as the Fund’s investment adviser pursuant to an investment management agreement (the “Investment Advisory Agreement”). In its capacity as Adviser, CoinShares manages the Fund’s investments subject to the supervision of the Board. Because the Fund seeks to track the performance of the Bitcoin Volatility Index through a rules-based investment strategy, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends. Instead, the Adviser’s responsibilities include: (i) overseeing and implementing the Fund’s rules-based investment program; (ii) managing the Fund’s exposure to Bitcoin Volatility Futures Contracts, including determining the appropriate mix of Bitcoin Volatility Futures Contracts and other investments; (iii) implementing and overseeing the Fund’s derivatives risk management program in accordance with Rule 18f-4, including monitoring the Fund’s derivatives exposure and compliance with applicable value-at-risk limitations; (iv) monitoring and managing compliance with position limits, accountability levels, and other regulatory requirements imposed by the CFTC, the CME, and the Fund’s futures commission merchants; (v) overseeing the Fund’s investments in the Subsidiary, including managing the Fund’s exposure to ensure compliance with RIC qualification requirements at each fiscal quarter end; (vi) selecting and managing relationships with swap counterparties and futures commission merchants, including negotiating swap agreements and monitoring counterparty creditworthiness and margin requirements; (vii) providing investment and operational oversight of the Sub-Adviser; and (viii) arranging for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. Further, the Adviser continuously reviews, supervises, and administers the Fund’s investment program.

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Investment Sub-Adviser

Vident Advisory, LLC (d/b/a Vident Asset Management), 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009, serves as the Fund’s investment sub-adviser pursuant to an investment sub-advisory agreement (“Investment Sub-Advisory Agreement”). Because the Fund seeks to track the performance of the Bitcoin Volatility Index through a rules-based investment strategy, the Sub-Adviser does not conduct conventional investment research or analysis or forecast market movement or trends. Instead, the Sub-Adviser is responsible for: (i) trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions; (ii) executing rebalancing transactions, including rolling Bitcoin Volatility Futures Contracts as they approach expiration; (iii) executing transactions to adjust the Fund’s exposure to the Subsidiary in connection with RIC qualification requirements; (iv) providing portfolio trading and operational support to the Fund; and (v) maintaining required books and records with respect to the Fund’s portfolio transactions, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee paid by the Adviser. The Fund does not directly compensate the Sub-Adviser. The Sub-Adviser offers both high net worth individuals and institutional clients portfolio management services in a variety of alternative investment offerings, and is a registered investment adviser. As of December 31, 2025, the Sub-Adviser had approximately $21.2 billion in assets under management.

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

Bill Cannon, ETF Portfolio Manager at CoinShares. Prior to joining CoinShares, Bill was a Managing Director at Guggenheim Partners Investment Management, where he was a member of the insurance portfolio management division responsible for $80 billion of assets under management. Before that, Mr. Cannon worked at the Chicago Mercantile Exchange and the Chicago Board Options Exchange as a derivatives broker for equity index and interest rate futures and options. Mr. Cannon earned a BA in Chemistry from the University of Vermont and an MBA from the Quinlan School of Business at Loyola University Chicago.

Rafael Zayas, CFA, Senior Vice President and Head of Portfolio Management and Trading of Vident. Mr. Zayas has over 15 years of trading and portfolio management experience in global equity products and ETFs. He is SVP, Head of Portfolio Management and Trading, specializing in managing and trading of developed, emerging, and frontier market portfolios. Prior to joining Vident, he was a Portfolio Manager at Russell Investments where he oversaw over $5 billion in quantitative strategies across global markets, including emerging, developed and frontier markets and listed alternatives. Before that, he was an equity Portfolio Manager at BNY Mellon Asset Management, where he was responsible for $150 million in internationally listed global equity ETFs and assisted in managing $3 billion of global ETF assets. Mr. Zayas holds a BS in Electrical Engineering from Cornell University. He also holds the Chartered Financial Analyst designation.

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Austin Wen, CFA, Senior Portfolio Manager of Vident. Mr. Wen has over a decade of investment experience. At Vident, Mr. Wen specializes in portfolio management and trading of equity, derivative, and commodities-based portfolios, as well as risk monitoring and investment analysis. Previously, he was a financial analyst for Vident Financial, focusing on the development and review of various investment solutions. He began his career as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a BA in Finance from the University of Georgia and holds the Chartered Financial Analyst designation.

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund and has served in such capacity since the Fund’s inception. For additional information concerning CoinShares, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management of the Subsidiary

The Subsidiary is a wholly-owned subsidiary of the Fund. The Subsidiary is organized under the laws of the Cayman Islands and overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is currently expected that shares of the Subsidiary will not be sold or offered to other investors. The Fund and the Subsidiary in the aggregate are managed to comply with the compliance policies and procedures of the Fund. As a result, in managing the Fund’s and the Subsidiary’s portfolios, the Sub-Adviser will comply with the investment policies and restrictions that apply to the management of the Fund and the Subsidiary (on a consolidated basis), and, in particular, to the requirements relating to leverage, liquidity, brokerage, capital structure and the timing and method of the valuation of the Fund’s and the Subsidiary’s portfolio investments. The Trust’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures and makes periodic reports to the Trust’s Board of Trustees regarding the Subsidiary’s compliance with its policies and procedures. CoinShares serves as the investment adviser of the Subsidiary and oversees Vident’s, who acts as sub-adviser for the Subsidiary, management of the investments of the Subsidiary’s assets on a discretionary basis. The Subsidiary does not pay Vident or CoinShares a management fee for its services. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency and audit services. U.S. Bank, N.A. serves as the custodian to the Subsidiary. The Subsidiary will comply with the provisions relating to affiliated transactions and custody set forth in Section 17 of the 1940 Act.

Management Fee

Pursuant to the Investment Advisory Agreement between CoinShares and the Trust, on behalf of the Fund, CoinShares oversees Vident’s management of the Fund’s assets and pays Vident for their services as the Sub-Adviser. CoinShares is paid an annual management fee of 0.95% of the Fund’s average daily net assets and is responsible for the Fund’s and the Subsidiary’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Advisory Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

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Pursuant to the Sub-Advisory Agreement, Vident receives an annual fee based on the average daily net assets of the Fund. The Adviser is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Fund does not directly pay the Sub-Adviser.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Annual Report to shareholders for the year ended September 30, 2026.

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most investors will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, an investor may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

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Share Trading Prices

The trading prices of Shares on the Exchange are based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

Shares may be purchased and redeemed directly from the Fund only in Creation Units by APs that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

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This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

●	Your Fund makes distributions,

●	You sell your Shares listed on the Exchange, and

●	You purchase or redeem Creation Units.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

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Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to Shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at higher rates than capital gains. The Fund will provide notice to its shareholders of the amount of any distribution which must be taken into account as a dividend which is to ordinary income tax rates.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

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Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. You may not be able to take a deduction for some or all of these expenses, even if the cash you receive is reduced by such expenses.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to Shareholders. Federal tax will be withheld if (1) the Shareholder fails to furnish the Fund with the Shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the Shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the Shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the Shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met.

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Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the statement of additional information for more information.

Investments in the Subsidiary

One of the requirements for qualification as a RIC is that the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income.” Qualifying income includes dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies.

The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Internal Revenue Code of 1986, as amended, applicable to RICs. The IRS had issued numerous PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the Internal Revenue Service. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

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The Subsidiary intends to conduct its affairs in a manner such that it will not be subject to U.S. federal income tax. It will, however, be considered a controlled foreign corporation, and the Fund will be required to include as income annually amounts earned by the Subsidiary during that year, whether or not distributed by the Subsidiary. Furthermore, the Fund will be subject to the RIC qualification distribution requirements with respect to the Subsidiary’s income, whether or not the Subsidiary makes a distribution to the Fund during the taxable year and thus the Fund may not have sufficient cash on hand to make such distribution.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary is organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, the Fund’s shareholders would likely suffer decreased investment returns. There remains a risk that the tax treatment futures contracts may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Distributor

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

The Fund’s NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for the Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Trust’s Board or its delegate.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investment, it must be valued at the market value. Rule 2a-5 under the 1940 Act (“Rule 2a-5”) defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available,” then the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 permits a fund’s board of trustees to designate the fund’s investment adviser as its “valuation designee” to perform fair value determinations, subject to certain conditions. Accordingly, the Fund’s Board has designated CoinShares as its valuation designee (the “Valuation Designee”) pursuant to Rule 2a-5 and has directed the Valuation Designee to perform the functions required in Rule 2a-5(a) subject to the requirements of Rule 2a-5(b) on behalf of all portfolio investments of the Fund, subject to the Board’s oversight.

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The Fund’s investments are valued daily in accordance with valuation procedures adopted by the Board, and in accordance with provisions of the 1940 Act. Certain securities in which the Fund may invest are not listed on any securities exchange or board of trade. Such securities are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over the counter secondary market, although typically no formal market makers exist. Certain securities, particularly debt securities, have few or no trades, or trade infrequently, and information regarding a specific security may not be widely available or may be incomplete. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. Typically, debt securities are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses broker quotes to value the securities.

The Fund’s investments will be valued daily at market value or, in the absence of market value with respect to any investment, at fair value in accordance with valuation procedures adopted by the Board and in accordance with the 1940 Act. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, certain restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in the prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. Valuing the Fund’s securities using fair value pricing will result in using prices for those securities that may differ from current market valuations.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer-specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the Exchange and when the Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

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For more information about how the Fund’s NAV is determined, please see the section in the statement of information entitled “Determination of Net Asset Value.”

Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund’s Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://coinshares.com/us/etf/.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. The SEC adopted Rule 12d1-4 under the 1940 Act, which outlines the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1) of the 1940 Act.

Financial Highlights

The Fund is new and has no performance history as of the date of this prospectus. Financial information is therefore not available.

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CoinShares Bitcoin Volatility ETF

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information, such as Fund financial statements, are available free of charge by calling the Fund at 1-800-617-0004, on the Fund’s website at https://coinshares.com/us/etf/ or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

CoinShares Asset Management (US) LLC
437 Madison Avenue, 28th Floor
New York, NY 10022
1-800-617-0004	SEC File #: 333-258722
https://coinshares.com/us/etf/	811-23725

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The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion
Dated June 8, 2026

PROSPECTUS

_____, __

CoinShares Bitcoin Volatility Leveraged ETF

(Ticker: LBIX)

CoinShares Bitcoin Volatility Leveraged ETF (the “Fund”) is a series of CoinShares ETF Trust (the “Trust”) and intends to list and principally trade its shares on Nasdaq Stock Market LLC (the “Exchange”).

Neither the U.S. Securities and Exchange Commission (the “SEC”) nor the Commodity Futures Trading Commission (the “CFTC”) has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund is designed for investors who seek to profit from increases in expected bitcoin volatility, as measured by the level of the Bitcoin Volatility Index. The Fund is generally expected to post gains when the level of the Bitcoin Volatility Index increases and is generally expected to post losses when the level of the Bitcoin Volatility Index decreases. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index may tend to revert to a long-term average over time. As such, any gains from investments in Bitcoin Volatility Futures Contracts may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average.

-i-

Summary Information

Important Information About the Fund

CoinShares Bitcoin Volatility Leveraged ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and a half times (1.5x) the daily change of the level of the CME CF Bitcoin Volatility Index – Real Time (the “Bitcoin Volatility Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the performance of the Bitcoin Volatility Index for the same period. For periods longer than a single day, the Fund will lose money if the Bitcoin Volatility Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Bitcoin Volatility Index increases. Longer holding periods, higher Bitcoin Volatility Index volatility, and greater leveraged exposure each exacerbate the impact of compounding on an investor’s returns. During periods of higher Bitcoin Volatility Index volatility, the volatility of the Bitcoin Volatility Index may affect the Fund’s return as much as or more than changes in the level of the Bitcoin Volatility Index.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily one and a half times (1.5x) investment results, understand the risks associated with the use of leveraged positions and exposure, and are willing to monitor their portfolios frequently. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. An investor in the Fund could potentially lose the full value of their investment within a single day.

Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index has historically tended to revert to a long-term average over time. As such, any gains from investments in the Fund may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average. This mean reversion characteristic distinguishes volatility-based investments from traditional equity or commodity investments.

The Fund does not track the performance of the Bitcoin Volatility Index and can be expected to perform very differently from the Bitcoin Volatility Index. The Fund invests in Bitcoin Volatility Futures Contracts, rather than directly tracking the current (or “spot”) level of the Bitcoin Volatility Index. Because of this, the Fund’s performance will differ from the Bitcoin Volatility Index for several reasons: (1) “futures basis,” which is the difference between the price of a futures contract and the current level of the Index; (2) “roll costs,” which are costs incurred when the Fund sells expiring futures contracts and buys longer-dated contracts, particularly when the market is in “contango” (where longer-dated futures trade at higher prices than near-term futures); and (3) the effects of daily leverage (1.5x) and compounding over time. These factors, individually and together, can cause the Fund’s returns to be significantly higher or lower than 1.5 times the change in the level of the Bitcoin Volatility Index over any period longer than a single day.

1

The Fund is designed for investors who seek to profit from increases in expected bitcoin volatility, as measured by the level of the Bitcoin Volatility Index. The Fund is generally expected to post gains when the level of the Bitcoin Volatility Index increases and is generally expected to post losses when the level of the Bitcoin Volatility Index decreases. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index may tend to revert to a long-term average over time. As such, any gains from investments in Bitcoin Volatility Futures Contracts may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average.

While the Fund has a daily investment objective, you may hold shares of the Fund (“Shares”) for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold Shares for any period other than a day, it is important for you to understand that over your holding period:

●	Your return may be higher or lower than that sought in the investment objective, and this difference may be significant.

●	Factors that contribute to returns that are worse than the return sought in the investment objective include smaller Bitcoin Volatility Index increases or decreases and higher Bitcoin Volatility Index volatility, as well as longer holding periods when these factors apply.

●	Factors that contribute to returns that are better than the return sought in the investment objective include larger Bitcoin Volatility Index gains or losses and lower Bitcoin Volatility Index volatility, as well as longer holding periods when these factors apply.

●	The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the return sought in the investment objective.

The Fund expects to gain 1.5x exposure to the Bitcoin Volatility Index by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In order to qualify as a regulated investment company (“RIC”) for purposes of federal income tax treatment under the Internal Revenue Code of 1986 (the “Code”), the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective, and may return substantially less than one and a half times (1.5x) the daily change of the Bitcoin Volatility Index.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to one and a half times (1.5x) the daily change of the Bitcoin Volatility Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

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Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.36%
Total Annual Fund Operating Expenses	1.31%
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$133	$415

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to futures contracts on the Bitcoin Volatility Index or other substantially similar indices or reference rates that trade only on an exchange registered with the CFTC (“Bitcoin Volatility Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Bitcoin Volatility Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to one and a half times (1.5x) the performance of the level of the Bitcoin Volatility Index for a single day. For the purpose of the Fund’s investment objective, under normal circumstances, the Fund will use the level of the Bitcoin Volatility Index that is reflected in the next, or second to next, expiring Bitcoin Volatility Futures Contract. If the Fund invests in other Bitcoin Volatility-Linked Instruments, the value of the Bitcoin Volatility Index will be determined by an average of how the Bitcoin Volatility Index is valued in the financial instruments in which the Fund invests.

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The Bitcoin Volatility Index is designed to measure expected bitcoin volatility. Unlike a bitcoin index, which tracks the price of bitcoin, the Bitcoin Volatility Index measures how much and how quickly the price of bitcoin is expected to change over a given period. Because the Bitcoin Volatility Index reflects volatility rather than the price of bitcoin, the level of the Bitcoin Volatility Index may increase or decrease regardless of whether the price of bitcoin is rising, falling, or unchanged. For example, the Bitcoin Volatility Index may rise when investors expect larger or more rapid price swings in bitcoin, even if bitcoin’s price is declining or stable. The Fund does not invest directly in bitcoin.

The Fund does not invest directly in the Bitcoin Volatility Index, which is a non-investable index. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Volatility Futures Contracts. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Bitcoin Volatility-Linked Instruments. For purposes of this policy, “Bitcoin Volatility-Linked Instruments” means (i) Bitcoin Volatility Futures Contracts and (ii) swap agreement transactions that reference the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes.

The investment adviser to the Fund and the Subsidiary is CoinShares Asset Management (US) LLC (the “Adviser” or “CoinShares”). The investment sub-adviser to the Fund and the Subsidiary is Vident Advisory, LLC (d/b/a Vident Asset Management) (the “Sub-Adviser” or “Vident”). Because the Fund seeks to track the performance of the Bitcoin Volatility Index through a rules-based investment strategy, neither CoinShares nor Vident conducts conventional investment research or analysis or forecasts market movement or trends. Instead, the Adviser oversees and implements the Fund’s investment program, including managing the Fund’s exposure to Bitcoin Volatility Futures Contracts, monitoring and managing the Fund’s derivatives risk in accordance with Rule 18f-4, overseeing compliance with applicable position limits and accountability levels, monitoring the Fund’s investments in the Subsidiary for RIC qualification purposes, selecting and overseeing swap counterparties and futures commission merchants, and arranging for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, executing rebalancing transactions, and providing portfolio trading and operational support.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Bitcoin Volatility-Linked Instruments.

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Bitcoin Volatility Futures Contracts

In order to obtain 1.5x daily exposure to the Bitcoin Volatility Index, the Fund intends to typically enter into cash-settled Bitcoin Volatility Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its 1.5x daily exposure to the Bitcoin Volatility Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s Bitcoin Volatility Futures Contracts may differ from that of the Bitcoin Volatility Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Bitcoin Volatility Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser, sub-adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

Bitcoin

Bitcoin is a digital asset that can be transferred among participants on the bitcoin peer-to-peer network (the “Bitcoin Network”) on a peer-to-peer basis via the Internet. Bitcoin can be transferred without the use of a central administrator or clearing agency, unlike other means of electronic payments. Because a central party is not necessary to administer bitcoin transactions or maintain the bitcoin ledger, the term decentralized is often used in descriptions of bitcoin.

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Bitcoin is based on the decentralized, open-source protocol of a peer-to-peer electronic network. No single entity owns or operates the Bitcoin Network. Bitcoin is not issued by governments, banks or any other centralized authority. The infrastructure of the Bitcoin Network is collectively maintained on a distributed basis by the network’s participants, consisting of “miners,” who run special software to validate transactions, developers, who maintain and contribute updates to the bitcoin network’s source code, and users, who download and maintain on their individual computer a full or partial copy of the Bitcoin Blockchain (defined below) and related software. Anyone can be a user, developer, or miner. The Bitcoin Network is accessed through software, and software governs the creation, movement, and ownership of bitcoin. The source code for the Bitcoin Network and related software protocol is open-source, and anyone can contribute to its development.

The value of bitcoin is in part determined by the supply of, and demand for, bitcoin in the global markets for the trading of bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment, and the volume of peer-to-peer transactions, among other factors.

Bitcoin transaction and ownership records are reflected on the blockchain ledger for bitcoin (the “Bitcoin Blockchain”). Miners authenticate and bundle bitcoin transactions sequentially into files called “blocks,” which requires performing computational work to solve a cryptographic puzzle set by the Bitcoin Network’s software protocol. Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first bitcoin transaction. Copies of the Bitcoin Blockchain are stored in a decentralized manner on the computers of each individual Bitcoin Network full node, i.e., any user who chooses to maintain on their computer a full copy of the Bitcoin Blockchain as well as related software. Each bitcoin is associated with a set of unique cryptographic “keys,” in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that bitcoin in a transfer that the Bitcoin network will recognize.

Bitcoin is traded on digital asset trading platforms that operate websites on which users can trade bitcoin for U.S. dollars, other government currencies or other digital assets. Digital asset trading platforms have a limited history, and during this limited history, bitcoin prices on the digital asset markets generally, and on digital asset platforms individually, have been volatile and subject to influence by many factors, including operational interruptions. Unlike exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and digital asset trading venues are largely unregulated, may be operating out of compliance with regulation and are highly fragmented.

The Bitcoin Volatility Index

The Bitcoin Volatility Index is a non-investable index, calculated and published once per second by CF Benchmarks Ltd., that is constructed using tradable prices of option contracts available on the CME that measures the implied volatility in the CME bitcoin options market (the “CME Bitcoin Options Market”). For these purposes, “implied volatility” is a measure of the expected volatility (i.e., the rate and magnitude of variations in performance) of the CME Bitcoin Options Market over the next 30 days. The Bitcoin Volatility Index is a forward-looking measure of implied volatility and does not represent the actual volatility of bitcoin or the CME Bitcoin Options Market. The Bitcoin Volatility Index is constructed using orderbook data from CME Bitcoin Futures (“Bitcoin Futures”) and CME Options on Bitcoin Futures (“Bitcoin Futures Options”) and Micro Bitcoin Futures (“Micro Bitcoin Futures Options,” and collectively with Bitcoin Futures Options, “Bitcoin Options”), where price discovery is facilitated by the GLOBEX central limit order book system and transactions are centrally cleared. Micro Bitcoin Futures are futures contracts on bitcoin that are one-tenth the size of standard Bitcoin Futures contracts traded on the CME. Micro Bitcoin Futures provide the same exposure to bitcoin price movements as standard Bitcoin Futures but with a smaller contract size, making them more accessible and allowing for more precise position sizing. Liquidity from both standard-sized and Micro-sized contracts is aggregated and normalized to BTC-equivalent notional amounts. The Bitcoin Volatility Index is calculated using a widely accepted standard variance swap replication technique, whereby CME Bitcoin Options Market price data from different strikes and expiration dates is converted into a fair, constant maturity measure of bitcoin volatility. For additional information on the Bitcoin Volatility Index, see “Additional Information About the Fund’s Investment Strategies.”

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The Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Bitcoin Volatility-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

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Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to the Bitcoin Volatility Index, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to Bitcoin Volatility Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Swaps that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

The Fund expects to enter into swap agreements that are unfunded, which means the Fund will not be required to make an upfront payment of the notional amount of the swap. The Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligations under swaps will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap), and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund. Where the Fund is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian.

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The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, swap transactions with the Fund, and as a result, the Fund may not be able to achieve its investment objective.

The terms of the Fund’s swap agreements may contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions, the counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its investment objective and may result in significant losses to the Fund.

The Fund’s swap counterparties are likely to hedge their exposure to the Fund’s positions through trading in the underlying Bitcoin Volatility Futures Contracts or related instruments. Such hedging activity by swap counterparties may impact the trading and liquidity in the underlying Bitcoin Volatility Futures Contracts market and may adversely affect the value of the Fund’s positions.

Principal Risks

Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period. This will very likely differ in amount, and possibly even direction, from one and a half times (1.5x) the performance of the Bitcoin Volatility Index for the same period. This effect, sometimes referred to as “volatility decay” or “volatility drag,” is particularly pronounced in volatile markets where the Fund may lose value even if the Bitcoin Volatility Index ends a period flat or higher. The Fund will lose money if the Bitcoin Volatility Index’s performance is flat over time. The Fund can lose money regardless of the performance of the Bitcoin Volatility Index, as a result of daily rebalancing, the Bitcoin Volatility Index’s volatility, compounding of each day’s return and other factors.

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund. As a leveraged ETF, the unique and substantial risks associated with the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts, and the historic price volatility of Bitcoin Volatility Futures Contracts, are exacerbated.

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The Bitcoin Volatility Index and the Bitcoin Volatility-Linked Instruments are relatively new investments. They are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

The value of an investment in the Fund could decline significantly and without warning, including to zero. Shares will change in value, and you could lose money by investing in the Fund. You should be prepared to lose your entire investment. The Fund may not achieve its investment objective.

The Fund is designed to be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (1.5x) investment results, understand the risks associated with the use of leverage, and are willing to monitor their portfolios frequently. The Fund is not intended for investors who plan to hold Shares for longer than one trading day. Due to the effects of daily rebalancing and compounding, the Fund is generally unsuitable for buy-and-hold investors. Investors who do not actively manage and monitor their investments on a daily basis or do not understand the risks of daily leveraged investment exposure should not invest in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Bitcoin Volatility Index Investing Risk. The Fund is indirectly exposed to the risks of the Bitcoin Volatility Index through its investments in the Bitcoin Volatility Futures Contracts and other Bitcoin Volatility-Linked Instruments. The Bitcoin Volatility Index is an index designed to measure the implied volatility of the CME Bitcoin Options Market over 30 days in the future. The Bitcoin Volatility Index cannot be directly invested in, and the Fund’s performance may differ significantly from the performance of the Bitcoin Volatility Index itself. The following factors may affect the level of the Bitcoin Volatility Index: prevailing market prices and forward volatility levels of spot cryptocurrency markets, bitcoin, the prevailing market prices of options on bitcoin, the Bitcoin Volatility Index, or any other financial instruments related to bitcoin and the Bitcoin Volatility Index; market sentiment; interest rates; inflation rates or inflation expectations; economic, financial, political, regulatory, geographical, biological or judicial events that affect the current volatility reading of the Bitcoin Volatility Index or the market price or forward volatility of spot cryptocurrency markets, bitcoin or the Bitcoin Volatility Index; supply and demand as well as hedging activities in the listed and OTC cryptocurrency derivatives markets; and disruptions in trading of bitcoin or derivatives instruments that track bitcoin (such as options and futures contracts). Each of these factors could have a negative impact on the level of the Bitcoin Volatility Index and therefore the value of the Fund. These factors interrelate in complex ways, and the effect of one factor on the market value of the Fund may offset or enhance the effect of another factor. The level of the Bitcoin Volatility Index is tied to the spot price of bitcoin, which has historically exhibited extreme volatility. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index may tend to revert to a long-term average over time. As such, any gains from investments in Bitcoin Volatility Futures Contracts may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average. Further, investments linked to digital asset volatility, particularly the Bitcoin Volatility Index instruments that are close to expiration, can be highly volatile and may experience large losses. Investors could potentially lose the full value of their investment over periods even as short as one day. Bitcoin Volatility Futures Contracts and Bitcoin Volatility-Linked Instruments are generally intended for short-term investment horizons, and investors holding Shares over longer-term periods may be subject to increased risk of loss. In addition, unlike instruments that are based on tradable reference assets, volatility-based derivative instruments, like Bitcoin Volatility Futures Contracts and Bitcoin Volatility-Linked Instruments, are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

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Because the Bitcoin Volatility Index measures expected bitcoin volatility and is derived from bitcoin-related data, the Fund is indirectly exposed to risks associated with bitcoin, including the risk that bitcoin prices may decline significantly, that the Bitcoin Network may experience disruptions, that regulatory actions may restrict bitcoin usage or trading, and that digital asset trading platforms may fail or experience security breaches. However, because the Fund’s exposure is to bitcoin volatility rather than the spot price of bitcoin, the impact of bitcoin-related risks on the Fund may differ in magnitude and even direction from their impact on the spot price of bitcoin. For example, an event that causes bitcoin spot prices to decline may cause bitcoin volatility, and thus the level of the Bitcoin Volatility Index, to increase, decrease, or remain unchanged depending on the nature and market perception of such event.

Bitcoin Investing Risk. The Bitcoin Volatility Index is a measure of expected bitcoin volatility, not the spot price of bitcoin. The level of the Bitcoin Volatility Index is derived from, and affected by, factors that influence the price and trading activity of bitcoin, although the effects on bitcoin volatility may differ in magnitude and direction from effects on the spot price of bitcoin. For example, an event that causes bitcoin spot prices to decline may cause bitcoin volatility to increase, decrease, or remain unchanged depending on the nature and market perception of such event. Because the Fund seeks exposure to bitcoin volatility through the Bitcoin Volatility Index, the Fund is indirectly exposed to risks associated with bitcoin, but the impact of such risks on the Fund may differ from their impact on the spot price of bitcoin. Bitcoin is a new and highly speculative investment. The risks associated with bitcoin that may affect the Bitcoin Volatility Index include the following:

● Bitcoin is a new technological innovation with a limited history. There is no assurance that usage of bitcoin will continue to grow. A contraction in use of bitcoin may result in increased volatility in the price of bitcoin, which could affect the level of the Bitcoin Volatility Index and the value of the Fund. The Bitcoin Network was launched in January 2009, platform trading in bitcoin began in 2010, and Bitcoin Futures trading began in 2017, each of which limits a potential shareholder’s ability to evaluate an investment in the Fund and to assess the historical relationship between bitcoin volatility and various market conditions.

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● The price and volatility of bitcoin are impacted by numerous factors, including: the total and available supply of bitcoin; global bitcoin demand, which is influenced by the growth of retail merchants’ and commercial businesses’ acceptance of bitcoin as payment for goods and services; the security of online digital asset trading platforms; the perception that the use and holding of bitcoin is safe and secure; investors’ expectations with respect to the rate of inflation of fiat currencies and deflation of bitcoin; regulatory measures, if any, that restrict the use of bitcoin as a form of payment or the purchase or sale of bitcoin; and investment and trading activities of large investors. The effect of any of these factors on bitcoin volatility may differ from their effect on the spot price of bitcoin, including in direction.

● A decline in the adoption of bitcoin could negatively impact the performance of the Fund. As a new asset and technological innovation, the bitcoin industry is subject to a high degree of uncertainty. Adoption of bitcoin will require an accommodating regulatory environment. A lack of expansion in usage of bitcoin could adversely affect bitcoin volatility and the Bitcoin Volatility Index. In addition, there is no assurance that bitcoin will maintain its value over the long-term. Recently, bitcoin has come under scrutiny for its environmental impact, specifically the amount of energy consumed by bitcoin miners. To the extent such concerns persist, the demand for bitcoin and the speed of its adoption could be suppressed, which may affect bitcoin volatility.

● Bitcoin trading prices are volatile, and shareholders could lose all or substantially all of their investment in the Fund. Speculators and investors who seek to profit from trading and holding bitcoin generate a significant portion of bitcoin demand. Bitcoin speculation regarding future appreciation in the value of bitcoin may inflate and make more volatile the price of bitcoin, which directly affects the level of the Bitcoin Volatility Index. Notably, bitcoin has been prone to rapid price swings, including significant movements occurring in a single day, throughout its history. Such price movements directly affect the level of the Bitcoin Volatility Index. The price and volatility of bitcoin may be impacted by events in other parts of the blockchain and digital asset ecosystem, even if such events are not directly related to the security or utility of bitcoin. Future announcements and events related to bitcoin, the Bitcoin Network, other digital assets, and digital asset firms may significantly impact bitcoin volatility, and the effect on volatility may differ in magnitude or direction from the effect on spot price.

● Regulation of participants in the bitcoin ecosystem continues to evolve in both the U.S. and foreign jurisdictions, which may restrict the use of bitcoin or otherwise impact the demand for bitcoin and bitcoin volatility. Both domestic and foreign regulators and governments have increased focus on the use of the Bitcoin Network and bitcoin since 2013. Many digital asset platforms are unlicensed, unregulated, operate without extensive supervision by governmental authorities, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. Currently, there is either a fragmentation of regulatory efforts or a general lack of regulation in U.S. and foreign markets. As a result of fragmented regulatory efforts or lack of regulation, individuals or groups may engage in fraud or market manipulation. Regulation of bitcoin continues to evolve, the ultimate impact of which remains unclear and may adversely affect, among other things, the availability, value, volatility, or performance of bitcoin and, thus, the Bitcoin Volatility Index. Regulatory announcements and enforcement actions may cause sudden changes in bitcoin volatility regardless of their effect on spot prices.

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● Disruptions at digital asset trading platforms and potential consequences of a digital asset trading platform’s failure could adversely affect an investment in the Fund. Since 2009, several digital asset trading platforms have been closed or experienced disruptions due to fraud, failure, security breaches or distributed denial of service attacks. In many of these instances, the customers of such exchanges were not compensated or made whole for the partial or complete losses of their funds held at the exchanges. The potential for instability of digital asset trading platforms and the closure or temporary shutdown of exchanges due to fraud, business failure, hackers, or government-mandated regulation may reduce confidence in bitcoin, which may result in greater volatility in bitcoin prices and affect the level of the Bitcoin Volatility Index.

● A malicious actor may attack the Bitcoin Network in an effort to prevent its function, which may adversely impact an investment in the Fund. A malicious actor may attack the Bitcoin Network in a number of ways, including a “50 Percent Attack” or a spam attack. If a malicious actor obtains a majority of the processing power dedicated to mining on the Bitcoin Network, it will be able to exert unilateral control over the addition of blocks to the Blockchain and may be able to “double-spend” its own bitcoin as well as prevent the confirmation of other Bitcoin transactions. The cryptography underlying bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Bitcoin Network, which would likely cause significant volatility in bitcoin prices and adversely affect the Bitcoin Volatility Index and the value of the Fund.

● In the event of widespread disruption to the Internet, the market for bitcoin may become dangerously illiquid. The Bitcoin Network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network, likely causing significant volatility in bitcoin prices and adversely affecting the Bitcoin Volatility Index.

Bitcoin Volatility Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor.

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For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Additionally, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its sought after exposure to one and a half times (1.5x) the daily change of the Bitcoin Volatility Index. Further, if the Bitcoin Volatility Index futures market is in a period of contango, if levels of the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references, such as the level of the Bitcoin Volatility Index. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling Bitcoin Volatility Index levels, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Bitcoin Volatility Futures Contracts trade have established position limits and price limits for Bitcoin Volatility Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day’s settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the Bitcoin Volatility Index futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

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If the Fund is unable to buy or sell Bitcoin Volatility Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Bitcoin Volatility-Linked Instruments that are not Bitcoin Volatility Futures Contracts; (ii) requiring that Authorized Participants purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its 1.5x investment objective, by an amount reflecting prevailing price limits.

Cost of Futures Investment Risk. When a Bitcoin Volatility Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Bitcoin Volatility Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Bitcoin Volatility Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Bitcoin Volatility Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in Bitcoin Volatility Index futures market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin Volatility Futures Contracts and the Fund to underperform the level of the Bitcoin Volatility Index. Both contango and backwardation would reduce the Fund’s correlation to the level of the Bitcoin Volatility Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Bitcoin Volatility Futures Contracts.

Aggressive Investment Risk. Bitcoin Volatility Futures Contracts are relatively new investments, are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from one and a half times (1.5x) the daily change in the level of the Bitcoin Volatility Index for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as the Bitcoin Volatility Index volatility and holding periods increase. Investors should actively manage and monitor their investments, as frequently as daily.

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Leveraged Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of leveraged (1.5x) correlation with the level of the Bitcoin Volatility Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from one and a half times (1.5x) the performance of the Bitcoin Volatility Index on a given day.

A number of other factors may adversely affect the Fund’s sought-after 1.5x correlation with the Bitcoin Volatility Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for Bitcoin Volatility Futures Contracts in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the Bitcoin Volatility Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under or overexposed to the Bitcoin Volatility Index. Any of these factors could decrease correlation between the performance of the Fund and the Bitcoin Volatility Index and may hinder the Fund’s ability to meet its daily investment objective.

Target Exposure and Rebalancing Risks. The Fund normally will seek to maintain notional exposure to the Bitcoin Volatility Index at 150%. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Bitcoin Volatility Futures Contracts on or about such date. If the value of Bitcoin Volatility Futures Contracts rises during such periods when the Fund has reduced its futures exposure to Bitcoin Volatility Futures Contracts, without gaining a similar increased exposure through Other Investments, the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period.

In addition, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its target 1.5x exposure and as such would cause the Fund to experience greater risk of failing to meet its target exposure of one and a half times (1.5x) the daily change of the Bitcoin Volatility Index, before fees and expenses.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s daily investment objective. In these instances, the Fund may not successfully track the performance of the Bitcoin Volatility Index and may not achieve its investment objective. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund. For example, such trading may cause the FCMs to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Derivatives Risk. In addition to Bitcoin Volatility Futures Contracts, the Fund may obtain exposure through the following other derivatives: swap agreement transactions that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Bitcoin Volatility-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Bitcoin Volatility-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Bitcoin Volatility Futures Contracts.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Bitcoin Volatility Futures Contracts; reverse repurchase agreements; swaps on the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

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The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

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Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Bitcoin Volatility Futures Contracts. The Fund does not invest directly in or hold the Bitcoin Volatility Index. Instead, the Fund seeks to benefit from increases in the level of the Bitcoin Volatility Index for a single day. The level of Bitcoin Volatility Futures Contracts may differ, sometimes significantly, from the level of the Bitcoin Volatility Index. Because of this, and due to the effects of compounding, contango/backwardation and the potential for tracking error, the Fund may perform differently from the level of the Bitcoin Volatility Index. Although Bitcoin Volatility Futures Contracts are relatively new instruments, the performance of futures contracts on indices, in general, has historically been highly correlated to the performance of the index. However, there can be no guarantee this will be the case with the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of Bitcoin Volatility Futures Contracts and decrease the correlation between the performance of Bitcoin Volatility Futures Contracts and the Bitcoin Volatility Index, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the Bitcoin Volatility Index. To the extent the Fund is invested in back-month Bitcoin Volatility Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Bitcoin Volatility Index.

Liquidity Risk. The market for the Bitcoin Volatility Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Bitcoin Volatility Futures Contracts began trading on the CME on June 1, 2026 and initially have not exhibited high trading volume. The potential illiquidity of the Bitcoin Volatility Futures Contract market may increase the bid/offer spread and increase the tracking error of the Fund. The clearing price for any trades in Bitcoin Volatility Futures Contracts may be higher, potentially significantly higher, than that which would be expected in a more liquid market with more robust price discovery. Investors in the Fund will bear this impact as realized returns, which may deviate in terms of theoretical versus actual performance, and this will be the case for exposure obtained from futures, options, and/or swaps.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

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Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Asset Concentration Risk. Since the Fund may take concentrated positions in Bitcoin Volatility Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Authorized Participant Concentration Risk. Only an AP may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

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Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an authorized participant (“AP”). If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Bitcoin Volatility Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of daily changes in the level of the Bitcoin Volatility Index and may result in the proportion of Bitcoin Volatility Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Digital Asset Regulatory Risk. The regulatory framework for digital assets, including bitcoin and instruments linked to bitcoin volatility, continues to evolve in the United States and internationally. The SEC, CFTC, and other regulatory authorities have taken varying positions on the classification and treatment of digital assets and related products. Changes in laws, regulations, or regulatory interpretations could adversely affect the value, transferability, or liquidity of digital assets, impose restrictions on digital asset trading platforms, or otherwise negatively impact the Fund’s investments. The regulatory environment for digital assets is characterized by uncertainty, and future regulatory developments could be adverse to the Fund. For example, regulatory actions could limit the ability of the CME or other exchanges to list or trade Bitcoin Volatility Futures Contracts, impose additional requirements on the Fund or its service providers, or affect the calculation or publication of the Bitcoin Volatility Index. The Fund may also be subject to regulatory risks associated with cryptocurrency exchanges and digital asset custodians that affect the underlying bitcoin markets and, consequently, bitcoin volatility. Regulatory uncertainty may also affect the willingness of market participants to transact in Bitcoin Volatility Futures Contracts, potentially reducing liquidity and increasing transaction costs.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

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Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Bitcoin Volatility Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses. Unlike closed-end funds, the Fund, as an ETF, generally cannot limit new investment or close to new investors if the Fund approaches or reaches applicable position limits or accountability levels. If investor demand for the Fund’s Shares causes the Fund to approach CME position limits or accountability levels, the Fund may be unable to acquire additional Bitcoin Volatility Futures Contracts, which would impair the Fund’s ability to meet its investment objective. In such circumstances, new investors purchasing Shares may effectively dilute the Fund’s exposure to Bitcoin Volatility Futures Contracts, and the Fund’s performance may deviate significantly from the performance of the Bitcoin Volatility Index. Additionally, significant and unpredictable increases in margin requirements for Bitcoin Volatility Futures Contracts could require the Fund to allocate a greater portion of its assets to satisfy margin obligations, thereby reducing the Fund’s ability to obtain its target exposure to the Bitcoin Volatility Index. Elevated margin requirements may also limit the Fund’s ability to respond to increased investor demand by acquiring additional Bitcoin Volatility Futures Contracts positions. The Fund’s FCMs may impose their own capacity limits, margin requirements, or other restrictions that are more stringent than those imposed by the CME or CFTC, which could further constrain the Fund’s ability to achieve its investment objective.

Leverage Risk. The Fund seeks to achieve and maintain the exposure to the level of the Bitcoin Volatility Index by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund. The Fund may at times be required to liquidate portfolio positions, including when it is not advantageous to do so, in order to comply with guidance from the SEC regarding asset segregation requirements to cover certain leveraged positions.

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If the Fund is unable to obtain sufficient leveraged exposure to the value of the Bitcoin Volatility Index due to the limited availability of necessary investments or financial instruments or trading halts in Bitcoin Volatility Futures Contracts brought about by price limits on the CME, the Fund could, among other things, limit or suspend the purchase of creation units until the Adviser determines that the requisite exposure to Bitcoin Volatility Futures Contracts is obtainable. During the period that the purchase of creation units is suspended, the Fund could trade at a significant premium or discount to its NAV and could experience substantial redemptions.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

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Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. OTC swaps are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty.

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Certain of the Fund’s swap agreements may contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions, the counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective, which may result in significant losses and prevent the Fund from achieving its investment objective.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. To meet this requirement, the Fund may need to reduce its exposure to Bitcoin Volatility Futures Contracts and increase holdings in Collateral Investments or other assets at or around quarter-end, which may cause the Fund’s performance to deviate from its investment objective during these periods. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Bitcoin Volatility Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin Volatility Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

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If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

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Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. Investments linked to cryptocurrency market volatility, including Bitcoin Volatility Futures Contracts, can be highly volatile and may experience sudden, large and unexpected losses. The value of the Fund’s investments in Bitcoin Volatility Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

The market for Bitcoin Volatility Futures Contracts may fluctuate widely based on a variety of factors, including changes in overall market movements, political and economic events and policies, wars, acts of terrorism, natural disasters, changes in interest rates or inflation rates. The value of the Fund’s Bitcoin Volatility Futures Contracts is also tied to the spot price of bitcoin, which has historically exhibited extreme volatility. The spot price of bitcoin is inherently difficult to predict and heavily influenced by speculation, resulting in sharp and dramatic price swings over short periods of time. High volatility may have an adverse impact on the performance of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://coinshares.com/us/etf/ and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

CoinShares Asset Management (US) LLC

Investment Sub-Adviser

Vident Advisory, LLC (d/b/a Vident Asset Management)

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

●	Bill Cannon, ETF Portfolio Manager at CoinShares

●	Rafael Zayas, CFA, Senior Vice President and Head of Portfolio Management and Trading of Vident

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●	Austin Wen, CFA, Senior Portfolio Manager of Vident

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares of the Fund may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares of the Fund trade on securities exchanges in the secondary market at their market price rather than their NAV, the Fund’s Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at https://coinshares.com/us/etf/.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), CoinShares and ALPS Distributors, Inc., the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Investment Strategies

The Fund is a series of CoinShares ETF Trust (the “Trust”) and is regulated as an “investment company” under the 1940 Act. The Fund’s investment objective is nonfundamental and may be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. Unless an investment policy is identified as being fundamental, all investment policies included in this prospectus and the Fund’s Statement of Additional Information (“SAI”) are nonfundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will achieve its investment objective.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at https://coinshares.com/us/etf/.

Additional Information Regarding the Fund’s Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to one and a half times (1.5x) the daily change of the Bitcoin Volatility Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objectives over a period of time greater than a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation.

The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the performance of the Bitcoin Volatility Index for the same period. For periods longer than a single day, the Fund will lose money if the Bitcoin Volatility Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Bitcoin Volatility Index increases. Longer holding periods, higher Bitcoin Volatility Index volatility, and greater leveraged exposure each exacerbate the impact of compounding on an investor’s returns. During periods of higher Bitcoin Volatility Index volatility, the volatility of the Bitcoin Volatility Index may affect the Fund’s return as much as or more than changes in the level of the Bitcoin Volatility Index.

The Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts are a relatively new asset class and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. The Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts may be more volatile than traditional asset classes. You should be prepared to lose your entire investment.

The Fund’s investment objective is non-fundamental, meaning it may be changed by the Board without the approval of Fund shareholders. The Fund does not take temporary defensive positions. The Fund will generally seek to achieve its investment objective, irrespective as to whether the value of the Bitcoin Volatility Index is flat, rising, or declining.

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The Fund expects to gain 1.5x exposure to the Bitcoin Volatility Index by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands. In order to qualify as a RIC for purposes of federal income tax treatment under the Code, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. Consequently, during this period, the Fund may not achieve its investment objective, and may return substantially less than one and a half times (1.5x) the daily change of the Bitcoin Volatility Index.

Additional Information Regarding the Fund’s Principal Investment Strategy

Investment in the Subsidiary

The Fund expects to gain exposure to Bitcoin Volatility Futures Contracts by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands, the CoinShares Bitcoin Volatility Leveraged ETF Cayman Ltd. CoinShares serves as investment adviser and Vident serves as investment sub-adviser to the Subsidiary, subject to the oversight of the Subsidiary’s board of directors. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, custody, and leverage on an aggregate basis with the Subsidiary. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities, securities or other assets, other than entities wholly-owned by the Fund, such as the Subsidiary. The financial statements of the Subsidiary will be consolidated with those of the Fund.

Bitcoin Volatility Futures Contracts

Futures contracts are financial contracts the value of which depends on, or is derived from, the underlying reference asset. For Bitcoin Volatility Futures Contracts, the underlying reference asset is the Bitcoin Volatility Index or other substantially similar indices or reference rates. A futures contract is a standardized contract traded on, or subject to the rules of, an exchange. The contract will stipulate an exchange to buy or sell a specified type and quantity of a particular underlying asset at a designated price. Futures contracts may be physically-settled or cash-settled. The only futures contracts in which the Fund invests are cash-settled Bitcoin Volatility Futures Contracts traded on commodity exchanges registered with the CFTC. “Cash-settled” means that when the relevant futures contract expires, if the value of the underlying asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess, and if the futures contract price exceeds the value of the underlying asset, the purchaser pays to the seller cash in the amount of that excess. In a cash-settled futures contract on the Bitcoin Volatility Index or other substantially similar index or reference rate, the amount of cash to be paid is equal to the difference between the value of the index or reference rate underlying the futures contract at the close of the last trading day of the contract and the futures contract price specified in the agreement. The CME has specified that the value of the Bitcoin Volatility Index underlying Bitcoin Volatility Futures Contracts traded on the CME will be determined by reference to a volume-weighted average of the Bitcoin Volatility Index trading prices on multiple digital asset trading platforms.

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Futures contracts exhibit “futures basis”, meaning the difference between the current level of the underlying the Bitcoin Volatility Index and the price of the cash-settled futures contract. A negative futures basis exists when cash-settled Bitcoin Volatility Futures Contracts generally trade at a premium to the current level of the Bitcoin Volatility Index. Under this scenario, the Fund’s investments in Bitcoin Volatility Futures Contracts will generally underperform a direct investment in the Bitcoin Volatility Index. Historically, volatility futures markets have frequently traded in contango, where futures contracts are priced higher than the current level of the volatility index. Because the Fund must regularly “roll” its futures positions by selling expiring contracts and purchasing longer-dated contracts, persistent contango conditions create a structural headwind that may cause the Fund to underperform the Bitcoin Volatility Index over time, independent of the effects of daily rebalancing and compounding.

In order to satisfy certain tax qualification tests, the Fund expects to gain exposure to Bitcoin Volatility Futures Contracts by investing in Bitcoin Volatility Futures Contracts through the Subsidiary. The Fund will “roll” its Bitcoin Volatility Futures Contracts. Futures contracts expire on a designated date (the “expiration date”). The Bitcoin Volatility Futures Contracts in which the Fund invests are cash settled on their expiration date unless they are “rolled” prior to expiration. The Fund generally intends to “roll” its Bitcoin Volatility Futures Contracts on a daily basis.

In selecting investments for the Fund, the Adviser takes into consideration the relative liquidity of, and costs associated with, Bitcoin Volatility Futures Contracts as well as regulatory requirements imposed by the SEC and the IRS, and other factors. The Fund generally seeks to remain fully invested at all times in investments that, in combination, provide leveraged exposure to Bitcoin Volatility Futures Contracts without regard to market conditions, trends, or direction.

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The Bitcoin Volatility Index

The Bitcoin Volatility Index is an index designed to measure the implied volatility in the CME Bitcoin Options Market over 30 days in the future. The Bitcoin Volatility Index is calculated and published once per second. The Bitcoin Volatility Index is constructed using orderbook data from CME Bitcoin Futures and CME Options on Bitcoin Futures and Micro Bitcoin Futures, where price discovery is facilitated by the GLOBEX central limit order book system and transactions are centrally cleared. Micro Bitcoin Futures are futures contracts on bitcoin that are one-tenth the size of standard Bitcoin Futures contracts traded on the CME. Like standard Bitcoin Futures, Micro Bitcoin Futures are cash-settled contracts that provide exposure to bitcoin price movements, but with a smaller contract size that allows for more precise position sizing and greater accessibility for market participants. By including both standard-sized and Micro-sized contracts, the Bitcoin Volatility Index benefits from broader market liquidity, as positions in both contract types are aggregated and normalized to BTC-equivalent notional amounts. The Bitcoin Volatility Index is calculated using a widely accepted standard variance swap replication technique, whereby option price data from different strikes and expiration dates is converted into a fair, constant maturity measure of bitcoin volatility. The Bitcoin Volatility Index calculation is based on the tradable prices of a constantly changing portfolio of Bitcoin Futures and Bitcoin Options. Specifically, the steps in the calculation of the Bitcoin Volatility Index are:

1)	Collate the list of relevant CME Futures and Options contracts on Bitcoin Futures and Micro Bitcoin Futures for the relevant calculation time and collect the corresponding orderbook data;

2)	Consolidate the relevant CME Futures and Options contracts on Bitcoin Futures and Micro Bitcoin Futures by aggregating liquidity at identical strike prices and expiration dates, with all contract quantities normalized to BTC-equivalent notional amounts;

3)	Calculate the spot rate for every Bitcoin Future, Bitcoin Futures Option and Micro Bitcoin Futures Option;

4)	Select the final list of option prices after filtering for erroneous data and liquidity thresholds;

5)	Strip a U.S. Dollar yield curve, based on the Secured Overnight Financing Rate (SOFR) and U.S. Treasury yield curve rates, and calculate interest rates for a maturity equivalent to the time to expiry of the relevant option contracts; and

6)	Calculate the front and next term fair variance strikes, then interpolate linearly for the 30-day constant maturity Bitcoin Volatility Index.

Volatility, and the level of the Bitcoin Volatility Index, can increase (or decrease) without warning. The Bitcoin Volatility Index is calculated, maintained, and published by CF Benchmarks Ltd. CF Benchmarks Ltd. may change the methodology used to determine the Bitcoin Volatility Index and has no obligation to continue to publish, and may discontinue the publication of, the Bitcoin Volatility Index. The Bitcoin Volatility Index is subject to internal review by CF Benchmarks Ltd. and the CF Cryptocurrency Index Family Oversight Function at least annually.

Collateral Investments

In addition to its investments in Bitcoin Volatility Futures Contracts, the Fund (and the Subsidiary, as applicable) will invest its remaining assets directly in cash, cash-like instruments or high-quality securities. The Collateral Investments may consist of high quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.). The Collateral Investments are designed to provide liquidity (i.e., provide an asset that can easily be exchanged for cash), and satisfy the “margin” requirements applicable to the Fund’s futures portfolio, which require that the Fund post collateral to secure its obligations under those contracts.

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Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to the Bitcoin Volatility Index, maintain its tax status as a regulated investment company on days in and around quarter-end, or if the Fund is unable to obtain the desired exposure to Bitcoin Volatility Futures Contracts because it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

Swaps that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

The Fund expects to enter into swap agreements that are unfunded, which means the Fund will not be required to make an upfront payment of the notional amount of the swap. The Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligations under swaps will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap), and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund.

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The Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

The terms of the Fund’s swap agreements may contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions, the counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective.

In recent years, regulators across the globe, including the CFTC and the U.S. banking regulators, have adopted margin requirements applicable to uncleared swaps. Uncleared swaps between the Fund and its counterparties are required to be marked-to-market on a daily basis, and collateral is required to be exchanged to account for any changes in the value of such swaps. In all events, where the Fund is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian. Initial margin requirements may also apply to certain uncleared swaps, which would require the Fund to post additional collateral beyond variation margin, potentially imposing significant costs on the Fund’s ability to engage in uncleared swaps. Significant and unpredictable increases in margin requirements relative to prevailing swap values could result in the Fund not achieving its target exposure and would cause the Fund to experience greater risk of failing to meet its investment objective.

If the Fund’s ability to obtain exposure to the Bitcoin Volatility Index through swap agreements is disrupted for any reason, including but not limited to, limited liquidity in the swap market, a disruption to the Bitcoin Volatility Futures Contracts market, the unwillingness or inability of counterparties to enter into or continue swap transactions with the Fund, margin requirements imposed by counterparties, or the termination of existing swap agreements by counterparties, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Adviser and the Sub-Adviser would seek to obtain alternative swap counterparties or other derivative instruments to maintain the Fund’s target exposure, however there can be no assurance that the Adviser or the Sub-Adviser will be successful in obtaining such alternative exposure.

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Usage of Derivatives Instruments

To the extent the Fund enters into derivative instruments it will do so in accordance with Rule 18f-4. Rule 18f-4 requires a fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon its level of exposure to such derivative instruments. The Fund has adopted and implemented a written derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager (who is responsible for administrating the derivatives risk management program), complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with the requirements of Rule 18f-4, the Fund may be required to adjust its portfolio, which may, in turn, negatively impact its implementation of its investment strategies.

Leveraged Performance

The Fund seeks daily investment results, before fees and expenses, that correspond to one and a half times (1.5x) the performance of the level of the Bitcoin Volatility Index for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the performance of the Bitcoin Volatility Index for the same period. Longer holding periods and higher Bitcoin Volatility Index volatility each exacerbate the impact of compounding on an investor’s returns. During periods of higher Bitcoin Volatility Index volatility, the volatility of the Bitcoin Volatility Index may affect the Fund’s return as much as or more than changes in the level of the Bitcoin Volatility Index.

For example, assume the Bitcoin Volatility Index increases 10% on Day 1 and decreases 10% on Day 2. The Bitcoin Volatility Index would have a cumulative return of -1% for the two-day period (calculated as (1.10 × 0.90) - 1 = -0.01 or -1%). A fund seeking 1.5x daily leveraged exposure would gain 15% on Day 1 (ending at $115 per $100 invested) and lose 15% on Day 2 (ending at $97.75). The cumulative return would be -2.25%, which is worse than 1.5 times the Bitcoin Volatility Index’s -1% return (which would be -1.5%). This example illustrates how the Fund can underperform its 1.5x objective over periods longer than one day, even when the underlying index has relatively modest moves.

The table below shows estimated performance of how compounding impacts a 1.5x daily rebalanced investment referencing the Bitcoin Volatility Index over periods longer than one day. Areas shaded lighter represent those scenarios where a hypothetical fund that seeks daily 1.5x exposure to the Bitcoin Volatility Index will return the same or outperform (i.e., return more than) 1.5x of the Bitcoin Volatility Index performance over one year; conversely, areas shaded darker represent those scenarios where the hypothetical fund will underperform (i.e., return less than) 1.5x of the Bitcoin Volatility Index performance over one year. Performance shown in the chart assumes: (a) no fund expenses and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the performance would be different than shown.

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One Year Bitcoin Volatility Index Performance	(1.5x) One Year Bitcoin Volatility Index Performance	Bitcoin Volatility Index Volatility
		0%	10%	20%	30%	40%	50%	60%
(60)%	(90)%	(74.7)%	(74.8)%	(75.1)%	(75.5)%	(76.2)%	(77.0)%	(77.9)%
(50)%	(75)%	(64.6)%	(64.8)%	(65.2)%	(70.3)%	(66.7)%	(67.8)%	(69.1)%
(40)%	(60)%	(53.5)%	(53.7)%	(54.2)%	(55.1)%	(56.2)%	(57.7)%	(59.4)%
(30)%	(45)%	(41.4)%	(41.7)%	(42.3)%	(43.4)%	(44.8)%	(46.7)%	(48.8)%
(20)%	(30)%	(28.4)%	(28.7)%	(29.5)%	(30.8)%	(32.6)%	(34.8)%	(37.5)%
(10)%	(15)%	(14.6)%	(14.9)%	(15.9)%	(17.5)%	(19.6)%	(22.3)%	(25.4)%
0%	0%	0.0%	(0.4)%	(1.5)%	(3.3)%	(5.8)%	(8.9)%	(12.6)%
10%	15%	15.4%	14.9%	13.7%	11.5%	8.7%	5.0%	0.8%
20%	30%	31.5%	31.0%	29.5%	27.1%	23.8%	19.7%	14.9%
30%	45%	48.2%	47.7%	46.0%	43.3%	39.6%	35.0%	29.5%
40%	60%	65.7%	65.0%	63.2%	60.2%	56.0%	50.8%	44.7%
50%	75%	83.7%	83.0%	81.0%	77.6%	73.0%	67.3%	60.5%
60%	90%	102.4%	101.6%	99.4%	95.7%	90.6%	84.3%	76.8%

The Bitcoin Volatility Index’s annualized historical volatility rate for the period from inception on April 9, 2024 through May 28, 2026 was 65.7%. The highest March to March volatility rate during the period was 33.1% (February 5, 2026). The annualized total return performance for the period was -27.5%. Historical volatility and performance of the Bitcoin Volatility Index are not indications of what the Bitcoin Volatility Index’s volatility and performance will be in the future.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following discussion of the Principal Risks of investing in the Fund. As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund. As a leveraged ETF, the unique and substantial risks associated with the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts, and the historic price volatility of Bitcoin Volatility Futures Contracts, are exacerbated. The significance of each risk factor below may change over time and you should review each risk factor carefully.

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Principal Risks

Bitcoin Volatility Index Investing Risk. The Fund is indirectly exposed to the risks of the Bitcoin Volatility Index through its investments in the Bitcoin Volatility Futures Contracts and Bitcoin Volatility-Linked Instruments. The Bitcoin Volatility Index is an index designed to measure the implied volatility of the CME Bitcoin Options Market over 30 days in the future. The Bitcoin Volatility Index cannot be directly invested in. The following factors may affect the level of the Bitcoin Volatility Index: prevailing market prices and forward volatility levels of spot cryptocurrency markets, bitcoin, the prevailing market prices of options on bitcoin, the Bitcoin Volatility Index, or any other financial instruments related to bitcoin and the Bitcoin Volatility Index; market sentiment; interest rates; economic, financial, political, regulatory, geographical, biological or judicial events that affect the current volatility reading of the Bitcoin Volatility Index or the market price or forward volatility of spot cryptocurrency markets, bitcoin or the Bitcoin Volatility Index; supply and demand as well as hedging activities in the listed and OTC cryptocurrency derivatives markets; and disruptions in trading of bitcoin or derivatives instruments that track bitcoin (such as options and futures contracts). Each of these factors could have a negative impact on the level of the Bitcoin Volatility Index and therefore the value of the Fund. These factors interrelate in complex ways, and the effect of one factor on the market value of the Fund may offset or enhance the effect of another factor. The level of the Bitcoin Volatility Index is tied to the spot price of bitcoin, which has historically exhibited extreme volatility. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index may tend to revert to a long-term average over time. As such, any gains from investments in Bitcoin Volatility Futures Contracts may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average. Further, investments linked to digital asset volatility, particularly the Bitcoin Volatility Index instruments that are close to expiration, can be highly volatile and may experience large losses. In addition, unlike instruments that are based on tradable reference assets, volatility-based derivative instruments, like Bitcoin Volatility Futures Contracts and Bitcoin Volatility-Linked Instruments, are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Because the Bitcoin Volatility Index measures expected bitcoin volatility and is derived from bitcoin-related data, the Fund is indirectly exposed to risks associated with bitcoin, including the risk that bitcoin prices may decline significantly, that the Bitcoin Network may experience disruptions, that regulatory actions may restrict bitcoin usage or trading, and that digital asset trading platforms may fail or experience security breaches. However, because the Fund’s exposure is to bitcoin volatility rather than the spot price of bitcoin, the impact of bitcoin-related risks on the Fund may differ in magnitude and even direction from their impact on the spot price of bitcoin. For example, an event that causes bitcoin spot prices to decline may cause bitcoin volatility, and thus the level of the Bitcoin Volatility Index, to increase, decrease, or remain unchanged depending on the nature and market perception of such event.

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Bitcoin Investing Risk. The Bitcoin Volatility Index is a measure of expected bitcoin volatility, not the spot price of bitcoin. The level of the Bitcoin Volatility Index is derived from, and affected by, factors that influence the price and trading activity of bitcoin, although the effects on bitcoin volatility may differ in magnitude and direction from effects on the spot price of bitcoin. For example, an event that causes bitcoin spot prices to decline may cause bitcoin volatility to increase, decrease, or remain unchanged depending on the nature and market perception of such event. Because the Fund seeks exposure to bitcoin volatility through the Bitcoin Volatility Index, the Fund is indirectly exposed to risks associated with bitcoin, but the impact of such risks on the Fund may differ from their impact on the spot price of bitcoin. Bitcoin is a new and highly speculative investment. The risks associated with bitcoin that may affect the Bitcoin Volatility Index include the following:

● Bitcoin is a new technological innovation with a limited history. There is no assurance that usage of bitcoin will continue to grow. A contraction in use of bitcoin may result in increased volatility in the price of bitcoin, which could affect the level of the Bitcoin Volatility Index and the value of the Fund. The Bitcoin Network was launched in January 2009, platform trading in bitcoin began in 2010, and Bitcoin Futures trading began in 2017, each of which limits a potential shareholder’s ability to evaluate an investment in the Fund and to assess the historical relationship between bitcoin volatility and various market conditions.

● The price and volatility of bitcoin are impacted by numerous factors, including: the total and available supply of bitcoin; global bitcoin demand, which is influenced by the growth of retail merchants’ and commercial businesses’ acceptance of bitcoin as payment for goods and services; the security of online digital asset trading platforms; the perception that the use and holding of bitcoin is safe and secure; investors’ expectations with respect to the rate of inflation of fiat currencies and deflation of bitcoin; regulatory measures, if any, that restrict the use of bitcoin as a form of payment or the purchase or sale of bitcoin; and investment and trading activities of large investors. The effect of any of these factors on bitcoin volatility may differ from their effect on the spot price of bitcoin, including in direction.

● A decline in the adoption of bitcoin could negatively impact the performance of the Fund. As a new asset and technological innovation, the bitcoin industry is subject to a high degree of uncertainty. Adoption of bitcoin will require an accommodating regulatory environment. A lack of expansion in usage of bitcoin could adversely affect bitcoin volatility and the Bitcoin Volatility Index. In addition, there is no assurance that bitcoin will maintain its value over the long-term. Recently, bitcoin has come under scrutiny for its environmental impact, specifically the amount of energy consumed by bitcoin miners. To the extent such concerns persist, the demand for bitcoin and the speed of its adoption could be suppressed, which may affect bitcoin volatility.

● Bitcoin trading prices are volatile, and shareholders could lose all or substantially all of their investment in the Fund. Speculators and investors who seek to profit from trading and holding bitcoin generate a significant portion of bitcoin demand. Bitcoin speculation regarding future appreciation in the value of bitcoin may inflate and make more volatile the price of bitcoin, which directly affects the level of the Bitcoin Volatility Index. Notably, bitcoin has been prone to rapid price swings, including significant movements occurring in a single day, throughout its history. Such price movements directly affect the level of the Bitcoin Volatility Index. The price and volatility of bitcoin may be impacted by events in other parts of the blockchain and digital asset ecosystem, even if such events are not directly related to the security or utility of bitcoin. Future announcements and events related to bitcoin, the Bitcoin Network, other digital assets, and digital asset firms may significantly impact bitcoin volatility, and the effect on volatility may differ in magnitude or direction from the effect on spot price.

● Regulation of participants in the bitcoin ecosystem continues to evolve in both the U.S. and foreign jurisdictions, which may restrict the use of bitcoin or otherwise impact the demand for bitcoin and bitcoin volatility. Both domestic and foreign regulators and governments have increased focus on the use of the Bitcoin Network and bitcoin since 2013. Many digital asset platforms are unlicensed, unregulated, operate without extensive supervision by governmental authorities, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. Currently, there is either a fragmentation of regulatory efforts or a general lack of regulation in U.S. and foreign markets. As a result of fragmented regulatory efforts or lack of regulation, individuals or groups may engage in fraud or market manipulation. Regulation of bitcoin continues to evolve, the ultimate impact of which remains unclear and may adversely affect, among other things, the availability, value, volatility, or performance of bitcoin and, thus, the Bitcoin Volatility Index. Regulatory announcements and enforcement actions may cause sudden changes in bitcoin volatility regardless of their effect on spot prices.

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● Disruptions at digital asset trading platforms and potential consequences of a digital asset trading platform’s failure could adversely affect an investment in the Fund. Since 2009, several digital asset trading platforms have been closed or experienced disruptions due to fraud, failure, security breaches or distributed denial of service attacks. In many of these instances, the customers of such exchanges were not compensated or made whole for the partial or complete losses of their funds held at the exchanges. The potential for instability of digital asset trading platforms and the closure or temporary shutdown of exchanges due to fraud, business failure, hackers, or government-mandated regulation may reduce confidence in bitcoin, which may result in greater volatility in bitcoin prices and affect the level of the Bitcoin Volatility Index.

● A malicious actor may attack the Bitcoin Network in an effort to prevent its function, which may adversely impact an investment in the Fund. A malicious actor may attack the Bitcoin Network in a number of ways, including a “50 Percent Attack” or a spam attack. If a malicious actor obtains a majority of the processing power dedicated to mining on the Bitcoin Network, it will be able to exert unilateral control over the addition of blocks to the Blockchain and may be able to “double-spend” its own bitcoin as well as prevent the confirmation of other Bitcoin transactions. The cryptography underlying bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Bitcoin Network, which would likely cause significant volatility in bitcoin prices and adversely affect the Bitcoin Volatility Index and the value of the Fund.

● In the event of widespread disruption to the Internet, the market for bitcoin may become dangerously illiquid. The Bitcoin Network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network, likely causing significant volatility in bitcoin prices and adversely affecting the Bitcoin Volatility Index.

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Bitcoin Volatility Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Additionally, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its sought after exposure to one and a half times (1.5x) the daily change of the Bitcoin Volatility Index. Further, if Bitcoin Volatility Index futures market is in a period of contango, if levels of the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references, such as the level of the Bitcoin Volatility Index. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling Bitcoin Volatility Index levels, this could have a significant negative impact on the Fund’s NAV and total return.

Bitcoin Volatility Futures Contracts are subject to price limits. Price limits represent the maximum price range permitted for a Bitcoin Volatility Futures Contract in each trading session. When a price limit is hit, the Bitcoin Volatility Index futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day. If the Fund is unable to buy or sell Bitcoin Volatility Futures Contracts as a result of markets being halted or stopped – or for other reasons including limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s FCMs, the listing exchanges, or the CFTC – the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Bitcoin Volatility-Linked Instruments that are not Bitcoin Volatility Futures Contracts; (ii) requiring that Authorized Participants purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) to de-lever the Fund, relative to its 1.5x investment objective, by an amount reflecting prevailing price limits.

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Position Limits and Price Limits

The CFTC and various exchanges on which Bitcoin Volatility Futures Contracts trade have established position limits and price limits for Bitcoin Volatility Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day’s settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the Bitcoin Volatility Index futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Bitcoin Volatility Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s FCMs, the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Bitcoin Volatility-Linked Instruments that are not Bitcoin Volatility Futures Contracts; (ii) requiring that Authorized Participants purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its 1.5x investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Bitcoin Volatility Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Bitcoin Volatility Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

If the Fund rolls Bitcoin Volatility Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Bitcoin Volatility Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in Bitcoin Volatility Index futures market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin Volatility Futures Contracts and the Fund to underperform the level of the Bitcoin Volatility Index. Both contango and backwardation would reduce the Fund’s correlation to the level of the Bitcoin Volatility Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Bitcoin Volatility Futures Contracts.

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Aggressive Investment Risk. Bitcoin Volatility Futures Contracts are relatively new investments, are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. Investors should actively manage and monitor their investments, as frequently as daily.

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from one and a half times (1.5x) the daily change in the level of the Bitcoin Volatility Index for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as the Bitcoin Volatility Index volatility and holding periods increase. Fund performance for a period longer than a single day can be estimated given any set of assumptions for the following factors: (a) the Bitcoin Volatility Index volatility; (b) the Bitcoin Volatility Index performance; (c) period of time; (d) financing rates associated with leveraged (1.5x) exposure; and (e) other Fund expenses.

Leveraged Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of leveraged (1.5x) correlation with the level of the Bitcoin Volatility Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from one and a half times (1.5x) the performance of the Bitcoin Volatility Index on a given day.

A number of other factors may adversely affect the Fund’s sought-after 1.5x correlation with the Bitcoin Volatility Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for Bitcoin Volatility Futures Contracts in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the Bitcoin Volatility Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under or overexposed to the Bitcoin Volatility Index. Any of these factors could decrease correlation between the performance of the Fund and the Bitcoin Volatility Index and may hinder the Fund’s ability to meet its daily investment objective.

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Target Exposure and Rebalancing Risks. The Fund normally will seek to maintain notional exposure to the Bitcoin Volatility Index at 150%. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Bitcoin Volatility Futures Contracts on or about such date. If the value of Bitcoin Volatility Futures Contracts rises during such periods when the Fund has reduced its futures exposure to Bitcoin Volatility Futures Contracts, without gaining a similar increased exposure through Other Investments, the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period.

In addition, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its target 1.5x exposure and as such would cause the Fund to experience greater risk of failing to meet its target exposure of one and a half times (1.5x) the daily change of the Bitcoin Volatility Index, before fees and expenses.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s daily investment objective. In these instances, the Fund may not successfully track the performance of the level of the Bitcoin Volatility Index and may not achieve its investment objective. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund. For example, such trading may cause the Fund’s FCMs to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Derivatives Risk. In addition to Bitcoin Volatility Futures Contracts, the Fund may obtain exposure through the following other derivatives: swap agreement transactions that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

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The performance of any Bitcoin Volatility-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Bitcoin Volatility-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Bitcoin Volatility Futures Contracts.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Bitcoin Volatility Futures Contracts; reverse repurchase agreements; swaps on the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

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Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Bitcoin Volatility Futures Contracts. The Fund does not invest directly in or hold the Bitcoin Volatility Index. Instead, the Fund seeks to benefit from increases in the level of the Bitcoin Volatility Index for a single day. The level of Bitcoin Volatility Futures Contracts may differ, sometimes significantly, from the level of the Bitcoin Volatility Index. Because of this, and due to the effects of compounding, contango/backwardation and the potential for tracking error, the Fund may perform differently from the level of the Bitcoin Volatility Index. Although Bitcoin Volatility Futures Contracts are relatively new instruments, the performance of futures contracts on indices, in general, has historically been highly correlated to the performance of the index. However, there can be no guarantee this will be the case with the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of Bitcoin Volatility Futures Contracts and decrease the correlation between the performance of Bitcoin Volatility Futures Contracts and the Bitcoin Volatility Index, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the Bitcoin Volatility Index. To the extent the Fund is invested in back-month Bitcoin Volatility Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Bitcoin Volatility Index.

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Liquidity Risk. The market for the Bitcoin Volatility Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Bitcoin Volatility Futures Contracts began trading on the CME on June 1, 2026 and initially have not exhibited high trading volume. The potential illiquidity of the Bitcoin Volatility Futures Contract market may increase the bid/offer spread and increase the tracking error of the Fund. The clearing price for any trades in Bitcoin Volatility Futures Contracts may be higher, potentially significantly higher, than that which would be expected in a more liquid market with more robust price discovery. Investors in the Fund will bear this impact as realized returns, which may deviate in terms of theoretical versus actual performance, and this will be the case for exposure obtained from futures, options, and/or swaps.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

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Active Management Risk. The Fund is actively managed and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Asset Concentration Risk. Since the Fund may take concentrated positions in Bitcoin Volatility Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Bitcoin Volatility Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of daily changes in the level of the Bitcoin Volatility Index and may result in the proportion of Bitcoin Volatility Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

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Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

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Digital Asset Regulatory Risk. The regulatory framework for digital assets, including bitcoin and instruments linked to bitcoin volatility, continues to evolve in the United States and internationally. The SEC, CFTC, and other regulatory authorities have taken varying positions on the classification and treatment of digital assets and related products. Changes in laws, regulations, or regulatory interpretations could adversely affect the value, transferability, or liquidity of digital assets, impose restrictions on digital asset trading platforms, or otherwise negatively impact the Fund’s investments. The regulatory environment for digital assets is characterized by uncertainty, and future regulatory developments could be adverse to the Fund. For example, regulatory actions could limit the ability of the CME or other exchanges to list or trade Bitcoin Volatility Futures Contracts, impose additional requirements on the Fund or its service providers, or affect the calculation or publication of the Bitcoin Volatility Index. The Fund may also be subject to regulatory risks associated with cryptocurrency exchanges and digital asset custodians that affect the underlying bitcoin markets and, consequently, bitcoin volatility. Regulatory uncertainty may also affect the willingness of market participants to transact in Bitcoin Volatility Futures Contracts, potentially reducing liquidity and increasing transaction costs.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

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Investment Capacity Risk. If the Fund’s ability to obtain exposure to Bitcoin Volatility Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses. Unlike closed-end funds, the Fund, as an ETF, generally cannot limit new investment or close to new investors if the Fund approaches or reaches applicable position limits or accountability levels. If investor demand for the Fund’s Shares causes the Fund to approach CME position limits or accountability levels, the Fund may be unable to acquire additional Bitcoin Volatility Futures Contracts, which would impair the Fund’s ability to meet its investment objective. In such circumstances, new investors purchasing Shares may effectively dilute the Fund’s exposure to Bitcoin Volatility Futures Contracts, and the Fund’s performance may deviate significantly from the performance of the Bitcoin Volatility Index. Additionally, significant and unpredictable increases in margin requirements for Bitcoin Volatility Futures Contracts could require the Fund to allocate a greater portion of its assets to satisfy margin obligations, thereby reducing the Fund’s ability to obtain its target exposure to the Bitcoin Volatility Index. Elevated margin requirements may also limit the Fund’s ability to respond to increased investor demand by acquiring additional Bitcoin Volatility Futures Contracts positions. The Fund’s FCMs may impose their own capacity limits, margin requirements, or other restrictions that are more stringent than those imposed by the CME or CFTC, which could further constrain the Fund’s ability to achieve its investment objective.

Leverage Risk. The Fund seeks to achieve and maintain the exposure to the level of the Bitcoin Volatility Index by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund. The Fund may at times be required to liquidate portfolio positions, including when it is not advantageous to do so, in order to comply with guidance from the SEC regarding asset segregation requirements to cover certain leveraged positions.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

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Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. OTC swaps are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty.

Certain of the Fund’s swap agreements may contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions, the counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective, which may result in significant losses and prevent the Fund from achieving its investment objective.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. To meet this requirement, the Fund may need to reduce its exposure to Bitcoin Volatility Futures Contracts and increase holdings in Collateral Investments or other assets at or around quarter-end, which may cause the Fund’s performance to deviate from its investment objective during these periods. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

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Because Bitcoin Volatility Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin Volatility Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

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Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. Investments linked to cryptocurrency market volatility, including Bitcoin Volatility Futures Contracts, can be highly volatile and may experience sudden, large and unexpected losses. The value of the Fund’s investments in Bitcoin Volatility Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

The market for Bitcoin Volatility Futures Contracts may fluctuate widely based on a variety of factors, including changes in overall market movements, political and economic events and policies, wars, acts of terrorism, natural disasters, changes in interest rates or inflation rates. The value of the Fund’s Bitcoin Volatility Futures Contracts is also tied to the spot price of bitcoin, which has historically exhibited extreme volatility. The spot price of bitcoin is inherently difficult to predict and heavily influenced by speculation, resulting in sharp and dramatic price swings over short periods of time. High volatility may have an adverse impact on the performance of the Fund.

Management of the Fund

The Fund is a series of CoinShares ETF Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

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Investment Adviser

CoinShares Asset Management (US) LLC, 437 Madison Avenue, 28th Floor, New York, NY 10022, serves as the Fund’s investment adviser pursuant to an investment management agreement (the “Investment Advisory Agreement”). In its capacity as Adviser, CoinShares manages the Fund’s investments subject to the supervision of the Board. Because the Fund seeks to track the performance of the Bitcoin Volatility Index through a rules-based investment strategy, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends. Instead, the Adviser’s responsibilities include: (i) overseeing and implementing the Fund’s rules-based investment program; (ii) managing the Fund’s exposure to Bitcoin Volatility Futures Contracts, including determining the appropriate mix of Bitcoin Volatility Futures Contracts and other investments; (iii) implementing and overseeing the Fund’s derivatives risk management program in accordance with Rule 18f-4, including monitoring the Fund’s derivatives exposure and compliance with applicable value-at-risk limitations; (iv) monitoring and managing compliance with position limits, accountability levels, and other regulatory requirements imposed by the CFTC, the CME, and the Fund’s futures commission merchants; (v) overseeing the Fund’s investments in the Subsidiary, including managing the Fund’s exposure to ensure compliance with RIC qualification requirements at each fiscal quarter end; (vi) selecting and managing relationships with swap counterparties and futures commission merchants, including negotiating swap agreements and monitoring counterparty creditworthiness and margin requirements; (vii) providing investment and operational oversight of the Sub-Adviser; and (viii) arranging for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. Further, the Adviser continuously reviews, supervises, and administers the Fund’s investment program.

Investment Sub-Adviser

Vident Advisory, LLC (d/b/a Vident Asset Management), 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009, serves as the Fund’s investment sub-adviser pursuant to an investment sub-advisory agreement (“Investment Sub-Advisory Agreement”). Because the Fund seeks to track the performance of the Bitcoin Volatility Index through a rules-based investment strategy, the Sub-Adviser does not conduct conventional investment research or analysis or forecast market movement or trends. Instead, the Sub-Adviser is responsible for: (i) trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions; (ii) executing rebalancing transactions, including rolling Bitcoin Volatility Futures Contracts as they approach expiration; (iii) executing transactions to adjust the Fund’s exposure to the Subsidiary in connection with RIC qualification requirements; (iv) providing portfolio trading and operational support to the Fund; and (v) maintaining required books and records with respect to the Fund’s portfolio transactions, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee paid by the Adviser. The Fund does not directly compensate the Sub-Adviser. The Sub-Adviser offers both high net worth individuals and institutional clients portfolio management services in a variety of alternative investment offerings, and is a registered investment adviser. As of December 31, 2025, the Sub-Adviser had approximately $21.2 billion in assets under management.

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Portfolio Managers

The following persons serve as portfolio managers of the Fund.

Bill Cannon, ETF Portfolio Manager at CoinShares. Prior to joining CoinShares, Bill was a Managing Director at Guggenheim Partners Investment Management, where he was a member of the insurance portfolio management division responsible for $80 billion of assets under management. Before that, Mr. Cannon worked at the Chicago Mercantile Exchange and the Chicago Board Options Exchange as a derivatives broker for equity index and interest rate futures and options. Mr. Cannon earned a BA in Chemistry from the University of Vermont and an MBA from the Quinlan School of Business at Loyola University Chicago.

Rafael Zayas, CFA, Senior Vice President and Head of Portfolio Management and Trading of Vident. Mr. Zayas has over 15 years of trading and portfolio management experience in global equity products and ETFs. He is SVP, Head of Portfolio Management and Trading, specializing in managing and trading of developed, emerging, and frontier market portfolios. Prior to joining Vident, he was a Portfolio Manager at Russell Investments where he oversaw over $5 billion in quantitative strategies across global markets, including emerging, developed and frontier markets and listed alternatives. Before that, he was an equity Portfolio Manager at BNY Mellon Asset Management, where he was responsible for $150 million in internationally listed global equity ETFs and assisted in managing $3 billion of global ETF assets. Mr. Zayas holds a BS in Electrical Engineering from Cornell University. He also holds the Chartered Financial Analyst designation.

Austin Wen, CFA, Senior Portfolio Manager of Vident. Mr. Wen has over a decade of investment experience. At Vident, Mr. Wen specializes in portfolio management and trading of equity, derivative, and commodities-based portfolios, as well as risk monitoring and investment analysis. Previously, he was a financial analyst for Vident Financial, focusing on the development and review of various investment solutions. He began his career as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a BA in Finance from the University of Georgia and holds the Chartered Financial Analyst designation.

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund and has served in such capacity since the Fund’s inception. For additional information concerning CoinShares, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management of the Subsidiary

The Subsidiary is a wholly-owned subsidiary of the Fund. The Subsidiary is organized under the laws of the Cayman Islands and overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is currently expected that shares of the Subsidiary will not be sold or offered to other investors. The Fund and the Subsidiary in the aggregate are managed to comply with the compliance policies and procedures of the Fund. As a result, in managing the Fund’s and the Subsidiary’s portfolios, the Sub-Adviser will comply with the investment policies and restrictions that apply to the management of the Fund and the Subsidiary (on a consolidated basis), and, in particular, to the requirements relating to leverage, liquidity, brokerage, capital structure and the timing and method of the valuation of the Fund’s and the Subsidiary’s portfolio investments. The Trust’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures and makes periodic reports to the Trust’s Board of Trustees regarding the Subsidiary’s compliance with its policies and procedures. CoinShares serves as the investment adviser of the Subsidiary and oversees Vident’s, who acts as sub-adviser for the Subsidiary, management of the investments of the Subsidiary’s assets on a discretionary basis. The Subsidiary does not pay Vident or CoinShares a management fee for its services. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency and audit services. U.S. Bank, N.A. serves as the custodian to the Subsidiary. The Subsidiary will comply with the provisions relating to affiliated transactions and custody set forth in Section 17 of the 1940 Act.

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Management Fee

Pursuant to the Investment Advisory Agreement between CoinShares and the Trust, on behalf of the Fund, CoinShares oversees Vident’s management of the Fund’s assets and pays Vident for their services as the Sub-Adviser. CoinShares is paid an annual management fee of 0.95% of the Fund’s average daily net assets and is responsible for the Fund’s and the Subsidiary’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Advisory Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Pursuant to the Sub-Advisory Agreement, Vident receives an annual fee based on the average daily net assets of the Fund. The Adviser is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Fund does not directly pay the Sub-Adviser.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Annual Report to shareholders for the year ended September 30, 2026.

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most investors will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, an investor may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

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APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange are based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

Shares may be purchased and redeemed directly from the Fund only in Creation Units by APs that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

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Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

●	Your Fund makes distributions,

●	You sell your Shares listed on the Exchange, and

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●	You purchase or redeem Creation Units.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

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An election may be available to Shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at higher rates than capital gains. The Fund will provide notice to its shareholders of the amount of any distribution which must be taken into account as a dividend which is to ordinary income tax rates.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. You may not be able to take a deduction for some or all of these expenses, even if the cash you receive is reduced by such expenses.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to Shareholders. Federal tax will be withheld if (1) the Shareholder fails to furnish the Fund with the Shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the Shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the Shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the Shareholder’s U.S. federal income tax liability.

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Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the statement of additional information for more information.

Investments in the Subsidiary

One of the requirements for qualification as a RIC is that the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income.” Qualifying income includes dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies.

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The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Internal Revenue Code of 1986, as amended, applicable to RICs. The IRS had issued numerous PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the Internal Revenue Service. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

The Subsidiary intends to conduct its affairs in a manner such that it will not be subject to U.S. federal income tax. It will, however, be considered a controlled foreign corporation, and the Fund will be required to include as income annually amounts earned by the Subsidiary during that year, whether or not distributed by the Subsidiary. Furthermore, the Fund will be subject to the RIC qualification distribution requirements with respect to the Subsidiary’s income, whether or not the Subsidiary makes a distribution to the Fund during the taxable year and thus the Fund may not have sufficient cash on hand to make such distribution.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary is organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, the Fund’s shareholders would likely suffer decreased investment returns. There remains a risk that the tax treatment futures contracts may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Distributor

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

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Net Asset Value

The Fund’s NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for the Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Trust’s Board or its delegate.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investment, it must be valued at the market value. Rule 2a-5 under the 1940 Act (“Rule 2a-5”) defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available,” then the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 permits a fund’s board of trustees to designate the fund’s investment adviser as its “valuation designee” to perform fair value determinations, subject to certain conditions. Accordingly, the Fund’s Board has designated CoinShares as its valuation designee (the “Valuation Designee”) pursuant to Rule 2a-5 and has directed the Valuation Designee to perform the functions required in Rule 2a-5(a) subject to the requirements of Rule 2a-5(b) on behalf of all portfolio investments of the Fund, subject to the Board’s oversight.

The Fund’s investments are valued daily in accordance with valuation procedures adopted by the Board, and in accordance with provisions of the 1940 Act. Certain securities in which the Fund may invest are not listed on any securities exchange or board of trade. Such securities are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over the counter secondary market, although typically no formal market makers exist. Certain securities, particularly debt securities, have few or no trades, or trade infrequently, and information regarding a specific security may not be widely available or may be incomplete. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. Typically, debt securities are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses broker quotes to value the securities.

The Fund’s investments will be valued daily at market value or, in the absence of market value with respect to any investment, at fair value in accordance with valuation procedures adopted by the Board and in accordance with the 1940 Act. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, certain restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in the prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. Valuing the Fund’s securities using fair value pricing will result in using prices for those securities that may differ from current market valuations.

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Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer-specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the Exchange and when the Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

For more information about how the Fund’s NAV is determined, please see the section in the statement of information entitled “Determination of Net Asset Value.”

Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

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Premium/Discount Information

Information showing the number of days the market price of the Fund’s Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://coinshares.com/us/etf/.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. The SEC adopted Rule 12d1-4 under the 1940 Act, which outlines the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1) of the 1940 Act.

Financial Highlights

The Fund is new and has no performance history as of the date of this prospectus. Financial information is therefore not available.

69

CoinShares Bitcoin Volatility Leveraged ETF

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information, such as Fund financial statements, are available free of charge by calling the Fund at 1-800-617-0004, on the Fund’s website at https://coinshares.com/us/etf/ or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

CoinShares Asset Management (US) LLC

437 Madison Avenue, 28th Floor

New York, NY 10022

1-800-617-0004	SEC File #: 333-258722
https://coinshares.com/us/etf/	811-23725

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion
Dated June 8, 2026

PROSPECTUS

_____, __

CoinShares Bitcoin Volatility Inverse ETF

(Ticker: BBIX)

CoinShares Bitcoin Volatility Inverse ETF (the “Fund”) is a series of CoinShares ETF Trust (the “Trust”) and intends to list and principally trade its shares on Nasdaq Stock Market LLC (the “Exchange”).

Neither the U.S. Securities and Exchange Commission (the “SEC”) nor the Commodity Futures Trading Commission (the “CFTC”) has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund is designed for investors who seek to profit from decreases in expected bitcoin volatility, as measured by the level of the Bitcoin Volatility Index. The Fund is generally expected to post gains when the level of the Bitcoin Volatility Index decreases and is generally expected to post losses when the level of the Bitcoin Volatility Index increases. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index may tend to revert to a long-term average over time. As such, any gains from investments in Bitcoin Volatility Futures Contracts may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average.

-i-

Summary Information

Important Information About the Fund

CoinShares Bitcoin Volatility Inverse ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-0.5x) of the daily change in the level of the CME CF Bitcoin Volatility Index – Real Time (the “Bitcoin Volatility Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-0.5x) times the daily change in the level of the Bitcoin Volatility Index for the same period. For periods longer than a single day, the Fund will lose money if the Bitcoin Volatility Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Bitcoin Volatility Index decreases. Longer holding periods, higher Bitcoin Volatility Index volatility, and inverse exposure each exacerbate the impact of compounding on an investor’s returns. During periods of higher Bitcoin Volatility Index volatility, the volatility of the Bitcoin Volatility Index may affect the Fund’s return as much as or more than the daily change in the level of the Bitcoin Volatility Index.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-0.5x) investment results, understand the risks associated with the use of short positions and inverse exposure, and are willing to monitor their portfolios frequently. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. An investor in the Fund could potentially lose the full value of their investment within a single day.

Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index has historically tended to revert to a long-term average over time. As such, any gains from investments in the Fund may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average. This mean reversion characteristic distinguishes volatility-based investments from traditional equity or commodity investments.

The Fund does not track the performance of the Bitcoin Volatility Index and can be expected to perform very differently from the Bitcoin Volatility Index. The Fund invests in Bitcoin Volatility Futures Contracts, rather than directly tracking the current (or “spot”) level of the Bitcoin Volatility Index. Because of this, the Fund’s performance will differ from the Bitcoin Volatility Index for several reasons: (1) “futures basis,” which is the difference between the price of a futures contract and the current level of the Index; (2) “roll costs,” which are costs incurred when the Fund sells expiring futures contracts and buys longer-dated contracts, particularly when the market is in “contango” (where longer-dated futures trade at higher prices than near-term futures); and (3) the effects of daily inverse exposure (-0.5x) and compounding over time. These factors, individually and together, can cause the Fund’s returns to be significantly higher or lower than the inverse (-0.5x) of the change in the level of the Bitcoin Volatility Index over any period longer than a single day.

The Fund is designed for investors who seek to profit from decreases in expected bitcoin volatility. The Fund is generally expected to post gains when the level of the Bitcoin Volatility Index decreases and is generally expected to post losses when the level of the Bitcoin Volatility Index increases. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index may tend to revert to a long-term average over time. As such, any gains from investments in Bitcoin Volatility Futures Contracts may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average.

While the Fund has a daily investment objective, you may hold shares of the Fund (“Shares”) for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold Shares for any period other than a day, it is important for you to understand that over your holding period:

●	Your return may be higher or lower than that sought in the investment objective, and this difference may be significant.

●	Factors that contribute to returns that are worse than the return sought in the investment objective include smaller Bitcoin Volatility Index gains or losses and higher Bitcoin Volatility Index volatility, as well as longer holding periods when these factors apply.

●	Factors that contribute to returns that are better than the return sought in the investment objective include larger Bitcoin Volatility Index gains or losses and lower Bitcoin Volatility Index volatility, as well as longer holding periods when these factors apply.

●	The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the return sought in the investment objective.

The Fund expects to gain inverse (-0.5x) exposure to the Bitcoin Volatility Index by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In order to qualify as a regulated investment company (“RIC”) for purposes of federal income tax treatment under the Internal Revenue Code of 1986 (the “Code”), the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective, and may return substantially less than the inverse (-0.5x) daily performance of the Bitcoin Volatility Index.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-0.5x) daily performance of the Bitcoin Volatility Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.12%
Total Annual Fund Operating Expenses	1.07%

(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$109	$340

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to futures contracts on the Bitcoin Volatility Index or other substantially similar indices or reference rates that trade only on an exchange registered with the CFTC (“Bitcoin Volatility Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Bitcoin Volatility Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to the inverse (-0.5x) the daily change in the level of the Bitcoin Volatility Index for a single day. For the purpose of the Fund’s investment objective, under normal circumstances, the Fund will use the level of the Bitcoin Volatility Index that is reflected in the next, or second to next, expiring Bitcoin Volatility Futures Contract. If the Fund invests in other Bitcoin Volatility-Linked Instruments, the value of the Bitcoin Volatility Index will be determined by an average of how the Bitcoin Volatility Index is valued in the financial instruments in which the Fund invests.

The Bitcoin Volatility Index is designed to measure expected bitcoin volatility. Unlike a bitcoin index, which tracks the price of bitcoin, the Bitcoin Volatility Index measures how much and how quickly the price of bitcoin is expected to change over a given period. Because the Bitcoin Volatility Index reflects volatility rather than the price of bitcoin, the level of the Bitcoin Volatility Index may increase or decrease regardless of whether the price of bitcoin is rising, falling, or unchanged. For example, the Bitcoin Volatility Index may rise when investors expect larger or more rapid price swings in bitcoin, even if bitcoin’s price is declining or stable. The Fund does not invest directly in bitcoin.

The Fund does not invest directly in the Bitcoin Volatility Index, which is a non-investable index. Instead, the Fund seeks to benefit from decreases in the price of Bitcoin Volatility Futures Contracts. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Bitcoin Volatility-Linked Instruments. For purposes of this policy, “Bitcoin Volatility-Linked Instruments” means (i) Bitcoin Volatility Futures Contracts and (ii) swap agreement transactions that reference the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes.

The investment adviser to the Fund and the Subsidiary is CoinShares Asset Management (US) LLC (the “Adviser” or “CoinShares”). The investment sub-adviser to the Fund and the Subsidiary is Vident Advisory, LLC (d/b/a Vident Asset Management) (the “Sub-Adviser” or “Vident”). Because the Fund seeks to track the performance of the Bitcoin Volatility Index through a rules-based investment strategy, neither CoinShares nor Vident conducts conventional investment research or analysis or forecasts market movement or trends. Instead, the Adviser oversees and implements the Fund’s investment program, including managing the Fund’s exposure to Bitcoin Volatility Futures Contracts, monitoring and managing the Fund’s derivatives risk in accordance with Rule 18f-4, overseeing compliance with applicable position limits and accountability levels, monitoring the Fund’s investments in the Subsidiary for RIC qualification purposes, selecting and overseeing swap counterparties and futures commission merchants, and arranging for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, executing rebalancing transactions, and providing portfolio trading and operational support.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Bitcoin Volatility-Linked Instruments.

Bitcoin Volatility Futures Contracts

In order to obtain inverse (-0.5x) daily exposure to the Bitcoin Volatility Index, the Fund intends to typically enter into cash-settled Bitcoin Volatility Futures Contracts as the “seller,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the seller if the price of a futures contract goes down, and the seller pays cash to the counterparty if the price of the futures contract goes up. In order to maintain its inverse (-0.5x) daily exposure to the Bitcoin Volatility Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling short futures contracts that are in contango, the Fund will close its short position by buying back the expiring contract at a relatively lower price and selling a new longer-dated contract at a relatively higher price. The presence of contango may positively affect the performance of the Fund because the Fund benefits from selling at higher prices and covering at lower prices. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling short futures contracts that are in backwardation, the Fund will close its short position by buying back the expiring contract at a relatively higher price and selling a new longer-dated contract at a relatively lower price. The presence of backwardation will adversely affect the performance of the Fund. Further, the returns of the Fund’s Bitcoin Volatility Futures Contracts may differ from that of the Bitcoin Volatility Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Bitcoin Volatility Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser, sub-adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

Bitcoin

Bitcoin is a digital asset that can be transferred among participants on the bitcoin peer-to-peer network (the “Bitcoin Network”) on a peer-to-peer basis via the Internet. Bitcoin can be transferred without the use of a central administrator or clearing agency, unlike other means of electronic payments. Because a central party is not necessary to administer bitcoin transactions or maintain the bitcoin ledger, the term decentralized is often used in descriptions of bitcoin.

Bitcoin is based on the decentralized, open-source protocol of a peer-to-peer electronic network. No single entity owns or operates the Bitcoin Network. Bitcoin is not issued by governments, banks or any other centralized authority. The infrastructure of the Bitcoin Network is collectively maintained on a distributed basis by the network’s participants, consisting of “miners,” who run special software to validate transactions, developers, who maintain and contribute updates to the bitcoin network’s source code, and users, who download and maintain on their individual computer a full or partial copy of the Bitcoin Blockchain (defined below) and related software. Anyone can be a user, developer, or miner. The Bitcoin Network is accessed through software, and software governs the creation, movement, and ownership of bitcoin. The source code for the Bitcoin Network and related software protocol is open-source, and anyone can contribute to its development.

The value of bitcoin is in part determined by the supply of, and demand for, bitcoin in the global markets for the trading of bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment, and the volume of peer-to-peer transactions, among other factors.

Bitcoin transaction and ownership records are reflected on the blockchain ledger for bitcoin (the “Bitcoin Blockchain”). Miners authenticate and bundle bitcoin transactions sequentially into files called “blocks,” which requires performing computational work to solve a cryptographic puzzle set by the Bitcoin Network’s software protocol. Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first bitcoin transaction. Copies of the Bitcoin Blockchain are stored in a decentralized manner on the computers of each individual Bitcoin Network full node, i.e., any user who chooses to maintain on their computer a full copy of the Bitcoin Blockchain as well as related software. Each bitcoin is associated with a set of unique cryptographic “keys,” in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that bitcoin in a transfer that the Bitcoin network will recognize.

Bitcoin is traded on digital asset trading platforms that operate websites on which users can trade bitcoin for U.S. dollars, other government currencies or other digital assets. Digital asset trading platforms have a limited history, and during this limited history, bitcoin prices on the digital asset markets generally, and on digital asset platforms individually, have been volatile and subject to influence by many factors, including operational interruptions. Unlike exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and digital asset trading venues are largely unregulated, may be operating out of compliance with regulation and are highly fragmented.

The Bitcoin Volatility Index

The Bitcoin Volatility Index is a non-investable index, calculated and published once per second by CF Benchmarks Ltd., that is constructed using tradable prices of option contracts available on the CME that measures the implied volatility in the CME bitcoin options market (the “CME Bitcoin Options Market”). For these purposes, “implied volatility” is a measure of the expected volatility (i.e., the rate and magnitude of variations in performance) of the CME Bitcoin Options Market over the next 30 days. The Bitcoin Volatility Index is a forward-looking measure of implied volatility and does not represent the actual volatility of bitcoin or the CME Bitcoin Options Market. The Bitcoin Volatility Index is constructed using orderbook data from CME Bitcoin Futures (“Bitcoin Futures”) and CME Options on Bitcoin Futures (“Bitcoin Futures Options”) and Micro Bitcoin Futures (“Micro Bitcoin Futures Options,” and collectively with Bitcoin Futures Options, “Bitcoin Options”), where price discovery is facilitated by the GLOBEX central limit order book system and transactions are centrally cleared. Micro Bitcoin Futures are futures contracts on bitcoin that are one-tenth the size of standard Bitcoin Futures contracts traded on the CME. Micro Bitcoin Futures provide the same exposure to bitcoin price movements as standard Bitcoin Futures but with a smaller contract size, making them more accessible and allowing for more precise position sizing. Liquidity from both standard-sized and Micro-sized contracts is aggregated and normalized to BTC-equivalent notional amounts. The Bitcoin Volatility Index is calculated using a widely accepted standard variance swap replication technique, whereby CME Bitcoin Options Market price data from different strikes and expiration dates is converted into a fair, constant maturity measure of bitcoin volatility. For additional information on the Bitcoin Volatility Index, see “Additional Information About the Fund’s Investment Strategies.”

The Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Bitcoin Volatility-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to the Bitcoin Volatility Index, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to Bitcoin Volatility Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Swaps that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

The Fund expects to enter into swap agreements that are unfunded, which means the Fund will not be required to make an upfront payment of the notional amount of the swap. The Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligations under swaps will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap), and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund. Where the Fund is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian.

The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, swap transactions with the Fund, and as a result, the Fund may not be able to achieve its investment objective.

The terms of the Fund’s swap agreements may contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions, the counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its investment objective and may result in significant losses to the Fund.

The Fund’s swap counterparties are likely to hedge their exposure to the Fund’s positions through trading in the underlying Bitcoin Volatility Futures Contracts or related instruments. Such hedging activity by swap counterparties may impact the trading and liquidity in the underlying Bitcoin Volatility Futures Contracts market and may adversely affect the value of the Fund’s positions.

Principal Risks

Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period. This will very likely differ in amount, and possibly even direction, from the inverse (-0.5x) daily change in the level of the Bitcoin Volatility Index for the same period. The Fund will lose money if the Bitcoin Volatility Index’s performance is flat over time. The Fund can lose money regardless of the performance of the Bitcoin Volatility Index, as a result of daily rebalancing, the Bitcoin Volatility Index’s volatility, compounding of each day’s return and other factors.

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund. As a leveraged ETF, the unique and substantial risks associated with the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts, and the historic price volatility of Bitcoin Volatility Futures Contracts, are exacerbated.

The Bitcoin Volatility Index and the Bitcoin Volatility-Linked Instruments are relatively new investments. They are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

The value of an investment in the Fund could decline significantly and without warning, including to zero. Shares will change in value, and you could lose money by investing in the Fund. You should be prepared to lose your entire investment. The Fund may not achieve its investment objective.

The Fund is designed to be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-0.5x) investment results, understand the risks associated with inverse funds, and are willing to monitor their portfolios frequently. The Fund is not intended for investors who plan to hold Shares for longer than one trading day. Due to the effects of daily rebalancing and compounding, the Fund is generally unsuitable for buy-and-hold investors. Investors who do not actively manage and monitor their investments on a daily basis or do not understand the risks of daily inverse investment exposure should not invest in the Fund.

Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Bitcoin Volatility Index Investing Risk. The Fund is indirectly exposed to the risks of the Bitcoin Volatility Index through its investments in the Bitcoin Volatility Futures Contracts and other Bitcoin Volatility-Linked Instruments. The Bitcoin Volatility Index is an index designed to measure the implied volatility of the CME Bitcoin Options Market over 30 days in the future. The Bitcoin Volatility Index cannot be directly invested in, and the Fund’s performance may differ significantly from the performance of the Bitcoin Volatility Index itself. The following factors may affect the level of the Bitcoin Volatility Index: prevailing market prices and forward volatility levels of spot cryptocurrency markets, bitcoin, the prevailing market prices of options on bitcoin, the Bitcoin Volatility Index, or any other financial instruments related to bitcoin and the Bitcoin Volatility Index; market sentiment; interest rates; inflation rates or inflation expectations; economic, financial, political, regulatory, geographical, biological or judicial events that affect the current volatility reading of the Bitcoin Volatility Index or the market price or forward volatility of spot cryptocurrency markets, bitcoin or the Bitcoin Volatility Index; supply and demand as well as hedging activities in the listed and OTC cryptocurrency derivatives markets; and disruptions in trading of bitcoin or derivatives instruments that track bitcoin (such as options and futures contracts). Each of these factors could have a negative impact on the level of the Bitcoin Volatility Index and therefore the value of the Fund. These factors interrelate in complex ways, and the effect of one factor on the market value of the Fund may offset or enhance the effect of another factor. The level of the Bitcoin Volatility Index is tied to the spot price of bitcoin, which has historically exhibited extreme volatility. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index has historically tended to revert to a long-term average over time. As such, any gains from investments in Bitcoin Volatility Futures Contracts may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average. Further, investments linked to digital asset volatility, particularly the Bitcoin Volatility Index instruments that are close to expiration, can be highly volatile and may experience large losses. Investors could potentially lose the full value of their investment over periods even as short as one day. Bitcoin Volatility Futures Contracts and Bitcoin Volatility-Linked Instruments are generally intended for short-term investment horizons, and investors holding Shares over longer-term periods may be subject to increased risk of loss. Investors should actively manage and monitor their investments, as frequently as daily. In addition, unlike instruments that are based on tradable reference assets, volatility-based derivative instruments, like Bitcoin Volatility Futures Contracts and Bitcoin Volatility-Linked Instruments, are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Because the Bitcoin Volatility Index measures expected bitcoin volatility and is derived from bitcoin-related data, the Fund is indirectly exposed to risks associated with bitcoin, including the risk that bitcoin prices may decline significantly, that the Bitcoin Network may experience disruptions, that regulatory actions may restrict bitcoin usage or trading, and that digital asset trading platforms may fail or experience security breaches. However, because the Fund’s exposure is to bitcoin volatility rather than the spot price of bitcoin, the impact of bitcoin-related risks on the Fund may differ in magnitude and even direction from their impact on the spot price of bitcoin. For example, an event that causes bitcoin spot prices to decline may cause bitcoin volatility, and thus the level of the Bitcoin Volatility Index, to increase, decrease, or remain unchanged depending on the nature and market perception of such event.

Bitcoin Investing Risk. The Bitcoin Volatility Index is a measure of expected bitcoin volatility, not the spot price of bitcoin. The level of the Bitcoin Volatility Index is derived from, and affected by, factors that influence the price and trading activity of bitcoin, although the effects on bitcoin volatility may differ in magnitude and direction from effects on the spot price of bitcoin. For example, an event that causes bitcoin spot prices to decline may cause bitcoin volatility to increase, decrease, or remain unchanged depending on the nature and market perception of such event. Because the Fund seeks exposure to bitcoin volatility through the Bitcoin Volatility Index, the Fund is indirectly exposed to risks associated with bitcoin, but the impact of such risks on the Fund may differ from their impact on the spot price of bitcoin. Bitcoin is a new and highly speculative investment. The risks associated with bitcoin that may affect the Bitcoin Volatility Index include the following:

• Bitcoin is a new technological innovation with a limited history. There is no assurance that usage of bitcoin will continue to grow. A contraction in use of bitcoin may result in increased volatility in the price of bitcoin, which could affect the level of the Bitcoin Volatility Index and the value of the Fund. The Bitcoin Network was launched in January 2009, platform trading in bitcoin began in 2010, and Bitcoin Futures trading began in 2017, each of which limits a potential shareholder’s ability to evaluate an investment in the Fund and to assess the historical relationship between bitcoin volatility and various market conditions.

• The price and volatility of bitcoin are impacted by numerous factors, including: the total and available supply of bitcoin; global bitcoin demand, which is influenced by the growth of retail merchants’ and commercial businesses’ acceptance of bitcoin as payment for goods and services; the security of online digital asset trading platforms; the perception that the use and holding of bitcoin is safe and secure; investors’ expectations with respect to the rate of inflation of fiat currencies and deflation of bitcoin; regulatory measures, if any, that restrict the use of bitcoin as a form of payment or the purchase or sale of bitcoin; and investment and trading activities of large investors. The effect of any of these factors on bitcoin volatility may differ from their effect on the spot price of bitcoin, including in direction.

• A decline in the adoption of bitcoin could negatively impact the performance of the Fund. As a new asset and technological innovation, the bitcoin industry is subject to a high degree of uncertainty. Adoption of bitcoin will require an accommodating regulatory environment. A lack of expansion in usage of bitcoin could adversely affect bitcoin volatility and the Bitcoin Volatility Index. In addition, there is no assurance that bitcoin will maintain its value over the long-term. Recently, bitcoin has come under scrutiny for its environmental impact, specifically the amount of energy consumed by bitcoin miners. To the extent such concerns persist, the demand for bitcoin and the speed of its adoption could be suppressed, which may affect bitcoin volatility.

• Bitcoin trading prices are volatile, and shareholders could lose all or substantially all of their investment in the Fund. Speculators and investors who seek to profit from trading and holding bitcoin generate a significant portion of bitcoin demand. Bitcoin speculation regarding future appreciation in the value of bitcoin may inflate and make more volatile the price of bitcoin, which directly affects the level of the Bitcoin Volatility Index. Notably, bitcoin has been prone to rapid price swings, including significant movements occurring in a single day, throughout its history. Such price movements directly affect the level of the Bitcoin Volatility Index. The price and volatility of bitcoin may be impacted by events in other parts of the blockchain and digital asset ecosystem, even if such events are not directly related to the security or utility of bitcoin. Future announcements and events related to bitcoin, the Bitcoin Network, other digital assets, and digital asset firms may significantly impact bitcoin volatility, and the effect on volatility may differ in magnitude or direction from the effect on spot price.

• Regulation of participants in the bitcoin ecosystem continues to evolve in both the U.S. and foreign jurisdictions, which may restrict the use of bitcoin or otherwise impact the demand for bitcoin and bitcoin volatility. Both domestic and foreign regulators and governments have increased focus on the use of the Bitcoin Network and bitcoin since 2013. Many digital asset platforms are unlicensed, unregulated, operate without extensive supervision by governmental authorities, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. Currently, there is either a fragmentation of regulatory efforts or a general lack of regulation in U.S. and foreign markets. As a result of fragmented regulatory efforts or lack of regulation, individuals or groups may engage in fraud or market manipulation. Regulation of bitcoin continues to evolve, the ultimate impact of which remains unclear and may adversely affect, among other things, the availability, value, volatility, or performance of bitcoin and, thus, the Bitcoin Volatility Index. Regulatory announcements and enforcement actions may cause sudden changes in bitcoin volatility regardless of their effect on spot prices.

• Disruptions at digital asset trading platforms and potential consequences of a digital asset trading platform’s failure could adversely affect an investment in the Fund. Since 2009, several digital asset trading platforms have been closed or experienced disruptions due to fraud, failure, security breaches or distributed denial of service attacks. In many of these instances, the customers of such exchanges were not compensated or made whole for the partial or complete losses of their funds held at the exchanges. The potential for instability of digital asset trading platforms and the closure or temporary shutdown of exchanges due to fraud, business failure, hackers, or government-mandated regulation may reduce confidence in bitcoin, which may result in greater volatility in bitcoin prices and affect the level of the Bitcoin Volatility Index.

• A malicious actor may attack the Bitcoin Network in an effort to prevent its function, which may adversely impact an investment in the Fund. A malicious actor may attack the Bitcoin Network in a number of ways, including a “50 Percent Attack” or a spam attack. If a malicious actor obtains a majority of the processing power dedicated to mining on the Bitcoin Network, it will be able to exert unilateral control over the addition of blocks to the Blockchain and may be able to “double-spend” its own bitcoin as well as prevent the confirmation of other Bitcoin transactions. The cryptography underlying bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Bitcoin Network, which would likely cause significant volatility in bitcoin prices and adversely affect the Bitcoin Volatility Index and the value of the Fund.

• In the event of widespread disruption to the Internet, the market for bitcoin may become dangerously illiquid. The Bitcoin Network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network, likely causing significant volatility in bitcoin prices and adversely affecting the Bitcoin Volatility Index.

Bitcoin Volatility Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Additionally, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its sought after exposure to the inverse (-0.5x) daily performance of the Bitcoin Volatility Index. While the presence of contango may positively affect the performance of the Fund, the presence of backwardation will adversely affect the performance of the Fund. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references, such as the level of the Bitcoin Volatility Index. Additionally, in the event of a prolonged period of backwardation, and absent the impact of rising or falling Bitcoin Volatility Index prices, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and various exchanges on which Bitcoin Volatility Futures Contracts trade have established position limits and price limits for Bitcoin Volatility Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day’s settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the Bitcoin Volatility Index futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Bitcoin Volatility Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Bitcoin Volatility-Linked Instruments that are not Bitcoin Volatility Futures Contracts; (ii) requiring that Authorized Participants purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its inverse (-0.5x) investment objective, by an amount reflecting prevailing price limits.

Cost of Futures Investment Risk. When a Bitcoin Volatility Futures Contract is nearing expiration, the Fund will generally buy back its short position and sell a new Bitcoin Volatility Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

Because the Fund holds short positions in Bitcoin Volatility Futures Contracts, contango conditions (where longer-dated contracts are priced higher than near-term contracts) may benefit the Fund’s rolling activity, as the Fund buys back expiring contracts at lower prices and sells new contracts at higher prices. Conversely, backwardation conditions (where longer-dated contracts are priced lower than near-term contracts) may adversely affect the Fund’s rolling activity. The price difference between the expiring contract and longer-dated contract associated with rolling Bitcoin Volatility Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Bitcoin Volatility Futures Contracts have historically reflected significant costs associated with rolling futures contracts on a regular basis. While contango may benefit the Fund’s rolling activity, other factors such as daily rebalancing, compounding effects, and transaction costs may offset these benefits over time. Both contango and backwardation would affect the Fund’s correlation to the level of the Bitcoin Volatility Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Bitcoin Volatility Futures Contracts.

Aggressive Investment Risk. Bitcoin Volatility Futures Contracts are relatively new investments, are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. Investors should actively manage and monitor their investments, as frequently as daily.

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the inverse (-0.5x) daily change in the level of the Bitcoin Volatility Index for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. This effect becomes more pronounced as the Bitcoin Volatility Index volatility and holding periods increase.

Leveraged Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged (-0.5x) correlation with the level of the Bitcoin Volatility Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the inverse (-0.5x) the returns of the Bitcoin Volatility Index on a given day.

A number of other factors may adversely affect the Fund’s sought-after inverse (-0.5x) correlation with the Bitcoin Volatility Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for Bitcoin Volatility Futures Contracts in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the Bitcoin Volatility Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under or overexposed to the Bitcoin Volatility Index. Any of these factors could decrease correlation between the performance of the Fund and the Bitcoin Volatility Index and may hinder the Fund’s ability to meet its daily investment objective.

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when the level of the Bitcoin Volatility Index rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of the Bitcoin Volatility Index may result in the total loss or almost total loss of an investor’s investment, even if the level of the Bitcoin Volatility Index subsequently moves lower. Like leveraged funds, inverse funds may be considered to be aggressive. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in long positions.

Target Exposure and Rebalancing Risks. The Fund normally will seek to maintain notional exposure to the Bitcoin Volatility Index necessary to achieve its investment objective. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Bitcoin Volatility Futures Contracts on or about such date. If the value of Bitcoin Volatility Futures Contracts rises during such periods when the Fund has reduced its futures exposure to Bitcoin Volatility Futures Contracts, without gaining a similar increased exposure through Other Investments, the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period.

In addition, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its target inverse (-0.5x) exposure and as such would cause the Fund to experience greater risk of failing to meet its target exposure of the inverse (-0.5x) daily performance of the Bitcoin Volatility Index, before fees and expenses.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s daily investment objective. In these instances, the Fund may not successfully track the daily changes in the level of the Bitcoin Volatility Index and may not achieve its investment objective. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund. For example, such trading may cause the FCMs to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Derivatives Risk. In addition to Bitcoin Volatility Futures Contracts, the Fund may obtain exposure through the following other derivatives: swap agreement transactions that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Bitcoin Volatility-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Bitcoin Volatility-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Bitcoin Volatility Futures Contracts.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Bitcoin Volatility Futures Contracts; reverse repurchase agreements; swaps on the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Bitcoin Volatility Futures Contracts. The Fund does not invest directly in or hold the Bitcoin Volatility Index. Instead, the Fund seeks to benefit from decreases in the price of Bitcoin Volatility Futures Contracts for a single day. The price of Bitcoin Volatility Futures Contracts may differ, sometimes significantly, from the level of the Bitcoin Volatility Index. Because of this, and due to the effects of compounding, contango/backwardation and the potential for tracking error, the Fund may perform differently from the level of the Bitcoin Volatility Index. Although Bitcoin Volatility Futures Contracts are relatively new instruments, the performance of futures contracts on indices, in general, has historically been highly correlated to the performance of the index. However, there can be no guarantee this will be the case with the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of Bitcoin Volatility Futures Contracts and decrease the correlation between the performance of Bitcoin Volatility Futures Contracts and the Bitcoin Volatility Index, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the Bitcoin Volatility Index. To the extent the Fund is invested in back-month Bitcoin Volatility Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Bitcoin Volatility Index.

Liquidity Risk. The market for the Bitcoin Volatility Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Bitcoin Volatility Futures Contracts began trading on the CME on June 1, 2026 and initially have not exhibited high trading volume. The potential illiquidity of the Bitcoin Volatility Futures Contract market may increase the bid/offer spread and increase the tracking error of the Fund. The clearing price for any trades in Bitcoin Volatility Futures Contracts may be higher, potentially significantly higher, than that which would be expected in a more liquid market with more robust price discovery. Investors in the Fund will bear this impact as realized returns, which may deviate in terms of theoretical versus actual performance, and this will be the case for exposure obtained from futures, options, and/or swaps.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Asset Concentration Risk. Since the Fund may take concentrated positions in Bitcoin Volatility Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Authorized Participant Concentration Risk. Only an AP may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an authorized participant (“AP”). If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Bitcoin Volatility Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of daily changes in the level of the Bitcoin Volatility Index and may result in the proportion of Bitcoin Volatility Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Digital Asset Regulatory Risk. The regulatory framework for digital assets, including bitcoin and instruments linked to bitcoin volatility, continues to evolve in the United States and internationally. The SEC, CFTC, and other regulatory authorities have taken varying positions on the classification and treatment of digital assets and related products. Changes in laws, regulations, or regulatory interpretations could adversely affect the value, transferability, or liquidity of digital assets, impose restrictions on digital asset trading platforms, or otherwise negatively impact the Fund’s investments. The regulatory environment for digital assets is characterized by uncertainty, and future regulatory developments could be adverse to the Fund. For example, regulatory actions could limit the ability of the CME or other exchanges to list or trade Bitcoin Volatility Futures Contracts, impose additional requirements on the Fund or its service providers, or affect the calculation or publication of the Bitcoin Volatility Index. The Fund may also be subject to regulatory risks associated with cryptocurrency exchanges and digital asset custodians that affect the underlying bitcoin markets and, consequently, bitcoin volatility. Regulatory uncertainty may also affect the willingness of market participants to transact in Bitcoin Volatility Futures Contracts, potentially reducing liquidity and increasing transaction costs.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Bitcoin Volatility Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses. Unlike closed-end funds, the Fund, as an ETF, generally cannot limit new investment or close to new investors if the Fund approaches or reaches applicable position limits or accountability levels. If investor demand for the Fund’s Shares causes the Fund to approach CME position limits or accountability levels, the Fund may be unable to acquire additional Bitcoin Volatility Futures Contracts, which would impair the Fund’s ability to meet its investment objective. In such circumstances, new investors purchasing Shares may effectively dilute the Fund’s exposure to Bitcoin Volatility Futures Contracts, and the Fund’s performance may deviate significantly from the performance of the Bitcoin Volatility Index. Additionally, significant and unpredictable increases in margin requirements for Bitcoin Volatility Futures Contracts could require the Fund to allocate a greater portion of its assets to satisfy margin obligations, thereby reducing the Fund’s ability to obtain its target exposure to the Bitcoin Volatility Index. Elevated margin requirements may also limit the Fund’s ability to respond to increased investor demand by acquiring additional Bitcoin Volatility Futures Contracts positions. The Fund’s FCMs may impose their own capacity limits, margin requirements, or other restrictions that are more stringent than those imposed by the CME or CFTC, which could further constrain the Fund’s ability to achieve its investment objective.

Leverage Risk. The Fund seeks to achieve and maintain the exposure to the level of the Bitcoin Volatility Index by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund. The Fund may at times be required to liquidate portfolio positions, including when it is not advantageous to do so, in order to comply with guidance from the SEC regarding asset segregation requirements to cover certain leveraged positions.

If the Fund is unable to obtain sufficient leveraged exposure to the value of the Bitcoin Volatility Index due to the limited availability of necessary investments or financial instruments or trading halts in Bitcoin Volatility Futures Contracts brought about by price limits on the CME, the Fund could, among other things, limit or suspend the purchase of creation units until the Adviser determines that the requisite exposure to Bitcoin Volatility Futures Contracts is obtainable. During the period that the purchase of creation units is suspended, the Fund could trade at a significant premium or discount to its NAV and could experience substantial redemptions.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. OTC swaps are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty.

Certain of the Fund’s swap agreements may contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions, the counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective, which may result in significant losses and prevent the Fund from achieving its investment objective.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. To meet this requirement, the Fund may need to reduce its exposure to Bitcoin Volatility Futures Contracts and increase holdings in Collateral Investments or other assets at or around quarter-end, which may cause the Fund’s performance to deviate from its investment objective during these periods. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Bitcoin Volatility Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin Volatility Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. Investments linked to cryptocurrency market volatility, including Bitcoin Volatility Futures Contracts, can be highly volatile and may experience sudden, large and unexpected losses. The value of the Fund’s investments in Bitcoin Volatility Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

The market for Bitcoin Volatility Futures Contracts may fluctuate widely based on a variety of factors, including changes in overall market movements, political and economic events and policies, wars, acts of terrorism, natural disasters, changes in interest rates or inflation rates. The value of the Fund’s Bitcoin Volatility Futures Contracts is also tied to the spot price of bitcoin, which has historically exhibited extreme volatility. The spot price of bitcoin is inherently difficult to predict and heavily influenced by speculation, resulting in sharp and dramatic price swings over short periods of time. High volatility may have an adverse impact on the performance of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://coinshares.com/us/etf/ and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

CoinShares Asset Management (US) LLC

Investment Sub-Adviser

Vident Advisory, LLC (d/b/a Vident Asset Management)

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

●	Bill Cannon, ETF Portfolio Manager at CoinShares

●	Rafael Zayas, CFA, Senior Vice President and Head of Portfolio Management and Trading of Vident

●	Austin Wen, CFA, Senior Portfolio Manager of Vident

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Each of the portfolio managers has served in such capacity since the Fund’s inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of shares called “Creation Units.” Individual Shares of the Fund may only be purchased and sold on the secondary market through a broker-dealer at a market price. Since Shares of the Fund trade on securities exchanges in the secondary market at their market price rather than their NAV, the Fund’s Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at https://coinshares.com/us/etf/.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), CoinShares and ALPS Distributors, Inc., the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About the Fund’s Investment Strategies

The Fund is a series of CoinShares ETF Trust (the “Trust”) and is regulated as an “investment company” under the 1940 Act. The Fund’s investment objective is nonfundamental and may be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. Unless an investment policy is identified as being fundamental, all investment policies included in this prospectus and the Fund’s Statement of Additional Information (“SAI”) are nonfundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will achieve its investment objective.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at https://coinshares.com/us/etf/.

Additional Information Regarding the Fund’s Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-0.5x) daily performance of the Bitcoin Volatility Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objectives over a period of time greater than a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation.

The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-0.5x) times the daily change in the level of the Bitcoin Volatility Index for the same period. For periods longer than a single day, the Fund will lose money if the Bitcoin Volatility Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Bitcoin Volatility Index decreases. Longer holding periods, higher Bitcoin Volatility Index volatility, and inverse exposure each exacerbate the impact of compounding on an investor’s returns. During periods of higher Bitcoin Volatility Index volatility, the volatility of the Bitcoin Volatility Index may affect the Fund’s return as much as or more than the daily change in the level of the Bitcoin Volatility Index.

The Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts are a relatively new asset class and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. The Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts may be more volatile than traditional asset classes. You should be prepared to lose your entire investment.

The Fund’s investment objective is non-fundamental, meaning it may be changed by the Board without the approval of Fund shareholders. The Fund does not take temporary defensive positions.

The Fund will generally seek to achieve its investment objective, irrespective as to whether the value of the Bitcoin Volatility Index is flat, rising, or declining.

The Fund expects to gain inverse (-0.5x) exposure to the Bitcoin Volatility Index by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands. In order to qualify as a RIC for purposes of federal income tax treatment under the Code, the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. Consequently, during this period, the Fund may not achieve its investment objective, and may return substantially less than the inverse (-0.5x) daily performance of the Bitcoin Volatility Index.

Additional Information Regarding the Fund’s Principal Investment Strategy

Investment in the Subsidiary

The Fund expects to gain exposure to Bitcoin Volatility Futures Contracts by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands, the CoinShares Bitcoin Volatility Inverse ETF Cayman Ltd. CoinShares serves as investment adviser and Vident serves as investment sub-adviser to the Subsidiary, subject to the oversight of the Subsidiary’s board of directors. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, custody, and leverage on an aggregate basis with the Subsidiary. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities, securities or other assets, other than entities wholly-owned by the Fund, such as the Subsidiary. The financial statements of the Subsidiary will be consolidated with those of the Fund.

Bitcoin Volatility Futures Contracts

Futures contracts are financial contracts the value of which depends on, or is derived from, the underlying reference asset. For Bitcoin Volatility Futures Contracts, the underlying reference asset is the Bitcoin Volatility Index or other substantially similar indices or reference rates. A futures contract is a standardized contract traded on, or subject to the rules of, an exchange. The contract will stipulate an exchange to buy or sell a specified type and quantity of a particular underlying asset at a designated price. Futures contracts may be physically-settled or cash-settled. The only futures contracts in which the Fund invests are cash-settled Bitcoin Volatility Futures Contracts traded on commodity exchanges registered with the CFTC. “Cash-settled” means that when the relevant futures contract expires, if the value of the underlying asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess, and if the futures contract price exceeds the value of the underlying asset, the purchaser pays to the seller cash in the amount of that excess. In a cash-settled futures contract on the Bitcoin Volatility Index or other substantially similar index or reference rate, the amount of cash to be paid is equal to the difference between the value of the index or reference rate underlying the futures contract at the close of the last trading day of the contract and the futures contract price specified in the agreement. The CME has specified that the value of the Bitcoin Volatility Index underlying Bitcoin Volatility Futures Contracts traded on the CME will be determined by reference to a volume-weighted average of the Bitcoin Volatility Index trading prices on multiple digital asset trading platforms.

Futures contracts exhibit “futures basis”, meaning the difference between the current level of the underlying the Bitcoin Volatility Index and the price of the cashsettled futures contract. A negative futures basis exists when cashsettled Bitcoin Volatility Futures Contracts generally trade at a premium to the current level of the Bitcoin Volatility Index. For inverse funds like the Fund, such conditions may be beneficial because the Fund takes short positions in futures contracts. Historically, volatility futures markets have frequently traded in contango, where futures contracts are priced higher than the current level of the volatility index. Because the Fund holds short positions and must regularly “roll” by buying back expiring contracts and selling longer-dated contracts, persistent contango conditions may provide a structural benefit that could help the Fund’s performance over time, although this benefit may be offset by other factors including daily rebalancing and compounding effects.

In order to satisfy certain tax qualification tests, the Fund expects to gain exposure to Bitcoin Volatility Futures Contracts by investing in Bitcoin Volatility Futures Contracts through the Subsidiary. The Fund will “roll” its Bitcoin Volatility Futures Contracts. Futures contracts expire on a designated date (the “expiration date”). The Bitcoin Volatility Futures Contracts in which the Fund invests are cash settled on their expiration date unless they are “rolled” prior to expiration. The Fund generally intends to “roll” its Bitcoin Volatility Futures Contracts on a daily basis.

In selecting investments for the Fund, the Adviser takes into consideration the relative liquidity of, and costs associated with, Bitcoin Volatility Futures Contracts as well as regulatory requirements imposed by the SEC and the IRS, and other factors. The Fund generally seeks to remain fully invested at all times in investments that, in combination, provide leveraged exposure to Bitcoin Volatility Futures Contracts without regard to market conditions, trends, or direction.

The Bitcoin Volatility Index

The Bitcoin Volatility Index is an index designed to measure the implied volatility in the CME Bitcoin Options Market over 30 days in the future. The Bitcoin Volatility Index is calculated and published once per second. The Bitcoin Volatility Index is constructed using orderbook data from CME Bitcoin Futures and CME Options on Bitcoin Futures and Micro Bitcoin Futures, where price discovery is facilitated by the GLOBEX central limit order book system and transactions are centrally cleared. Micro Bitcoin Futures are futures contracts on bitcoin that are one-tenth the size of standard Bitcoin Futures contracts traded on the CME. Like standard Bitcoin Futures, Micro Bitcoin Futures are cash-settled contracts that provide exposure to bitcoin price movements, but with a smaller contract size that allows for more precise position sizing and greater accessibility for market participants. By including both standard-sized and Micro-sized contracts, the Bitcoin Volatility Index benefits from broader market liquidity, as positions in both contract types are aggregated and normalized to BTC-equivalent notional amounts. The Bitcoin Volatility Index is calculated using a widely accepted standard variance swap replication technique, whereby option price data from different strikes and expiration dates is converted into a fair, constant maturity measure of bitcoin volatility. The Bitcoin Volatility Index calculation is based on the tradable prices of a constantly changing portfolio of Bitcoin Futures and Bitcoin Options. Specifically, the steps in the calculation of the Bitcoin Volatility Index are:

1)	Collate the list of relevant CME Futures and Options contracts on Bitcoin Futures and Micro Bitcoin Futures for the relevant calculation time and collect the corresponding orderbook data;

2)	Consolidate the relevant CME Futures and Options contracts on Bitcoin Futures and Micro Bitcoin Futures by aggregating liquidity at identical strike prices and expiration dates, with all contract quantities normalized to BTC-equivalent notional amounts;

3)	Calculate the spot rate for every Bitcoin Future, Bitcoin Futures Option and Micro Bitcoin Futures Option;

4)	Select the final list of option prices after filtering for erroneous data and liquidity thresholds;

5)	Strip a U.S. Dollar yield curve, based on the Secured Overnight Financing Rate (SOFR) and U.S. Treasury yield curve rates, and calculate interest rates for a maturity equivalent to the time to expiry of the relevant option contracts; and

6)	Calculate the front and next term fair variance strikes, then interpolate linearly for the 30-day constant maturity Bitcoin Volatility Index.

Volatility, and the level of the Bitcoin Volatility Index, can increase (or decrease) without warning. The Bitcoin Volatility Index is calculated, maintained, and published by CF Benchmarks Ltd. CF Benchmarks Ltd. may change the methodology used to determine the Bitcoin Volatility Index and has no obligation to continue to publish, and may discontinue the publication of, the Bitcoin Volatility Index. The Bitcoin Volatility Index is subject to internal review by CF Benchmarks Ltd. and the CF Cryptocurrency Index Family Oversight Function at least annually.

Collateral Investments

In addition to its investments in Bitcoin Volatility Futures Contracts, the Fund (and the Subsidiary, as applicable) will invest its remaining assets directly in cash, cash-like instruments or high-quality securities. The Collateral Investments may consist of high quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.). The Collateral Investments are designed to provide liquidity (i.e., provide an asset that can easily be exchanged for cash), and satisfy the “margin” requirements applicable to the Fund’s futures portfolio, which require that the Fund post collateral to secure its obligations under those contracts.

Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to the Bitcoin Volatility Index, maintain its tax status as a regulated investment company on days in and around quarter-end, or if the Fund is unable to obtain the desired exposure to Bitcoin Volatility Futures Contracts because it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

Swaps that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

The Fund expects to enter into swap agreements that are unfunded, which means the Fund will not be required to make an upfront payment of the notional amount of the swap. The Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligations under swaps will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap), and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund.

The Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

The terms of the Fund’s swap agreements may contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions, the counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective.

In recent years, regulators across the globe, including the CFTC and the U.S. banking regulators, have adopted margin requirements applicable to uncleared swaps. Uncleared swaps between the Fund and its counterparties are required to be marked-to-market on a daily basis, and collateral is required to be exchanged to account for any changes in the value of such swaps. In all events, where the Fund is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian. Initial margin requirements may also apply to certain uncleared swaps, which would require the Fund to post additional collateral beyond variation margin, potentially imposing significant costs on the Fund’s ability to engage in uncleared swaps. Significant and unpredictable increases in margin requirements relative to prevailing swap values could result in the Fund not achieving its target exposure and would cause the Fund to experience greater risk of failing to meet its investment objective.

If the Fund’s ability to obtain exposure to the Bitcoin Volatility Index through swap agreements is disrupted for any reason, including but not limited to, limited liquidity in the swap market, a disruption to the Bitcoin Volatility Futures Contracts market, the unwillingness or inability of counterparties to enter into or continue swap transactions with the Fund, margin requirements imposed by counterparties, or the termination of existing swap agreements by counterparties, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Adviser and the Sub-Adviser would seek to obtain alternative swap counterparties or other derivative instruments to maintain the Fund’s target exposure, however there can be no assurance that the Adviser or the Sub-Adviser will be successful in obtaining such alternative exposure.

Usage of Derivatives Instruments

To the extent the Fund enters into derivative instruments it will do so in accordance with Rule 18f-4. Rule 18f-4 requires a fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon its level of exposure to such derivative instruments. The Fund has adopted and implemented a written derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager (who is responsible for administrating the derivatives risk management program), complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with the requirements of Rule 18f-4, the Fund may be required to adjust its portfolio, which may, in turn, negatively impact its implementation of its investment strategies.

Leveraged Performance

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-0.5x) the daily change in the level of the Bitcoin Volatility Index for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-0.5x) times the daily change in the level of the Bitcoin Volatility Index for the same period. Longer holding periods and higher Bitcoin Volatility Index volatility each exacerbate the impact of compounding on an investor’s returns. During periods of higher Bitcoin Volatility Index volatility, the volatility of the Bitcoin Volatility Index may affect the Fund’s return as much as or more than the daily change in the level of the Bitcoin Volatility Index.

For example, assume the Bitcoin Volatility Index increases 10% on Day 1 and decreases 10% on Day 2. The Bitcoin Volatility Index would have a cumulative return of -1% for the two-day period (calculated as (1.10 × 0.90) - 1 = -0.01 or -1%). A fund seeking inverse (-0.5x) daily exposure would lose 5% on Day 1 (ending at $95 per $100 invested) and gain 5% on Day 2 (ending at $99.75). The cumulative return would be -0.25%, compared to 0.5% if the Fund had perfectly achieved -0.5x of the index’s -1% cumulative return. This small deviation illustrates how daily compounding affects returns over multiple days. In volatile market conditions, the Fund may significantly underperform its inverse (-0.5x) objective over periods longer than one day.

The table below shows performance of how compounding impacts an inverse (-0.5x) daily rebalanced investment referencing the Bitcoin Volatility Index over periods longer than one day. Areas shaded lighter represent those scenarios where a hypothetical fund that seeks daily inverse (-0.5x) returns of the Bitcoin Volatility Index will return the same or outperform (i.e., return more than) the inverse (-0.5x) of the Bitcoin Volatility Index performance over one year; conversely, areas shaded darker represent those scenarios where the hypothetical fund will underperform (i.e., return less than) the inverse (-0.5x) of the Bitcoin Volatility Index performance over one year. Performance shown in the chart assumes: (a) no fund expenses and (b) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the performance would be different than shown.

One Year Bitcoin Volatility Index Performance	Inverse (-0.5x) One Year Bitcoin Volatility Index Performance	Bitcoin Volatility Index Volatility
		0%	10%	20%	30%	40%	50%	60%
(60)%	30%	58.1%	57.5%	55.8%	52.9%	48.9%	44.0%	38.1%
(50)%	25%	41.4%	40.9%	39.3%	36.7%	33.2%	28.8%	23.6%
(40)%	20%	29.3%	28.8%	27.3%	24.8%	21.5%	17.2%	12.2%
(30)%	15%	20.0%	19.6%	18.2%	15.9%	12.8%	8.8%	4.1%
(20)%	10%	12.5%	12.1%	10.8%	8.6%	5.7%	2.0%	-2.4%
(10)%	5%	6.3%	5.9%	4.7%	2.7%	-0.1%	-3.6%	-7.8%
0%	0%	0.0%	-0.3%	-1.4%	-3.2%	-5.7%	-8.9%	-12.9%
10%	(5)%	-4.7%	-5.0%	-6.1%	-7.8%	-10.2%	-13.2%	-16.7%
20%	(10)%	-8.7%	-9.1%	-10.1%	-11.7%	-14.0%	-16.9%	-20.2%
30%	(15)%	-12.4%	-12.7%	-13.7%	-15.2%	-17.4%	-20.1%	-23.3%
40%	(20)%	-15.5%	-15.8%	-16.8%	-18.3%	-20.3%	-22.9%	-25.9%
50%	(25)%	-18.4%	-18.7%	-19.6%	-21.1%	-23.1%	-25.7%	-28.7%
60%	(30)%	-20.9%	-21.2%	-22.1%	-23.6%	-25.5%	-28.0%	-30.9%

The Bitcoin Volatility Index’s annualized historical volatility rate for the period from inception on April 9, 2024 through May 28, 2026 was 65.7%. The highest March to March volatility rate during the period was 33.1% (February 5, 2026). The annualized total return performance for the period was -27.5%. Historical volatility and performance of the Bitcoin Volatility Index are not indications of what the Bitcoin Volatility Index’s volatility and performance will be in the future.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following discussion of the Principal Risks of investing in the Fund. As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund. As a leveraged ETF, the unique and substantial risks associated with the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts, and the historic price volatility of Bitcoin Volatility Futures Contracts, are exacerbated. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Principal Risks

Bitcoin Volatility Index Investing Risk. The Fund is indirectly exposed to the risks of the Bitcoin Volatility Index through its investments in the Bitcoin Volatility Futures Contracts and Bitcoin Volatility-Linked Instruments. The Bitcoin Volatility Index is an index designed to measure the implied volatility of the CME Bitcoin Options Market over 30 days in the future. The Bitcoin Volatility Index cannot be directly invested in. The following factors may affect the level of the Bitcoin Volatility Index: prevailing market prices and forward volatility levels of spot cryptocurrency markets, bitcoin, the prevailing market prices of options on bitcoin, the Bitcoin Volatility Index, or any other financial instruments related to bitcoin and the Bitcoin Volatility Index; market sentiment; interest rates; economic, financial, political, regulatory, geographical, biological or judicial events that affect the current volatility reading of the Bitcoin Volatility Index or the market price or forward volatility of spot cryptocurrency markets, bitcoin or the Bitcoin Volatility Index; supply and demand as well as hedging activities in the listed and OTC cryptocurrency derivatives markets; and disruptions in trading of bitcoin or derivatives instruments that track bitcoin (such as options and futures contracts). Each of these factors could have a negative impact on the level of the Bitcoin Volatility Index and therefore the value of the Fund. These factors interrelate in complex ways, and the effect of one factor on the market value of the Fund may offset or enhance the effect of another factor. The level of the Bitcoin Volatility Index is tied to the spot price of bitcoin, which has historically exhibited extreme volatility. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index may tend to revert to a long-term average over time. As such, any gains from investments in Bitcoin Volatility Futures Contracts may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average. Further, investments linked to digital asset volatility, particularly the Bitcoin Volatility Index instruments that are close to expiration, can be highly volatile and may experience large losses. In addition, unlike instruments that are based on tradable reference assets, volatility-based derivative instruments, like Bitcoin Volatility Futures Contracts and Bitcoin Volatility-Linked Instruments, are tied to an index that is not directly investable and, thus, have settlement prices based on the calculation of that index, not the price of a tradable asset.

Because the Bitcoin Volatility Index measures expected bitcoin volatility and is derived from bitcoin-related data, the Fund is indirectly exposed to risks associated with bitcoin, including the risk that bitcoin prices may decline significantly, that the Bitcoin Network may experience disruptions, that regulatory actions may restrict bitcoin usage or trading, and that digital asset trading platforms may fail or experience security breaches. However, because the Fund’s exposure is to bitcoin volatility rather than the spot price of bitcoin, the impact of bitcoin-related risks on the Fund may differ in magnitude and even direction from their impact on the spot price of bitcoin. For example, an event that causes bitcoin spot prices to decline may cause bitcoin volatility, and thus the level of the Bitcoin Volatility Index, to increase, decrease, or remain unchanged depending on the nature and market perception of such event.

Bitcoin Investing Risk. The Bitcoin Volatility Index is a measure of expected bitcoin volatility, not the spot price of bitcoin. The level of the Bitcoin Volatility Index is derived from, and affected by, factors that influence the price and trading activity of bitcoin, although the effects on bitcoin volatility may differ in magnitude and direction from effects on the spot price of bitcoin. For example, an event that causes bitcoin spot prices to decline may cause bitcoin volatility to increase, decrease, or remain unchanged depending on the nature and market perception of such event. Because the Fund seeks exposure to bitcoin volatility through the Bitcoin Volatility Index, the Fund is indirectly exposed to risks associated with bitcoin, but the impact of such risks on the Fund may differ from their impact on the spot price of bitcoin. Bitcoin is a new and highly speculative investment. The risks associated with bitcoin that may affect the Bitcoin Volatility Index include the following:

• Bitcoin is a new technological innovation with a limited history. There is no assurance that usage of bitcoin will continue to grow. A contraction in use of bitcoin may result in increased volatility in the price of bitcoin, which could affect the level of the Bitcoin Volatility Index and the value of the Fund. The Bitcoin Network was launched in January 2009, platform trading in bitcoin began in 2010, and Bitcoin Futures trading began in 2017, each of which limits a potential shareholder’s ability to evaluate an investment in the Fund and to assess the historical relationship between bitcoin volatility and various market conditions.

• The price and volatility of bitcoin are impacted by numerous factors, including: the total and available supply of bitcoin; global bitcoin demand, which is influenced by the growth of retail merchants’ and commercial businesses’ acceptance of bitcoin as payment for goods and services; the security of online digital asset trading platforms; the perception that the use and holding of bitcoin is safe and secure; investors’ expectations with respect to the rate of inflation of fiat currencies and deflation of bitcoin; regulatory measures, if any, that restrict the use of bitcoin as a form of payment or the purchase or sale of bitcoin; and investment and trading activities of large investors. The effect of any of these factors on bitcoin volatility may differ from their effect on the spot price of bitcoin, including in direction.

• A decline in the adoption of bitcoin could negatively impact the performance of the Fund. As a new asset and technological innovation, the bitcoin industry is subject to a high degree of uncertainty. Adoption of bitcoin will require an accommodating regulatory environment. A lack of expansion in usage of bitcoin could adversely affect bitcoin volatility and the Bitcoin Volatility Index. In addition, there is no assurance that bitcoin will maintain its value over the long-term. Recently, bitcoin has come under scrutiny for its environmental impact, specifically the amount of energy consumed by bitcoin miners. To the extent such concerns persist, the demand for bitcoin and the speed of its adoption could be suppressed, which may affect bitcoin volatility.

• Bitcoin trading prices are volatile, and shareholders could lose all or substantially all of their investment in the Fund. Speculators and investors who seek to profit from trading and holding bitcoin generate a significant portion of bitcoin demand. Bitcoin speculation regarding future appreciation in the value of bitcoin may inflate and make more volatile the price of bitcoin, which directly affects the level of the Bitcoin Volatility Index. Notably, bitcoin has been prone to rapid price swings, including significant movements occurring in a single day, throughout its history. Such price movements directly affect the level of the Bitcoin Volatility Index. The price and volatility of bitcoin may be impacted by events in other parts of the blockchain and digital asset ecosystem, even if such events are not directly related to the security or utility of bitcoin. Future announcements and events related to bitcoin, the Bitcoin Network, other digital assets, and digital asset firms may significantly impact bitcoin volatility, and the effect on volatility may differ in magnitude or direction from the effect on spot price.

• Regulation of participants in the bitcoin ecosystem continues to evolve in both the U.S. and foreign jurisdictions, which may restrict the use of bitcoin or otherwise impact the demand for bitcoin and bitcoin volatility. Both domestic and foreign regulators and governments have increased focus on the use of the Bitcoin Network and bitcoin since 2013. Many digital asset platforms are unlicensed, unregulated, operate without extensive supervision by governmental authorities, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. Currently, there is either a fragmentation of regulatory efforts or a general lack of regulation in U.S. and foreign markets. As a result of fragmented regulatory efforts or lack of regulation, individuals or groups may engage in fraud or market manipulation. Regulation of bitcoin continues to evolve, the ultimate impact of which remains unclear and may adversely affect, among other things, the availability, value, volatility, or performance of bitcoin and, thus, the Bitcoin Volatility Index. Regulatory announcements and enforcement actions may cause sudden changes in bitcoin volatility regardless of their effect on spot prices.

• Disruptions at digital asset trading platforms and potential consequences of a digital asset trading platform’s failure could adversely affect an investment in the Fund. Since 2009, several digital asset trading platforms have been closed or experienced disruptions due to fraud, failure, security breaches or distributed denial of service attacks. In many of these instances, the customers of such exchanges were not compensated or made whole for the partial or complete losses of their funds held at the exchanges. The potential for instability of digital asset trading platforms and the closure or temporary shutdown of exchanges due to fraud, business failure, hackers, or government-mandated regulation may reduce confidence in bitcoin, which may result in greater volatility in bitcoin prices and affect the level of the Bitcoin Volatility Index.

• A malicious actor may attack the Bitcoin Network in an effort to prevent its function, which may adversely impact an investment in the Fund. A malicious actor may attack the Bitcoin Network in a number of ways, including a “50 Percent Attack” or a spam attack. If a malicious actor obtains a majority of the processing power dedicated to mining on the Bitcoin Network, it will be able to exert unilateral control over the addition of blocks to the Blockchain and may be able to “double-spend” its own bitcoin as well as prevent the confirmation of other Bitcoin transactions. The cryptography underlying bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Bitcoin Network, which would likely cause significant volatility in bitcoin prices and adversely affect the Bitcoin Volatility Index and the value of the Fund.

• In the event of widespread disruption to the Internet, the market for bitcoin may become dangerously illiquid. The Bitcoin Network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network, likely causing significant volatility in bitcoin prices and adversely affecting the Bitcoin Volatility Index.

Bitcoin Volatility Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor.

For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Additionally, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its sought after exposure to the inverse (-0.5x) daily performance of the Bitcoin Volatility Index. While the presence of contango may positively affect the performance of the Fund, the presence of backwardation will adversely affect the performance of the Fund. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references, such as the level of the Bitcoin Volatility Index. Additionally, in the event of a prolonged period of backwardation, and absent the impact of rising or falling Bitcoin Volatility Index prices, this could have a significant negative impact on the Fund’s NAV and total return.

Bitcoin Volatility Futures Contracts are subject to price limits. Price limits represent the maximum price range permitted for a Bitcoin Volatility Futures Contract in each trading session. When a price limit is hit, the Bitcoin Volatility Index futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day. If the Fund is unable to buy or sell Bitcoin Volatility Futures Contracts as a result of markets being halted or stopped – or for other reasons including limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s FCMs, the listing exchanges, or the CFTC – the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Bitcoin Volatility-Linked Instruments that are not Bitcoin Volatility Futures Contracts; (ii) requiring that Authorized Participants purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) to de-lever the Fund, relative to its inverse (-0.5x) investment objective, by an amount reflecting prevailing price limits.

Position Limits and Price Limits

The CFTC and various exchanges on which Bitcoin Volatility Futures Contracts trade have established position limits and price limits for Bitcoin Volatility Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day’s settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the Bitcoin Volatility Index futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Bitcoin Volatility Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market—or for other reasons including limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s FCMs, the listing exchanges, or the CFTC—the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Bitcoin Volatility-Linked Instruments that are not Bitcoin Volatility Futures Contracts; (ii) requiring that Authorized Participants purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its inverse (-0.5x) investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When a Bitcoin Volatility Futures Contract is nearing expiration, the Fund will generally buy back its short position and sell a new Bitcoin Volatility Futures Contract with a later expiration date. This is commonly referred to as “rolling”.

Because the Fund holds short positions in Bitcoin Volatility Futures Contracts, contango conditions (where longer-dated contracts are priced higher than near-term contracts) may benefit the Fund’s rolling activity, as the Fund buys back expiring contracts at lower prices and sells new contracts at higher prices. Conversely, backwardation conditions (where longer-dated contracts are priced lower than near-term contracts) may adversely affect the Fund’s rolling activity. The price difference between the expiring contract and longer-dated contract associated with rolling Bitcoin Volatility Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Bitcoin Volatility Futures Contracts have historically reflected significant costs associated with rolling futures contracts on a regular basis. While contango may benefit the Fund’s rolling activity, other factors such as daily rebalancing, compounding effects, and transaction costs may offset these benefits over time. Both contango and backwardation would affect the Fund’s correlation to the level of the Bitcoin Volatility Index and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Bitcoin Volatility Futures Contracts.

Aggressive Investment Risk. Bitcoin Volatility Futures Contracts are relatively new investments, are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. Investors should actively manage and monitor their investments, as frequently as daily.

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the inverse (-0.5x) daily change in the level of the Bitcoin Volatility Index for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. This effect becomes more pronounced as the Bitcoin Volatility Index volatility and holding periods increase. Fund performance for a period longer than a single day can be estimated given any set of assumptions for the following factors: (a) the Bitcoin Volatility Index volatility; (b) the Bitcoin Volatility Index performance; (c) period of time; (d) financing rates associated with inverse (-0.5x) exposure; and (e) other Fund expenses.

Leveraged Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged (-0.5x) correlation with the level of the Bitcoin Volatility Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the inverse (-0.5x) the returns of the Bitcoin Volatility Index on a given day.

A number of other factors may adversely affect the Fund’s sought-after inverse (-0.5x) correlation with the Bitcoin Volatility Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for Bitcoin Volatility Futures Contracts in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the Bitcoin Volatility Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under or overexposed to the Bitcoin Volatility Index. Any of these factors could decrease correlation between the performance of the Fund and the Bitcoin Volatility Index and may hinder the Fund’s ability to meet its daily investment objective.

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when the level of the Bitcoin Volatility Index rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of the Bitcoin Volatility Index may result in the total loss or almost total loss of an investor’s investment, even if the level of the Bitcoin Volatility Index subsequently moves lower. Like leveraged funds, inverse funds may be considered to be aggressive. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in long positions.

Target Exposure and Rebalancing Risks. The Fund normally will seek to maintain notional exposure to the Bitcoin Volatility Index necessary to achieve its investment objective. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Bitcoin Volatility Futures Contracts on or about such date. If the value of Bitcoin Volatility Futures Contracts rises during such periods when the Fund has reduced its futures exposure to Bitcoin Volatility Futures Contracts, without gaining a similar increased exposure through Other Investments, the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period.

In addition, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its target inverse (-0.5x) exposure and as such would cause the Fund to experience greater risk of failing to meet its target exposure of the inverse (-0.5x) daily performance of the Bitcoin Volatility Index, before fees and expenses.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s daily investment objective. In these instances, the Fund may not successfully track the daily change in the level of the Bitcoin Volatility Index and may not achieve its investment objective. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund. For example, such trading may cause the Fund’s FCMs to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Derivatives Risk. In addition to Bitcoin Volatility Futures Contracts, the Fund may obtain exposure through the following other derivatives: swap agreement transactions that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Bitcoin Volatility-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Bitcoin Volatility-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Bitcoin Volatility Futures Contracts.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to: Bitcoin Volatility Futures Contracts; reverse repurchase agreements; swaps on the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Investment Strategy Risk. The Fund, through the Subsidiary, invests primarily in Bitcoin Volatility Futures Contracts. The Fund does not invest directly in or hold the Bitcoin Volatility Index. Instead, the Fund seeks to benefit from decreases in the price of Bitcoin Volatility Futures Contracts for a single day. The price of Bitcoin Volatility Futures Contracts may differ, sometimes significantly, from the level of the Bitcoin Volatility Index. Because of this, and due to the effects of compounding, contango/backwardation and the potential for tracking error, the Fund may perform differently from the level of the Bitcoin Volatility Index. Although Bitcoin Volatility Futures Contracts are relatively new instruments, the performance of futures contracts on indices, in general, has historically been highly correlated to the performance of the index. However, there can be no guarantee this will be the case with the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of Bitcoin Volatility Futures Contracts and decrease the correlation between the performance of Bitcoin Volatility Futures Contracts and the Bitcoin Volatility Index, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the Bitcoin Volatility Index. To the extent the Fund is invested in back-month Bitcoin Volatility Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the Bitcoin Volatility Index.

Liquidity Risk. The market for the Bitcoin Volatility Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Bitcoin Volatility Futures Contracts began trading on the CME on June 1, 2026 and initially have not exhibited high trading volume. The potential illiquidity of the Bitcoin Volatility Futures Contract market may increase the bid/offer spread and increase the tracking error of the Fund. The clearing price for any trades in Bitcoin Volatility Futures Contracts may be higher, potentially significantly higher, than that which would be expected in a more liquid market with more robust price discovery. Investors in the Fund will bear this impact as realized returns, which may deviate in terms of theoretical versus actual performance, and this will be the case for exposure obtained from futures, options, and/or swaps.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Active Management Risk. The Fund is actively managed and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Asset Concentration Risk. Since the Fund may take concentrated positions in Bitcoin Volatility Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Bitcoin Volatility Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of daily changes in the level of the Bitcoin Volatility Index and may result in the proportion of Bitcoin Volatility Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Digital Asset Regulatory Risk. The regulatory framework for digital assets, including bitcoin and instruments linked to bitcoin volatility, continues to evolve in the United States and internationally. The SEC, CFTC, and other regulatory authorities have taken varying positions on the classification and treatment of digital assets and related products. Changes in laws, regulations, or regulatory interpretations could adversely affect the value, transferability, or liquidity of digital assets, impose restrictions on digital asset trading platforms, or otherwise negatively impact the Fund’s investments. The regulatory environment for digital assets is characterized by uncertainty, and future regulatory developments could be adverse to the Fund. For example, regulatory actions could limit the ability of the CME or other exchanges to list or trade Bitcoin Volatility Futures Contracts, impose additional requirements on the Fund or its service providers, or affect the calculation or publication of the Bitcoin Volatility Index. The Fund may also be subject to regulatory risks associated with cryptocurrency exchanges and digital asset custodians that affect the underlying bitcoin markets and, consequently, bitcoin volatility. Regulatory uncertainty may also affect the willingness of market participants to transact in Bitcoin Volatility Futures Contracts, potentially reducing liquidity and increasing transaction costs.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Bitcoin Volatility Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in Bitcoin Volatility Index futures market, a disruption to Bitcoin Volatility Index futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses. Unlike closed-end funds, the Fund, as an ETF, generally cannot limit new investment or close to new investors if the Fund approaches or reaches applicable position limits or accountability levels. If investor demand for the Fund’s Shares causes the Fund to approach CME position limits or accountability levels, the Fund may be unable to acquire additional Bitcoin Volatility Futures Contracts, which would impair the Fund’s ability to meet its investment objective. In such circumstances, new investors purchasing Shares may effectively dilute the Fund’s exposure to Bitcoin Volatility Futures Contracts, and the Fund’s performance may deviate significantly from the performance of the Bitcoin Volatility Index. Additionally, significant and unpredictable increases in margin requirements for Bitcoin Volatility Futures Contracts could require the Fund to allocate a greater portion of its assets to satisfy margin obligations, thereby reducing the Fund’s ability to obtain its target exposure to the Bitcoin Volatility Index. Elevated margin requirements may also limit the Fund’s ability to respond to increased investor demand by acquiring additional Bitcoin Volatility Futures Contracts positions. The Fund’s FCMs may impose their own capacity limits, margin requirements, or other restrictions that are more stringent than those imposed by the CME or CFTC, which could further constrain the Fund’s ability to achieve its investment objective.

Leverage Risk. The Fund seeks to achieve and maintain the exposure to the level of the Bitcoin Volatility Index by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund. The Fund may at times be required to liquidate portfolio positions, including when it is not advantageous to do so, in order to comply with guidance from the SEC regarding asset segregation requirements to cover certain leveraged positions.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. In addition, Bitcoin Volatility Futures began trading on June 1, 2025 and do not have a high trading volume. While the Fund may create its own liquidity by virtue of the launch, the clearing price for any trades may be higher, potentially significantly higher, than that which would be expected in a more liquid market with more robust price discovery. Investors in the Fund will bear this impact as realized returns, which may deviate in terms of theoretical versus actual performance, and this will be the case for exposure obtained from futures, options, and/or swaps.

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. OTC swaps are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Bitcoin Volatility Futures, which may be used as a reference for swap transactions, began trading on June 1, 2025 and do not have a high trading volume. While the Fund may create its own liquidity by virtue of the launch, the clearing price for any trades may be higher, potentially significantly higher, than that which would be expected in a more liquid market with more robust price discovery. Investors in the Fund will bear this impact as realized returns, which may deviate in terms of theoretical versus actual performance, and this will be the case for exposure obtained from futures, options, and/or swaps.

Certain of the Fund’s swap agreements may contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions, the counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective, which may result in significant losses and prevent the Fund from achieving its investment objective.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. To meet this requirement, the Fund may need to reduce its exposure to Bitcoin Volatility Futures Contracts and increase holdings in Collateral Investments or other assets at or around quarter-end, which may cause the Fund’s performance to deviate from its investment objective during these periods. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Bitcoin Volatility Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin Volatility Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. Investments linked to cryptocurrency market volatility, including Bitcoin Volatility Futures Contracts, can be highly volatile and may experience sudden, large and unexpected losses. The value of the Fund’s investments in Bitcoin Volatility Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

The market for Bitcoin Volatility Futures Contracts may fluctuate widely based on a variety of factors, including changes in overall market movements, political and economic events and policies, wars, acts of terrorism, natural disasters, changes in interest rates or inflation rates. The value of the Fund’s Bitcoin Volatility Futures Contracts is also tied to the spot price of bitcoin, which has historically exhibited extreme volatility. The spot price of bitcoin is inherently difficult to predict and heavily influenced by speculation, resulting in sharp and dramatic price swings over short periods of time. High volatility may have an adverse impact on the performance of the Fund.

Management of the Fund

The Fund is a series of CoinShares ETF Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

CoinShares Asset Management (US) LLC, 437 Madison Avenue, 28th Floor, New York, NY 10022, serves as the Fund’s investment adviser pursuant to an investment management agreement (the “Investment Advisory Agreement”). In its capacity as Adviser, CoinShares manages the Fund’s investments subject to the supervision of the Board. Because the Fund seeks to track the performance of the Bitcoin Volatility Index through a rules-based investment strategy, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends. Instead, the Adviser’s responsibilities include: (i) overseeing and implementing the Fund’s rules-based investment program; (ii) managing the Fund’s exposure to Bitcoin Volatility Futures Contracts, including determining the appropriate mix of Bitcoin Volatility Futures Contracts and other investments; (iii) implementing and overseeing the Fund’s derivatives risk management program in accordance with Rule 18f-4, including monitoring the Fund’s derivatives exposure and compliance with applicable value-at-risk limitations; (iv) monitoring and managing compliance with position limits, accountability levels, and other regulatory requirements imposed by the CFTC, the CME, and the Fund’s futures commission merchants; (v) overseeing the Fund’s investments in the Subsidiary, including managing the Fund’s exposure to ensure compliance with RIC qualification requirements at each fiscal quarter end; (vi) selecting and managing relationships with swap counterparties and futures commission merchants, including negotiating swap agreements and monitoring counterparty creditworthiness and margin requirements; (vii) providing investment and operational oversight of the Sub-Adviser; and (viii) arranging for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. Further, the Adviser continuously reviews, supervises, and administers the Fund’s investment program.

Investment Sub-Adviser

Vident Advisory, LLC (d/b/a Vident Asset Management), 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009, serves as the Fund’s investment sub-adviser pursuant to an investment sub-advisory agreement (“Investment Sub-Advisory Agreement”). Because the Fund seeks to track the performance of the Bitcoin Volatility Index through a rules-based investment strategy, the Sub-Adviser does not conduct conventional investment research or analysis or forecast market movement or trends. Instead, the Sub-Adviser is responsible for: (i) trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions; (ii) executing rebalancing transactions, including rolling Bitcoin Volatility Futures Contracts as they approach expiration; (iii) executing transactions to adjust the Fund’s exposure to the Subsidiary in connection with RIC qualification requirements; (iv) providing portfolio trading and operational support to the Fund; and (v) maintaining required books and records with respect to the Fund’s portfolio transactions, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee paid by the Adviser. The Fund does not directly compensate the Sub-Adviser. The Sub-Adviser offers both high net worth individuals and institutional clients portfolio management services in a variety of alternative investment offerings, and is a registered investment adviser. As of December 31, 2025, the Sub-Adviser had approximately $21.2 billion in assets under management.

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

Bill Cannon, ETF Portfolio Manager at CoinShares. Prior to joining CoinShares, Bill was a Managing Director at Guggenheim Partners Investment Management, where he was a member of the insurance portfolio management division responsible for $80 billion of assets under management. Before that, Mr. Cannon worked at the Chicago Mercantile Exchange and the Chicago Board Options Exchange as a derivatives broker for equity index and interest rate futures and options. Mr. Cannon earned a BA in Chemistry from the University of Vermont and an MBA from the Quinlan School of Business at Loyola University Chicago.

Rafael Zayas, CFA, Senior Vice President and Head of Portfolio Management and Trading of Vident. Mr. Zayas has over 15 years of trading and portfolio management experience in global equity products and ETFs. He is SVP, Head of Portfolio Management and Trading, specializing in managing and trading of developed, emerging, and frontier market portfolios. Prior to joining Vident, he was a Portfolio Manager at Russell Investments where he oversaw over $5 billion in quantitative strategies across global markets, including emerging, developed and frontier markets and listed alternatives. Before that, he was an equity Portfolio Manager at BNY Mellon Asset Management, where he was responsible for $150 million in internationally listed global equity ETFs and assisted in managing $3 billion of global ETF assets. Mr. Zayas holds a BS in Electrical Engineering from Cornell University. He also holds the Chartered Financial Analyst designation.

Austin Wen, CFA, Senior Portfolio Manager of Vident. Mr. Wen has over a decade of investment experience. At Vident, Mr. Wen specializes in portfolio management and trading of equity, derivative, and commodities-based portfolios, as well as risk monitoring and investment analysis. Previously, he was a financial analyst for Vident Financial, focusing on the development and review of various investment solutions. He began his career as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a BA in Finance from the University of Georgia and holds the Chartered Financial Analyst designation.

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund and has served in such capacity since the Fund’s inception. For additional information concerning CoinShares, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management of the Subsidiary

The Subsidiary is a wholly-owned subsidiary of the Fund. The Subsidiary is organized under the laws of the Cayman Islands and overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is currently expected that shares of the Subsidiary will not be sold or offered to other investors. The Fund and the Subsidiary in the aggregate are managed to comply with the compliance policies and procedures of the Fund. As a result, in managing the Fund’s and the Subsidiary’s portfolios, the Sub-Adviser will comply with the investment policies and restrictions that apply to the management of the Fund and the Subsidiary (on a consolidated basis), and, in particular, to the requirements relating to leverage, liquidity, brokerage, capital structure and the timing and method of the valuation of the Fund’s and the Subsidiary’s portfolio investments. The Trust’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures and makes periodic reports to the Trust’s Board of Trustees regarding the Subsidiary’s compliance with its policies and procedures. CoinShares serves as the investment adviser of the Subsidiary and oversees Vident’s, who acts as sub-adviser for the Subsidiary, management of the investments of the Subsidiary’s assets on a discretionary basis. The Subsidiary does not pay Vident or CoinShares a management fee for its services. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency and audit services. U.S. Bank, N.A. serves as the custodian to the Subsidiary. The Subsidiary will comply with the provisions relating to affiliated transactions and custody set forth in Section 17 of the 1940 Act.

Management Fee

Pursuant to the Investment Advisory Agreement between CoinShares and the Trust, on behalf of the Fund, CoinShares oversees Vident’s management of the Fund’s assets and pays Vident for their services as the Sub-Adviser. CoinShares is paid an annual management fee of 0.95% of the Fund’s average daily net assets and is responsible for the Fund’s and the Subsidiary’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Advisory Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Pursuant to the Sub-Advisory Agreement, Vident receives an annual fee based on the average daily net assets of the Fund. The Adviser is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Fund does not directly pay the Sub-Adviser.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Annual Report to shareholders for the year ended September 30, 2026.

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most investors will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, an investor may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange are based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

Shares may be purchased and redeemed directly from the Fund only in Creation Units by APs that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

●	Your Fund makes distributions,

●	You sell your Shares listed on the Exchange, and

●	You purchase or redeem Creation Units.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to Shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time.

Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at higher rates than capital gains. The Fund will provide notice to its shareholders of the amount of any distribution which must be taken into account as a dividend which is to ordinary income tax rates.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. You may not be able to take a deduction for some or all of these expenses, even if the cash you receive is reduced by such expenses.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to Shareholders. Federal tax will be withheld if (1) the Shareholder fails to furnish the Fund with the Shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the Shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the Shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the Shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the statement of additional information for more information.

Investments in the Subsidiary

One of the requirements for qualification as a RIC is that the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income.” Qualifying income includes dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies.

The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Internal Revenue Code of 1986, as amended, applicable to RICs. The IRS had issued numerous PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the Internal Revenue Service. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

The Subsidiary intends to conduct its affairs in a manner such that it will not be subject to U.S. federal income tax. It will, however, be considered a controlled foreign corporation, and the Fund will be required to include as income annually amounts earned by the Subsidiary during that year, whether or not distributed by the Subsidiary. Furthermore, the Fund will be subject to the RIC qualification distribution requirements with respect to the Subsidiary’s income, whether or not the Subsidiary makes a distribution to the Fund during the taxable year and thus the Fund may not have sufficient cash on hand to make such distribution.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary is organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, the Fund’s shareholders would likely suffer decreased investment returns. There remains a risk that the tax treatment futures contracts may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Distributor

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

The Fund’s NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for the Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Trust’s Board or its delegate.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investment, it must be valued at the market value. Rule 2a-5 under the 1940 Act (“Rule 2a-5”) defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available,” then the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 permits a fund’s board of trustees to designate the fund’s investment adviser as its “valuation designee” to perform fair value determinations, subject to certain conditions. Accordingly, the Fund’s Board has designated CoinShares as its valuation designee (the “Valuation Designee”) pursuant to Rule 2a-5 and has directed the Valuation Designee to perform the functions required in Rule 2a-5(a) subject to the requirements of Rule 2a-5(b) on behalf of all portfolio investments of the Fund, subject to the Board’s oversight.

The Fund’s investments are valued daily in accordance with valuation procedures adopted by the Board, and in accordance with provisions of the 1940 Act. Certain securities in which the Fund may invest are not listed on any securities exchange or board of trade. Such securities are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over the counter secondary market, although typically no formal market makers exist. Certain securities, particularly debt securities, have few or no trades, or trade infrequently, and information regarding a specific security may not be widely available or may be incomplete. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. Typically, debt securities are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses broker quotes to value the securities.

The Fund’s investments will be valued daily at market value or, in the absence of market value with respect to any investment, at fair value in accordance with valuation procedures adopted by the Board and in accordance with the 1940 Act. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, certain restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in the prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. Valuing the Fund’s securities using fair value pricing will result in using prices for those securities that may differ from current market valuations.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer-specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the Exchange and when the Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

For more information about how the Fund’s NAV is determined, please see the section in the statement of information entitled “Determination of Net Asset Value.”

Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund’s Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://coinshares.com/us/etf/.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. The SEC adopted Rule 12d1-4 under the 1940 Act, which outlines the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1) of the 1940 Act.

Financial Highlights

The Fund is new and has no performance history as of the date of this prospectus. Financial information is therefore not available.

CoinShares Bitcoin Volatility Inverse ETF

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information, such as Fund financial statements, are available free of charge by calling the Fund at 1-800-617-0004, on the Fund’s website at https://coinshares.com/us/etf/ or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

CoinShares Asset Management (US) LLC

437 Madison Avenue, 28th Floor

New York, NY 10022

1-800-617-0004	SEC File #: 333-258722
https://coinshares.com/us/etf/	811-23725

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Preliminary Statement of Additional Information
Dated June 8, 2026
Subject to Completion

Statement of Additional Information

COINSHARES ETF TRUST Investment Company Act File No. 811-23725

	Ticker Symbol	Exchange
CoinShares Bitcoin Volatility ETF	CBIX	Nasdaq

Dated [          ], 2026

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated [          ], 2026, as it may be revised from time to time (the “Prospectus”), for the CoinShares Bitcoin Volatility ETF (the “Fund”), a series of the CoinShares ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s distributor, ALPS Distributors, Inc., at 1290 Broadway, Suite 1000, Denver, Colorado 80203, or by calling toll free at (303) 623-2577.

As of the date of this SAI, the Fund has not yet commenced operations and therefore does not have an Annual Report. Once available, the audited financial statements for the Fund’s most recent fiscal year will appear in the Fund’s Annual Report to Shareholders, which will be filed with the Securities and Exchange Commission (the “SEC”). The financial statements from the Annual Report will be incorporated herein by reference. The Annual Report will be available without charge by calling (855) 267-3837 or by visiting the SEC’s website at www.sec.gov.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust is a Delaware statutory trust organized on December 11, 2020. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares of multiple separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified.

The Fund is advised by CoinShares Asset Management (US) LLC (“CoinShares” or the “Adviser”). Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Fund expects to gain exposure to Bitcoin Volatility Futures Contracts by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands, the CoinShares Bitcoin Volatility ETF Cayman Ltd. (the “Subsidiary”).

The shares of the Fund (“Shares”) are expected to list and principally trade on the Nasdaq Stock Market LLC (the “Exchange”). The Shares will trade on the Exchange at market prices that may be below, at or above net asset value (“NAV”). ETFs, such as the Fund, do not sell or redeem individual shares of the Fund. Instead, the Fund offers, issues and redeems Shares at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). Financial entities known as “authorized participants” or “APs” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities and other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and/or other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

The Fund is a separate series of the Trust, and each Share represents an equal proportionate interest in the Fund. All consideration received by the Trust for Shares and all assets of the Fund belong solely to the Fund and would be subject to liabilities related thereto. The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

EXCHANGE LISTING AND TRADING

The Exchange may, but is not required to, remove the Shares of the Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares; (2) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (3) the Fund no longer complies with certain listing exchange rules; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares of the Fund from listing and trading upon termination of the Trust or the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Fund reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

The Fund is required by the Exchange to comply with certain listing standards (which includes certain investment parameters) in order to maintain its listing on the Exchange. Compliance with these listing standards may compel the Fund to sell securities at an inopportune time or for a price other than the security’s then-current market value. The sale of securities in such circumstances could limit the Fund’s profit or require the Fund to incur a loss, and as a result, the Fund’s performance could be impacted.

INVESTMENT OBJECTIVE AND POLICIES

The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund. The Fund seeks long-term capital appreciation. The Fund seeks to achieve its investment objective primarily through managed exposure to the CME CF Bitcoin Volatility Index - Real Time (the “Bitcoin Volatility Index”).

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The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act.

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)	The Fund will not concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that the Fund will invest more than 25% of its total assets in investments that provide exposure to Bitcoin Volatility-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees. The Fund’s investment objective is a non-fundamental policy that the Board may change without approval by shareholders upon 60 days’ prior written notice to shareholders. The Fund does not take temporary defensive positions.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund’s investment objective, policies and strategies that appear in the Fund’s Prospectus. The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to Bitcoin Volatility Futures Contracts that trade only on an exchange registered with the CFTC, and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Bitcoin Volatility Futures Contracts (“Collateral Investments”). The Fund does not invest directly in the Bitcoin Volatility Index, which is a non-investable index. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Volatility Futures Contracts.

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An investment in the Fund also should be made with an understanding of the risks inherent in an investment in Bitcoin Volatility Futures Contracts, securities and other assets. The Fund is designed to be utilized only by knowledgeable investors who understand the risks associated with Bitcoin Volatility Futures Contracts and are willing to monitor their portfolios frequently. An investor in the Fund could potentially lose the full value of their investment. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index has historically tended to revert to a long-term average over time. As such, any gains from investments in the Fund may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average.

Types of Investments

Cayman Subsidiary. The Fund expects to gain exposure to Bitcoin Volatility Futures Contracts by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands, the CoinShares Bitcoin Volatility ETF Cayman Ltd. (the “Subsidiary”). The Fund may invest a portion of its total assets in the Subsidiary. Only the Subsidiary, not the Fund, will invest in Bitcoin Volatility Futures Contracts. Because the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in the Prospectus and this SAI, the Fund may be considered to be investing indirectly in those investments through the Subsidiary. Therefore, except as otherwise noted, for purposes of this disclosure, references to the Fund’s investments may also be deemed to include the Fund’s indirect investments through the Subsidiary.

The Subsidiary is not registered under the 1940 Act and is not directly subject to its investor protections, except as noted in the Prospectus or this SAI. However, the Subsidiary is wholly-owned and controlled by the Fund and is advised by CoinShares and sub-advised by Vident. The Trust’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. CoinShares receives no additional compensation for managing the assets of the Subsidiary. The Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and accounting agent services with the same service providers or with affiliates of the same service providers that provide those services to the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, custody, and leverage on an aggregate basis with the Subsidiary.

Changes in the laws of the United States (where the Fund is organized) and/or the Cayman Islands (where the Subsidiary is incorporated) could prevent the Fund and/or the Subsidiary from operating as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require the Subsidiary to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets.

The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual Report.

Other Investments. In order to help the Fund meet its investment objective by maintaining its sought-after exposure to the Bitcoin Volatility Index, maintain its tax status as a regulated investment company on days in and around quarter-end, or if the Fund is unable to obtain the desired exposure to Bitcoin Volatility Futures Contracts because it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements. The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases. As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions. When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act, including as applicable, the value-at-risk based limit on leverage risk.

Swaps that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes.

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Fixed Income Investments and Cash Equivalents. Fixed income Investments and cash equivalents held by the Fund may include, without limitation, the types of investments set forth below.

(1) The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration and the Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, the Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal National Mortgage Association (“FNMA”). In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

(2) The Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured. The Fund may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

(3) The Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(5) The Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The Fund’s portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may invest in commercial paper only if it has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, judged by Vident to be of comparable quality.

(6) The Fund may invest in shares of money market funds, as consistent with its investment objective and policies. Shares of money market funds are subject to management fees and other expenses of those funds. Therefore, investments in money market funds will cause the Fund to bear proportionately the costs incurred by the money market funds’ operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in money market funds. It is possible for the Fund to lose money by investing in money market funds.

(7) The Fund may invest in corporate debt securities, as consistent with its investment objective and policies. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Bitcoin Volatility Futures Contracts. In order to obtain exposure to the Bitcoin Volatility Index, the Fund, through the Subsidiary, intends to typically enter into cash-settled Bitcoin Volatility Futures Contracts as the “buyer.” In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. The Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. The Fund does not invest directly in the Bitcoin Volatility Index, which is a non-investable index.

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Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the reference asset or index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of a reference asset or index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized; if it is more, a loss will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate futures trading and to maintain the Fund’s and the Subsidiary’s open positions in futures contracts. A margin deposit is intended to ensure the Fund’s or the Subsidiary’s performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the futures contract being traded to as much as approximately 50% of the notional value of the futures contract. The margin on Bitcoin Volatility Futures Contracts has historically been significantly higher than many other Futures Instruments.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund or the Subsidiary. In computing daily net asset value, the Fund will mark to market the current value of its open futures contracts. The Fund expects to earn interest income on its margin deposits.

Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

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Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The day limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses. Despite the daily price limits on various futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Subsidiary invests in commodity futures contracts, the assets of the Fund and the Subsidiary, and therefore the prices of Fund shares, may be subject to greater volatility.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund’s net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Bitcoin Volatility Futures Contracts. The Bitcoin Volatility Index is an index designed to measure the implied volatility of the CME Bitcoin Options Market over 30 days in the future. The Bitcoin Volatility Index is calculated and published once per second by CF Benchmarks Ltd. The Bitcoin Volatility Index is constructed using orderbook data from CME Bitcoin Futures and CME Options on Bitcoin Futures and Micro Bitcoin Futures, where price discovery is facilitated by the GLOBEX central limit order book system and transactions are centrally cleared. The Bitcoin Volatility Index is calculated using a widely accepted standard variance swap replication technique, whereby option price data from different strikes and expiration dates is converted into a fair, constant maturity measure of bitcoin volatility.

The markets for Bitcoin Volatility Futures Contracts may be illiquid. This means that the Subsidiary may not be able to buy and sell Bitcoin Volatility Futures Contracts quickly or at the desired price. For example, it is difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A materially adverse development in one or more of the factors on which the liquidity of the market for Bitcoin Volatility Futures Contracts depends may cause the market to become illiquid, for short or long periods. In such markets, the Subsidiary may not be able to buy and sell Bitcoin Volatility Futures Contracts quickly (or at all) or at the desired price. Market illiquidity may cause losses for the Fund. Additionally, the large size of the futures positions which the Subsidiary may acquire increases the risk of illiquidity, as larger positions may be more difficult to fully liquidate, may take longer to liquidate, and, as a result of their size, may expose the Fund to potentially more significant losses while trying to do so.

Limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity with respect to some financial instruments and have a negative impact on Fund performance. During periods of market illiquidity, including periods of market disruption and volatility, it may be difficult or impossible for the Fund to buy or sell futures contracts or other financial instruments.

Regulatory Aspects of Investments in Futures. CoinShares is registered as a “commodity pool operator” and Vident is registered as a “commodity trading adviser” with the National Futures Association (the “NFA”) pursuant to the rules and regulations of the Commodity Futures Trading Commission (the “CFTC”). Vident’s investment decisions may need to be modified, and commodity contract positions held by the Fund and/or the Subsidiary may have to be liquidated at disadvantageous times or prices, to avoid exceeding position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of the law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Derivatives Risk Management. The Fund has adopted a derivatives risk management program (the “DRM Program”) pursuant to Rule 18f-4 under the 1940 Act. The DRM Program includes policies and procedures that are reasonably designed to manage the Fund’s derivatives risks. The Fund has designated a derivatives risk manager who is responsible for administering the DRM Program. The Fund is subject to a value-at-risk (“VaR”) based limit on fund leverage risk, and the derivatives risk manager will provide regular reporting to the Board of Trustees regarding the Fund’s compliance with the DRM Program and the VaR-based limit. The Fund may be required to reduce its derivatives exposure if it exceeds the applicable VaR limit for more than five consecutive business days, which could adversely affect the Fund’s ability to meet its investment objective.

Asset Coverage For Futures Positions. The Fund and Subsidiary will comply with SEC guidance with respect to coverage of futures positions by registered investment companies. SEC guidance may require the Fund, in certain circumstances, to segregate cash or liquid securities on its books and records, or engage in other appropriate measures to “cover” its obligations under certain futures or derivative contracts. For example, with respect to futures that are not cash settled, the Fund is required to segregate liquid assets equal to the full notional value of the futures contract. For futures contracts that are cash settled, the Fund is required to segregate liquid assets in an amount equal to the Fund’s daily mark-to-market (net) obligation (i.e., the Fund’s daily net liability) under the contract. Securities earmarked or held in a segregated account cannot be sold while the Fund’s futures position is outstanding, unless replaced with other permissible assets (or otherwise covered), and will be marked-to-market daily. As an alternative to segregating assets, for any futures contract held by the Fund, the Fund could purchase a put option on that same futures contract with a strike price as high or higher than the price of the contract held. The Fund may not enter into futures positions if such positions will require the Fund to set aside or earmark more than 100% of its net assets.

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Federal Income Tax Treatment of Bitcoin Volatility Futures Contracts and Investments in the Subsidiary. The Subsidiary’s transactions in Bitcoin Volatility Futures Contracts will be subject to special provisions of the Internal Revenue Code of 1986, as amended (the “Code”) that, among other things, may affect the character of gains and losses realized by the Subsidiary (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Subsidiary and may defer Subsidiary losses. Because the Subsidiary is a controlled foreign corporation for U.S. federal income tax purposes, this treatment of the Subsidiary’s income will affect the income the Fund must recognize. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Subsidiary to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Subsidiary and the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirement for avoiding excise taxes.

The Fund intends to treat any income it may derive from Bitcoin Volatility Futures Contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to “regulated investment companies” (“RICs”). The Internal Revenue Service had issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the Internal Revenue Service. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

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INVESTMENT RISKS

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in the Fund’s shares entails, including the risk that the financial condition of the issuers of the securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. Bitcoin Volatility-Linked Instruments are relatively new investments. They are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

Cost of Futures Investment Risk.

When a Bitcoin Volatility Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Bitcoin Volatility Futures Contract with a later expiration date. This is commonly referred to as “rolling.” If the Fund rolls Bitcoin Volatility Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Bitcoin Volatility Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the Bitcoin Volatility Index futures market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin Volatility Futures Contracts and the Fund to underperform the level of the Bitcoin Volatility Index. Both contango and backwardation would reduce the Fund’s correlation to the level of the Bitcoin Volatility Index and may limit or prevent the Fund from achieving its investment objective.

Investment Strategy Risk.

The Fund, through the Subsidiary, invests primarily in Bitcoin Volatility Futures Contracts. The Fund does not invest directly in or hold the Bitcoin Volatility Index. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Volatility Futures Contracts. The price of Bitcoin Volatility Futures Contracts may differ, sometimes significantly, from the level of the Bitcoin Volatility Index. Consequently, the Fund may perform differently from the level of the Bitcoin Volatility Index. Although Bitcoin Volatility Futures Contracts are relatively new instruments, the performance of futures contracts on indices, in general, has historically been highly correlated to the performance of the index. However, there can be no guarantee this will be the case with the Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of Bitcoin Volatility Futures Contracts and decrease the correlation between the performance of Bitcoin Volatility Futures Contracts and the Bitcoin Volatility Index, over short or even long-term periods.

Investment Capacity Risk.

If the Fund’s ability to obtain exposure to Bitcoin Volatility Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the Bitcoin Volatility Index futures market, a disruption to the Bitcoin Volatility Index futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments, the Fund would not be able to achieve its investment objective and may experience significant losses.

Futures Leverage Risk.

When the Fund purchases or sells a futures contract or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

Cash Transaction Risk.

Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process.

Clearing Broker Risk.

The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets.

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Counterparty Risk.

The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts and other transactions such as repurchase agreements or reverse repurchase agreements. The Fund’s ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. The Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances.

Reverse Repurchase Agreements Risk.

The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

Subsidiary Investment Risk.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Active Management Risk.

The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Active Market Risk.

Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Asset Concentration Risk.

Since the Fund may take concentrated positions in Bitcoin Volatility Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Authorized Participant Concentration Risk.

Only an AP may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Commodity Regulatory Risk.

The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

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Position Limits Risk.

The CFTC and U.S. futures exchanges have established position limits and accountability levels on the maximum net long or net short positions that any person or group of persons under common trading control (other than hedgers, which the Subsidiary is not) may hold, own, or control in particular futures contracts, and accountability levels for options. All accounts owned by the Adviser and its affiliates will be combined for speculative position limit purposes. These limits may constrain the Subsidiary’s ability to purchase or sell futures contracts if the positions approach or exceed these limits. This may cause the Fund to seek exposure through alternative investments and affect the Fund’s ability to achieve its investment objective. In addition, limiting the size of the Fund’s positions under these circumstances may cause it to forgo certain investments and not meet its investment objective.

New Fund Risk.

As of the date of this SAI, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk.

The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Premium/Discount Risk.

The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value.

Trading Issues Risk.

Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Valuation Risk.

The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time.

Bitcoin Volatility Index Investing Risk.

The Fund is indirectly exposed to the risks of the Bitcoin Volatility Index through its investments in the Bitcoin Volatility Futures Contracts and other Bitcoin Volatility-Linked Instruments. The Bitcoin Volatility Index is an index designed to measure the implied volatility of the CME Bitcoin Options Market over 30 days in the future. The Bitcoin Volatility Index cannot be directly invested in, and the Fund’s performance may differ significantly from the performance of the Bitcoin Volatility Index itself. The following factors may affect the level of the Bitcoin Volatility Index: prevailing market prices and forward volatility levels of spot cryptocurrency markets, bitcoin, the prevailing market prices of options on bitcoin, the Bitcoin Volatility Index, or any other financial instruments related to bitcoin and the Bitcoin Volatility Index; market sentiment; interest rates; inflation rates or inflation expectations; economic, financial, political, regulatory, geographical, biological or judicial events that affect the current volatility reading of the Bitcoin Volatility Index or the market price or forward volatility of spot cryptocurrency markets, bitcoin or the Bitcoin Volatility Index; supply and demand as well as hedging activities in the listed and OTC cryptocurrency derivatives markets; and disruptions in trading of bitcoin or derivatives instruments that track bitcoin (such as options and futures contracts). Each of these factors could have a negative impact on the level of the Bitcoin Volatility Index and therefore the value of the Fund.

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Bitcoin Volatility Futures Contracts Risk.

Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” Bitcoin Volatility Futures Contracts are subject to price limits. Price limits represent the maximum price range permitted for a Bitcoin Volatility Futures Contract in each trading session. When a price limit is hit, the Bitcoin Volatility Index futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

Aggressive Investment Risk.

Bitcoin Volatility Futures Contracts are relatively new investments, are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Correlation Risk.

A number of factors may adversely affect the Fund’s correlation with the Bitcoin Volatility Index, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for Bitcoin Volatility Futures Contracts in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with the Bitcoin Volatility Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under or overexposed to the Bitcoin Volatility Index. Any of these factors could decrease correlation between the performance of the Fund and the Bitcoin Volatility Index and may hinder the Fund’s ability to meet its investment objective.

Tax Quarter Rebalancing Risk.

The Fund normally will seek to maintain exposure to the Bitcoin Volatility Index. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Bitcoin Volatility Futures Contracts on or about such date. If the value of Bitcoin Volatility Futures Contracts rises during such periods when the Fund has reduced its futures exposure to Bitcoin Volatility Futures Contracts, the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period. In addition, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its desired exposure to the Bitcoin Volatility Index.

Rebalancing Risk.

If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may be over- or under-exposed to the returns of the Bitcoin Volatility Index. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund. For example, such trading may cause the Fund’s futures commission merchants (“FCMs”) to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Volatility Risk.

Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. Investments linked to cryptocurrency market volatility, including Bitcoin Volatility Futures Contracts, can be highly volatile and may experience sudden, large and unexpected losses. The value of the Fund’s investments in Bitcoin Volatility Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund. The market for Bitcoin Volatility Futures Contracts may fluctuate widely based on a variety of factors, including changes in overall market movements, political and economic events and policies, wars, acts of terrorism, natural disasters, changes in interest rates or inflation rates. The value of the Fund’s Bitcoin Volatility Futures Contracts is also tied to the spot price of bitcoin, which has historically exhibited extreme volatility.

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Mean Reversion Risk.

Unlike other asset classes that have historically tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index has historically tended to revert to a long-term average over time. As such, any gains from investments in the Fund may be constrained. The potential upside of an investment in the Fund may be limited, and gains, if any, may be subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average. The Fund is generally intended to be used only for short-term investment horizons. Investors holding Shares of the Fund beyond short-term periods have an increased risk of losing all or a substantial portion of their investment.

Digital Asset Regulatory Risk.

The regulatory framework for digital assets, including bitcoin and instruments linked to bitcoin volatility, continues to evolve in the United States and internationally. The SEC, CFTC, and other regulatory authorities have taken varying positions on the classification and treatment of digital assets and related products. Changes in laws, regulations, or regulatory interpretations could adversely affect the value, transferability, or liquidity of digital assets, impose restrictions on digital asset trading platforms, or otherwise negatively impact the Fund’s investments. The regulatory environment for digital assets is characterized by uncertainty, and future regulatory developments could be adverse to the Fund. For example, regulatory actions could limit the ability of the CME or other exchanges to list or trade Bitcoin Volatility Futures Contracts, impose additional requirements on the Fund or its service providers, or affect the calculation or publication of the Bitcoin Volatility Index.

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Cyber Security Risk

As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The Fund will only invest in exchange-traded futures contracts and will not invest in any over-the-counter derivatives. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund’s shares and can result in losses that exceed the amount originally invested. The success of the Sub-Adviser’s derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

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(1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager’s ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers’ judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.

(2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM.

(3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of the underlying reference asset. This might occur due to factors unrelated to the value of the investments underlying reference asset, such as speculative or other pressures on the markets in which these instruments are traded.

(4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearing house is the counterparty of every contract. The Fund might be required by applicable regulatory requirements to maintain assets as “cover,” maintain segregated accounts and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund’s ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

(5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction.

To the extent the Fund enters into derivatives transactions, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

Failure to Qualify as a Regulated Investment Company Risk

If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. If the Fund fails to qualify as a regulated investment company, distributions to the Fund’s shareholders generally would be eligible for the dividends received deduction in the case of corporate shareholders.

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Legal and Litigation Risk

In certain frontier and emerging markets, fraud and corruption may be more prevalent than in developed market countries. Securities and issuers that the Fund may invest in are exposed to these risks, which could have a negative impact on a security’s value. It may be difficult for the Fund to obtain or enforce judgments against parties located outside of the U.S. It may be difficult or impossible to obtain or enforce remedies against non-U.S. governments, their agencies, quasi-sovereign entities, other non-U.S. issuers or counterparties.

Listing Standards Risk

The Fund is required by the Exchange to comply with certain listing standards (which includes certain investment parameters) in order to maintain its listing on the Exchange. Compliance with these listing standards may compel the Fund to sell securities at an inopportune time or for a price other than the security’s then-current market value. The sale of securities in such circumstances could limit the Fund’s profit or require the Fund to incur a loss, and as a result, the Fund’s performance could be impacted.

Liquidity Risk

With respect to the Fund’s investments in Collateral Investments, whether or not the securities held by the Fund are listed on a securities exchange, the principal trading market for certain of the securities may be in the OTC market. As a result, the existence of a liquid trading market for such securities may depend on whether dealers will make a market in the securities. There can be no assurance that a market will be made for any of the securities, that any market for such securities will be maintained or that there will be sufficient liquidity of the securities in any markets made. The price at which such securities are held by the Fund will be adversely affected if trading markets for the securities are limited or absent.

Market Events Risk

Turbulence in the economic, political and financial system has historically resulted, and may continue to result, in an unusually high degree of volatility in the capital markets. Both domestic and non-U.S. capital markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue. Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in small or emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their security prices. These events and possible continued market turbulence may have an adverse effect on the Fund.

In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s Shares and result in increased market volatility. During any such events, the Fund’s Shares may trade at increased premiums or discounts to their NAV.

Health crises caused by the outbreak of infectious diseases or other public health issues, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of any such events could negatively affect the global economy, as well as the economies of individual countries or regions, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests and negatively impact the Fund’s investment return.

Swap Agreements Risk

The Fund may enter into swap agreements to obtain exposure to the Bitcoin Volatility Index. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the sub-adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve.

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Rolling, Backwardation and Contango Risk

When purchasing stocks or bonds, the buyer acquires ownership in the security; however, buyers of futures contracts are not entitled to ownership of the underlying reference asset until and unless they decide to accept delivery at expiration of the contract. In practice, delivery of the underlying reference asset to satisfy a futures contract rarely occurs because most futures traders use the liquidity of the central marketplace to sell their exchange-traded futures contract before expiration. The Bitcoin Volatility Futures Contracts in which the Fund invests are entirely cash-settled. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. For example, a contract purchased and held in June may have an expiration date in August. As this contract nears expiration, a long position in the contract may be replaced by selling the August contract and purchasing a contract expiring in October. This process is referred to as “rolling.” The price of a futures contract is generally higher or lower than the spot price of the underlying asset when there is significant time to expiration of the contract due to various factors within the market. As a futures contract nears expiration, the futures price will tend to converge to the spot price. In some circumstances, the prices of some futures contracts with near-term expirations may be higher than the prices for futures contracts with longer-term expirations. This circumstance is referred to as “backwardation.” If the market for futures contracts is in “backwardation,” the sale of the near-term month contract would be at a higher price than the longer-term contract, and futures investors generally will earn positive returns. Conversely, a “contango” market is one in which the price of futures contracts in the near-term months are lower than the price of futures contracts in the longer-term months. If the market for futures contracts is in “contango,” it would create a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The Bitcoin Volatility Index futures market has historically experienced significant periods of contango, which may adversely impact the Fund’s returns. The Fund will not “roll” futures contracts on a predefined schedule as they approach expiration; instead the Sub-Adviser may determine to roll to another futures contract in an attempt to generate maximum yield. There can be no guarantee that such a strategy will produce the desired results.

Additional Market Disruption Risk.

In late February 2022, Russia launched a large scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the West, including the U.S. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia. Such sanctions included, among other things, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions.

Additional sanctions may be imposed in the future. Such sanctions (and any future sanctions) and other actions against Russia may adversely impact, among other things, the Russian economy and various sectors of the economy, including but not limited to, financials, energy, metals and mining, engineering and defense and defense-related materials sectors; result in a decline in the value and liquidity of Russian securities; result in boycotts, tariffs, and purchasing and financing restrictions on Russia’s government, companies and certain individuals; weaken the value of the ruble; downgrade the country’s credit rating; freeze Russian securities and/or funds invested in prohibited assets and impair the ability to trade in Russian securities and/or other assets; and have other adverse consequences on the Russian government, economy, companies and region. Further, several large corporations and U.S. states have announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses.

The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets of the world (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on a Fund’s investments and performance beyond any direct exposure to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies in the world, which may negatively impact such countries and the securities in which the Fund invests. Accordingly, there may be heightened risk of cyberattacks which may result in, among other things, disruptions in the functioning and operations of industries or companies around the world, including in the United States and Europe.

Further, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity.

The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on Fund performance and the value of an investment in the Fund.

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MANAGEMENT OF THE FUND

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are three Trustees of the Trust, all of whom are Trustees who are not officers or employees of CoinShares or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser. Annemarie Tierney is deemed an Interested Trustee of the Trust due to her positions as Principal Executive Officer and President of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the CoinShares Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Annemarie Tierney(1) c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor, New York, New York 10022 YOB: 1964	Trustee	Indefinite term (Since December 2025)	Principal, Liquid Advisors Inc. (November 2019-present)	3	CEA Industries Inc. (November 2025-present); Sharps Technologies, Inc. (October 2025-December 2025)
Independent Trustees
Keith Fletcher c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor New York, New York 10022 YOB: 1958	Trustee	Indefinite term Since inception	Principal and Chief Executive Officer, JAHFT Solutions LLC (2017-Present); Partner, Neos Investments (2023-Present)	3	Tortoise Capital Series Trust (2024-Present); Uncommon Portfolio Design Core Equity ETF (2020-2022)
Steve Lehman c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor New York, New York 10022 YOB: 1952	Trustee	Indefinite term Since inception	Executive Chairman, Vymedic Biotech (2019-Present) & CoFoundersLab (2018-Present)	3	None
Mark Osterheld c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor New York, New York 10022 YOB: 1955	Trustee	Indefinite term Since inception	Adjunct Lecturer, Bentley University (2016-2022); Adjunct Lecturer, Clarkson University (2022-2023)	3	Steward Funds (2024-Present); Crossmark ETF Trust (2025-Present)

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the CoinShares Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Officers of the Trust
Annemarie Tierney(1) c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor, New York, New York 10022 YOB: 1964	Principal Executive Officer and President	Indefinite term (Since November 2025)	Principal, Liquid Advisors Inc. (November 2019-present)	N/A	CEA Industries Inc. (November 2025-present); Sharps Technologies, Inc. (October 2025-December 2025)
John Canning c/o Chenery Compliance Group Devon Square II, 744 W Lancaster, Suite 104 Wayne, Pennsylvania 19087 YOB: 1970	Chief Compliance Officer	Indefinite term (Since August 2022)	Director of Chenery Compliance Group, LLC (March 2021-present); Senior Consultant of Foreside (August 2020-March 2021); Chief Compliance Officer & Chief Operating Officer of Schneider Capital Management (May 2019-July 2020)	N/A	N/A
Ben Gaffey c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor, New York, New York 10022 YOB: 1985	Treasurer, Chief Financial Officer and Chief Accounting Officer	Indefinite term Since inception	Controller – US Operations, CoinShares Co. (2024-present); Controller, Valkyrie Investments Inc. (2021-2024); Assurance Senior Manager, Ernst & Young LLP (2016-2021)	N/A	N/A
Jeri-Lea Brown c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor, New York, New York 10022 YOB: 1992	Secretary	Indefinite term (Since January 2026)	Group Company Secretary of CoinShares Group (April 2018-present)	N/A	N/A

(1) Annemarie Tierney is deemed an “interested person” of the Trust due to her position as Principal Executive Officer and President of the Trust.

Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the CoinShares Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and is anticipated to serve as a trustee for future Funds advised by CoinShares (each, a “CoinShares Fund” and collectively, the “CoinShares Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, CoinShares or any of its affiliates. Keith Fletcher, an Independent Trustee, serves as the Chair of the Board for each Fund in the CoinShares Fund Complex.

The same four persons serve as Trustees on the Board and are anticipated to serve on the Boards of all other CoinShares Funds. The unitary board structure was adopted for the CoinShares Funds because of the efficiencies it achieves with respect to the governance and oversight of the CoinShares Funds. Each CoinShares Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the CoinShares Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the CoinShares Funds, including among any such ETFs, the Board of Trustees believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all CoinShares Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

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Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the CoinShares Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the CoinShares Fund Complex as a whole.

Board Committees

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating and Governance Committee and the Audit Committee.

The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. Messrs. Fletcher, Lehman and Osterheld are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. The Nominating and Governance Committee will not consider new trustee candidates who are 70 years of age or older or will turn 70 years old during the initial term. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Jeri-Lea Brown, Secretary, at the Trust’s address, 437 Madison Avenue, 28th Floor New York, New York 10022. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all Shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the 1934 Act; (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. The Nominating and Governance Committee met one time during the fiscal year ended September 30, 2025.

The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Fletcher, Lehman and Osterheld serve on the Audit Committee. The Audit Committee met two times during the fiscal year ended September 30, 2025.

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any Sub-Adviser, is performed primarily at the Board level in conjunction with the Adviser’s investment oversight group and the Trust’s Chief Compliance Officer (“CCO”), John Canning.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Trust.

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Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating and Governance Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective Board with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. Keith Fletcher is currently the Principal and CEO of JAHFT Solutions LLC, a role he has been in since 2017. Additionally, he served as the Principal and Chief Distribution Officer at RiskX Investments from 2012 to 2017, following his role of Chief Marketing Officer at Guggenheim Investments/Rydex SGI from 2008 to 2012. Other experiences include Managing Director, Lyster Watson (2007-2008), President and Chief Executive Officer, Fletcher Financial Group Inc. (2004-2007), and Chief Marketing Officer, Executive Vice President, Van Eck Global (1992-2004). Mr. Fletcher has served as a Trustee of the CoinShares Funds since 2021.

Steve Lehman is an executive chairman to Vymedic Biotech, a role he has been in since 2019. He also currently serves as the executive chairman of CoFoundersLab. In addition, Mr. Lehman has previously served as Chairman & CEO of both NASDAQ and the New York Stock Exchange. Mr. Lehman has served as a Trustee of the CoinShares Funds since 2021. He currently serves as the chair of the Nominating Committee (since 2021) of the CoinShares Funds.

Mark Osterheld currently serves as the Chair of the Board of Trustees and chair of the Audit Committee (since 2021) of the CoinShares Funds. He served as an Adjunct Lecturer in Accountancy at Bentley University in Waltham, Massachusetts, and Clarkson University in Potsdam, New York. He has been a principal consultant for a consulting firm since 2013. In addition, Mr. Osterheld previously held various leadership roles at Fidelity Investments from 1992 to 2013, including Fund President and Treasurer of the Fidelity Strategic Advisers mutual funds and Vice President – Treasury Oversight. He is a Certified Public Accountant (CPA) and a member of the American Institute of Certified Public Accountants. Mr. Osterheld has served as a Trustee of the CoinShares Funds since 2021.

Interested Trustees. Annemarie Tierney is the Principal Executive Officer and President of CoinShares ETF Trust and the Chief Executive Officer of the Adviser. She is the Founder and Principal of Liquid Advisors Inc., a strategic advisory firm serving financial services and digital asset industry clients, a position she has held since November 2019. Through Liquid Advisors, she provides strategic consulting and expert witness services to private investment funds, broker-dealers, policy organizations, national stock exchanges, and private company liquidity service providers, with a focus on securities law, market structure, risk assessment, and governance. Liquid Advisors has provided services to an affiliate of CoinShares since 2021. From September 2018 to September 2019, Ms. Tierney served as Head of Strategy and General Counsel at Templum, Inc., a broker-dealer and alternative trading system focused on primary offerings and secondary trading of unregistered digital securities. Prior to that, she held senior roles at Nasdaq Private Market and SecondMarket Holdings, Inc. (now Digital Currency Group), and previously served in legal and regulatory roles at NYSE Euronext, Skadden, Arps, Slate, Meagher & Flom LLP, and the U.S. Securities and Exchange Commission. She is a long-standing member of the Board of Directors of the Association of SEC Alumni (ASECA), for which she served as President from 2023 to 2025. Ms. Tierney holds FINRA Series 7, 63, and 24 licenses.

For the 2026 calendar year, each Independent Trustee is paid a fixed annual retainer of $25,000. The fixed annual retainer is allocated equally among each Fund in the CoinShares Fund Complex. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

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The following table sets forth the compensation earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Fund and the aggregate compensation paid to them for services to the CoinShares Fund Complex, for the fiscal year ended September 30, 2025. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by CoinShares.

Name of Trustee	Compensation from the Fund	Total Compensation from the CoinShares Fund Complex
Keith Fletcher	$8,333.33	$25,000
Steve Lehman	$8,333.33	$25,000
Mark Osterheld	$8,333.33	$25,000

Interested and Independent Trustees

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the CoinShares Fund Complex as of December 31, 2025:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the CoinShares Fund Complex
Interested Trustees
Annemarie Tierney	None	None
Independent Trustees
Keith Fletcher	None	None
Steve Lehman	None	None
Mark Osterheld	None	None

As of December 31, 2025, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of December 31, 2025, the officers and Trustees, in the aggregate, owned less than 1% of the shares of the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. As of the date of this SAI, the Fund has not yet commenced operations and accordingly has no shareholders.

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

Investment Adviser. CoinShares Asset Management (US) LLC, 437 Madison Avenue, 28th Floor New York, New York 10022, serves as the investment adviser to the Fund. CoinShares is a Delaware limited liability company and a wholly-owned subsidiary of CoinShares Co. CoinShares discharges its responsibilities subject to the policies of the Board of Trustees. CoinShares also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between CoinShares and the Trust, on behalf of the Fund (the “Investment Management Agreement”), CoinShares oversees the investment of the Fund’s assets and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay CoinShares an annual management fee equal to a percentage of its daily net assets, as detailed in the below table.

Management Fee

Fund	Fee
CoinShares Bitcoin Volatility ETF	0.95%

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As of the date of this SAI, the Fund has not yet commenced operations. Accordingly, the Fund has not paid any management fees.

Under the Investment Management Agreement, CoinShares shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of CoinShares in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to CoinShares, or by CoinShares on 60 days’ written notice to the Fund.

Investment Sub-Adviser. CoinShares has retained Vident Advisory, LLC (d/b/a Vident Asset Management), 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009, to act as sub-adviser to the Fund pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”). Vident was formed in 2016 and provides sub-advisory services to multiple ETFs. Vident is owned by Vident Capital Holdings, LLC which is controlled by MM VAM, LLC. MM VAM, LLC is owned by Casey Crawford.

Pursuant to the Sub-Advisory Agreement, CoinShares has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees. Vident receives a sub-advisory fee equal to the greater of (1) $50,000 per annum or (2) 0.09% per annum of the average daily net assets of the Fund on the first $500 million in assets, 0.08% on the next $500 million in assets, and 0.07% on all assets over $1 billion, calculated daily and paid monthly. CoinShares is responsible for paying the entire amount of the Vident’s fee for the Fund. As of the date of this SAI, the Fund has not yet commenced operations and accordingly has not paid any sub-advisory fees.

Portfolio Managers. The portfolio managers are primarily responsible for the day-to-day management of the Fund. There are currently three portfolio managers, as follows:

Bill Cannon, ETF Portfolio Manager at CoinShares. Prior to joining CoinShares, Bill was a Managing Director at Guggenheim Partners Investment Management, where he was member of the insurance portfolio management division responsible for $80 billion of assets under management. Before that, Mr. Cannon worked at the Chicago Mercantile Exchange and the Chicago Board Options Exchange as a derivatives broker for equity index and interest rate futures and options. Mr. Cannon earned a BA in Chemistry from the University of Vermont and an MBA from the Quinlan School of Business at Loyola University Chicago.

Rafael Zayas, CFA, Senior Vice President, Head of Portfolio Management and Trading of Vident. Mr. Zayas has over 15 years of trading and portfolio management experience in global equity products and ETFs. He is SVP, Head of Portfolio Management and, specializing in managing and trading of developed, emerging, and frontier market portfolios. Prior to joining Vident, he was a Portfolio Manager at Russell Investments where he oversaw over $5 billion in quantitative strategies across global markets, including emerging, developed and frontier markets and listed alternatives. Before that, he was an equity Portfolio Manager at BNY Mellon Asset Management, where he was responsible for $150 million in internationally listed global equity ETFs and assisted in managing $3 billion of global ETF assets. Mr. Zayas holds a BS in Electrical Engineering from Cornell University. He also holds the Chartered Financial Analyst designation.

Austin Wen, CFA, Senior Portfolio Manager of Vident. Mr. Wen has over a decade of investment experience. At Vident, Mr. Wen specializes in portfolio management and trading of equity, derivative, and commodities-based portfolios, as well as risk monitoring and investment analysis. Previously, he was a financial analyst for Vident Financial, focusing on the development and review of various investment solutions. He began his career as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a BA in Finance from the University of Georgia and holds the Chartered Financial Analyst designation.

Compensation. Bill Cannon is compensated by CoinShares and receives a competitive salary. He may receive bonuses based on qualitative considerations, such as his contribution to the organization, and performance reviews in relation to job responsibilities. Messrs. Zayas and Wen are compensated by Vident. Each is paid a fixed salary and discretionary bonus that is not based on the performance of the Fund.

Ownership of Fund Securities. The following table sets forth the dollar range of equity securities beneficially owned by each of the portfolio managers of the Fund as of September 30, 2025:

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Bill Cannon	None
Rafael Zayas	None
Austin Wen	None

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Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of September 30, 2025.

Portfolio Managers	Registered Investment Companies Number of Accounts ($ Assets)	Other Pooled Investment Vehicles Number of Accounts ($ Assets)	Other Accounts Number of Accounts ($ Assets)
Bill Cannon	2 ($300.7 million)	0 ($0)	0 ($0)
Rafael Zayas	65 ($9.25 billion)	18 ($5.15 billion)	0 ($0)
Austin Wen	74 ($8.88 billion)	21 ($5.18 billion)	0 ($0)

Conflicts of Interest. The Sub-Adviser’s portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives as the Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Fund. While the portfolio managers’ management of other accounts may give rise to the following potential conflicts of interest, the Sub-Adviser does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Sub-Adviser believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

Fund Administration. The administrator, fund accountant and transfer agent for the Fund is U.S. Bancorp Fund Services, LLC (“USBFS”, “Administrator”, “Fund Accountant” or “Transfer Agent”), which has its principal office at 615 East Michigan Street, Milwaukee, WI 53202 and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds. USBFS performs these services pursuant to three separate agreements, a fund administration servicing agreement, a fund accounting servicing agreement and a transfer agent servicing agreement.

Administration Agreement. Pursuant to the fund administration servicing agreement with the Trust (“Administration Agreement”), USBFS provides all administrative services necessary for the Fund, other than those provided by CoinShares, subject to the supervision of the Board of Trustees. USBFS employees generally will not be officers of the Fund for which they provide services.

The Administration Agreement is terminable by the Board or CoinShares on ninety (90) days’ written notice and may be assigned provided the non-assigning party provides prior written consent. The Administration Agreement shall remain in effect for three years from the date of its initial approval, unless amended, and its renewal is subject to approval of the Board for periods thereafter. The Administration Agreement provides that in the absence of the USBFS’s refusal or willful failure to comply with the Agreement or bad faith, negligence or willful misconduct on the part of USBFS, USBFS shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Agreement, USBFS provides all administrative services, including, without limitation: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) overseeing the performance of administrative and professional services to the Fund by others, including the Fund’s custodian, as applicable; (iii) preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, preparing the Fund’s tax returns, and preparing reports to the Fund’s shareholders and the SEC; (iv) calculation of yield and total return for the Fund; (v) monitoring and evaluating daily income and expense accruals, and sales and redemptions of Shares of the Fund; (vi) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its Shares under such laws; (vii) preparing notices and agendas for meetings of the Fund’s Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (viii) monitoring periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

Accounting Agreement. Pursuant to the fund accounting servicing agreement with the Trust (the “Fund Accounting Agreement”), USBFS provides the Fund with all accounting services, including, without limitation: (i) daily computation of NAV; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; and (v) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the custodian and CoinShares.

For the administrative and fund accounting services rendered to the Fund by USBFS, USBFS is paid an annual fee based on the average net assets of the Fund, subject to a minimum annual fee. Pursuant to the Fund’s unitary management fee structure, CoinShares is responsible for paying for the services provided by USBFS, and the Fund does not directly pay USBFS.

Transfer and Dividend Agent. USBFS acts as the Fund’s transfer and dividend agent. The Fund pays USBFS for its services as its transfer and dividend agent.

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Custodian. U.S. Bank National Association, 1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212, serves as custodian (the “Custodian”) for the Fund’s cash and securities. Pursuant to a custodian servicing agreement with the Fund (the “Custodian Agreement”), it is responsible for maintaining the books and records of the Fund’s portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving the assets of the Fund.

Securities Lending Agent. The Fund may participate in securities lending arrangements whereby the Fund lends certain of its portfolio securities to brokers, dealers, and financial institutions (not with individuals) to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Fund’s securities lending agent and is responsible for (i) negotiating the fees (rebates) of securities loans within parameters approved by the Board; (ii) delivering loaned securities to the applicable borrower(s), a list of which has been approved by the Board; (iii) investing any cash collateral received for a securities loan in investments pre-approved by the Board; (iv) receiving the returned securities at the expiration of a loan’s term; (v) daily monitoring of the value of the loaned securities and the collateral received; (vi) notifying borrowers to make additions to the collateral, when required; (vii) accounting and recordkeeping services as necessary for the operation of the securities lending program, and (viii) establishing and operating a system of controls and procedures to ensure compliance with its obligations under the Fund’s securities lending program.

As of the date of this SAI, the Fund has not yet commenced operations and has not engaged in securities lending activities.

Distributor. ALPS Distributors, Inc. (the “Distributor”) serves as distributor and principal underwriter of the Creation Units of the Fund. Its principal address is 1290 Broadway, Suite 1000, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described below under the heading “Creation and Redemption of Creation Units.”

CoinShares may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares. CoinShares’s available resources to make these payments include profits from advisory fees received from the Fund. The services CoinShares may pay for include, but are not limited to, advertising and attaining access to certain conferences and seminars, as well as being presented with the opportunity to address investors and industry professionals through speeches and written marketing materials.

Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund for that period.

Aggregations. Shares of the Fund in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund’s shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

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BROKERAGE ALLOCATIONS

The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of CoinShares to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to CoinShares and its clients. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on the Fund’s futures transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, the Sub-Adviser considers, among other things, the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (i) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Such brokerage and research services are often referred to as “soft dollars.” CoinShares has advised the Board of Trustees that it does not currently intend to use soft dollars.

Notwithstanding the foregoing, in selecting brokers, the Sub-Adviser may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Sub-Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Sub-Adviser or the Trust. In addition, the Sub-Adviser must determine that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Management Agreement provides that such higher commissions will not be paid by the Fund unless the Adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to CoinShares under the Investment Management Agreement would not be reduced as a result of receipt by CoinShares of research services.

The Sub-Adviser places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Fund effects securities transactions may be used by the Sub-Adviser in servicing all of its accounts; not all of such services may be used by the Sub-Adviser in connection with the Fund. The Sub-Adviser believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, the Sub-Adviser believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. The Sub-Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Sub-Adviser are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

As of the date of this SAI, the Fund has not yet commenced operations. Accordingly, information regarding brokerage commissions is not available.

As of the date of this SAI, the Fund has not yet commenced operations and has not paid commissions to any affiliated brokers.

Research Services. As of the date of this SAI, the Fund has not yet commenced operations and has not paid commissions to brokers in return for research services.

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ADDITIONAL INFORMATION

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Shares of the Fund are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the Exchange is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Fund’s portfolio holdings will also be available on the Fund’s website at https://coinshares.com/us/etf/. The Trust, CoinShares, Vident and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose on a quarterly basis the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. Form N-PORT for the Trust is available on the SEC’s website at https://www.sec.gov. The Fund’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-PORT are available without charge, upon request, by calling 1-800-617-0004 or by writing to CoinShares ETF Trust, 437 Madison Avenue, 28th Floor New York, New York 10022.

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Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, CoinShares, Vident and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Fund as part of its investment advisory services, subject to the supervision and oversight of the Board of Trustees. Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund’s investments.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free, (800) SEC-0330 or by accessing the SEC’s website at www.sec.gov.

The Fund invests exclusively in non-voting securities and as such, the Adviser does not have any policies or procedures concerning proxy voting.

CREATION AND REDEMPTION OF CREATION UNITS

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” that have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on every business day, an ETF publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

Authorized Participants. An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

Business Day. A “Business Day” is generally any day on which the New York Stock Exchange (“NYSE”), the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

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Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro rata, custom and forward- looking pro rata baskets are calculated by the Fund’s investment adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later 2:00 p.m. Eastern Standard Time on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. Notwithstanding the foregoing, the Fund may, but is not required to permit orders until 4:00 p.m., Eastern time, or until the market closes (in the event the Exchange closes early). However, at its discretion, the Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than two Business Days after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

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Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Acceptance of Creation Orders. The Fund will accept all orders for Creation Units that are in good order. Circumstances under which the Fund may not accept a creation order include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the required consideration is not delivered; (iv) the acceptance of the Fund Deposit would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process orders of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, CoinShares, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the Transfer Agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

Acceptance of Redemption Orders. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units. Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

CERTAIN U.S. FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax adviser.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

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As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Income from commodities is generally not qualifying income for RICs. Because Bitcoin Volatility Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin Volatility Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from Bitcoin Volatility Futures Contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS had issued numerous PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the Internal Revenue Service. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

The Fund has undertaken to not hold more than 25% of its assets in the Subsidiary at the end of any quarter. If the Fund fails to limit itself to the 25% ceiling and fails to correct the issue within 30 days after the end of the quarter, the Fund may fail the RIC diversification tests described above.

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions

Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.

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The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution, which will be regarded as a qualifying dividend.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. An election may be available to you to defer recognition of the gain attributable to a capital gain dividend if you make certain qualifying investments within a limited time. You should talk to your tax adviser about the availability of this deferral election and its requirements. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a tax basis in each such share equal to the value of a Share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the value of those Shares.

Sale or Exchange of Fund Shares

Upon the sale or other disposition of Shares of the Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

Taxes on Purchase and Redemption of Creation Units

If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments

Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Bitcoin Volatility Futures Contracts

The Fund’s transactions in Bitcoin Volatility Futures Contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirements for avoiding excise taxes.

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Investments in Certain Non-U.S. Corporations

If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

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Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Other Taxation

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

As of the date of this SAI, the Fund has not yet commenced operations and therefore does not have any capital loss carryforwards.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The per Share NAV of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Under normal circumstances, daily calculation of the net asset value will utilize the last closing price of each security held by the Fund at the close of the market on which such security is principally listed. In determining NAV, portfolio securities for the Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

(1) Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ and AIM, the securities are valued at the midpoint between the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

(2) Securities traded in the OTC market are valued at the midpoint between the bid and asked price, if available, and otherwise at their closing bid prices.

In addition, the following types of securities will be valued as follows:

(1) Fixed income securities will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair value is based on prices of comparable securities.

The value of any portfolio security held by the Fund for which market quotations are not readily available will be determined by CoinShares in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of an issue of securities would appear to be the amount, that the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities. Rule 2a-5 addresses a board’s valuation policies and the role of the board with respect to the fair value of a fund’s investments. It further provides requirements for determining fair value in good faith under the 1940 Act. The Board of Trustees has designated the Adviser as “valuation designee” to perform fair value determinations for all of the Funds’ investments pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. The Board of Trustees will oversee the Adviser’s fair value determinations and its performance as valuation designee.

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Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used in secondary market transactions.

Because foreign markets may be open on different days than the days during which a shareholder may purchase the shares of the Fund, the value of the Fund’s investments may change on the days when shareholders are not able to purchase the shares of the Fund.

The Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (i) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (ii) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund’s investments or determination of its net assets is not reasonably practicable; or (iii) during any period when the SEC may permit.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book- entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

MISCELLANEOUS INFORMATION

Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm. The firm audits the Fund’s financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

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PERFORMANCE INFORMATION

As of the date of this SAI, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://coinshares.com/us/etf/ and will provide some indication of the risks of investing in the Fund.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund has not yet commenced operations and therefore does not have audited financial statements. Once the Fund commences operations, the audited financial statements and notes thereto in the Fund’s Annual Report to Shareholders will be incorporated by reference into this SAI. A copy of the Annual Report, when available, may be obtained upon request and without charge by writing CoinShares Asset Management (US) LLC at 437 Madison Avenue, 28th Floor, New York, New York 10022 or by calling 1-800-617-0004.

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The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Preliminary Statement of Additional Information
Dated June 8, 2026
Subject to Completion

Statement of Additional Information

COINSHARES ETF TRUST Investment Company Act File No. 811-23725

	Ticker Symbol	Exchange
CoinShares Bitcoin Volatility Leveraged ETF	LBIX	Nasdaq

Dated [          ], 2026

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated [          ], 2026, as it may be revised from time to time (the “Prospectus”), for the CoinShares Bitcoin Volatility Leveraged ETF (the “Fund”), a series of the CoinShares ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s distributor, ALPS Distributors, Inc., at 1290 Broadway, Suite 1000, Denver, Colorado 80203, or by calling toll free at (303) 623-2577.

As of the date of this SAI, the Fund has not yet commenced operations and therefore does not have an Annual Report. Once available, the audited financial statements for the Fund’s most recent fiscal year will appear in the Fund’s Annual Report to Shareholders, which will be filed with the Securities and Exchange Commission (the “SEC”). The financial statements from the Annual Report will be incorporated herein by reference. The Annual Report will be available without charge by calling (855) 267-3837 or by visiting the SEC’s website at www.sec.gov.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust is a Delaware statutory trust organized on December 11, 2020. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares of multiple separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified.

The Fund is advised by CoinShares Asset Management (US) LLC (“CoinShares” or the “Adviser”). Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Fund expects to gain exposure to Bitcoin Volatility Futures Contracts by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands, the CoinShares Bitcoin Volatility Leveraged ETF Cayman Ltd. (the “Subsidiary”).

The shares of the Fund (“Shares”) are expected to list and principally trade on the Nasdaq Stock Market LLC (the “Exchange”). The Shares will trade on the Exchange at market prices that may be below, at or above net asset value (“NAV”). ETFs, such as the Fund, do not sell or redeem individual shares of the Fund. Instead, the Fund offers, issues and redeems Shares at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). Financial entities known as “authorized participants” or “APs” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities and other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and/or other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

The Fund is a separate series of the Trust, and each Share represents an equal proportionate interest in the Fund. All consideration received by the Trust for Shares and all assets of the Fund belong solely to the Fund and would be subject to liabilities related thereto. The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

EXCHANGE LISTING AND TRADING

The Exchange may, but is not required to, remove the Shares of the Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares; (2) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (3) the Fund no longer complies with certain listing exchange rules; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares of the Fund from listing and trading upon termination of the Trust or the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Fund reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

The Fund is required by the Exchange to comply with certain listing standards (which includes certain investment parameters) in order to maintain its listing on the Exchange. Compliance with these listing standards may compel the Fund to sell securities at an inopportune time or for a price other than the security’s then-current market value. The sale of securities in such circumstances could limit the Fund’s profit or require the Fund to incur a loss, and as a result, the Fund’s performance could be impacted.

INVESTMENT OBJECTIVE AND POLICIES

The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund. The Fund seeks daily investment results, before fees and expenses, that correspond to one and a half times (1.5x) the daily performance of the CME CF Bitcoin Volatility Index - Real Time (the “Bitcoin Volatility Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

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The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act.

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)	The Fund will not concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that the Fund will invest more than 25% of its total assets in investments that provide exposure to Bitcoin Volatility-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees. The Fund’s investment objective is a non-fundamental policy that the Board may change without approval by shareholders upon 60 days’ prior written notice to shareholders. The Fund does not take temporary defensive positions.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund’s investment objective, policies and strategies that appear in the Fund’s Prospectus. The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to Bitcoin Volatility Futures Contracts that trade only on an exchange registered with the CFTC, and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Bitcoin Volatility Futures Contracts (“Collateral Investments”). The Fund does not invest directly in the Bitcoin Volatility Index, which is a non-investable index. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Volatility Futures Contracts.

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An investment in the Fund also should be made with an understanding of the risks inherent in an investment in Bitcoin Volatility Futures Contracts, securities and other assets. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily one and a half times (1.5x) investment results, understand the risks associated with the use of leveraged positions and exposure, and are willing to monitor their portfolios frequently. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. An investor in the Fund could potentially lose the full value of their investment within a single day. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index has historically tended to revert to a long-term average over time. As such, any gains from investments in the Fund may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average.

Types of Investments

Cayman Subsidiary. The Fund expects to gain exposure to Bitcoin Volatility Futures Contracts by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands, the CoinShares Bitcoin Volatility Leveraged ETF Cayman Ltd. (the “Subsidiary”). The Fund may invest a portion of its total assets in the Subsidiary. Only the Subsidiary, not the Fund, will invest in Bitcoin Volatility Futures Contracts. Because the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in the Prospectus and this SAI, the Fund may be considered to be investing indirectly in those investments through the Subsidiary. Therefore, except as otherwise noted, for purposes of this disclosure, references to the Fund’s investments may also be deemed to include the Fund’s indirect investments through the Subsidiary.

The Subsidiary is not registered under the 1940 Act and is not directly subject to its investor protections, except as noted in the Prospectus or this SAI. However, the Subsidiary is wholly-owned and controlled by the Fund and is advised by CoinShares and sub-advised by Vident. The Trust’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. CoinShares receives no additional compensation for managing the assets of the Subsidiary. The Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and accounting agent services with the same service providers or with affiliates of the same service providers that provide those services to the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, custody, and leverage on an aggregate basis with the Subsidiary.

Changes in the laws of the United States (where the Fund is organized) and/or the Cayman Islands (where the Subsidiary is incorporated) could prevent the Fund and/or the Subsidiary from operating as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require the Subsidiary to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets.

The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual Report.

Other Investments. In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to the Bitcoin Volatility Index, maintain its tax status as a regulated investment company on days in and around quarter-end, or if the Fund is unable to obtain the desired exposure to Bitcoin Volatility Futures Contracts because it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements. The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases. As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions. When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act, including as applicable, the value-at-risk based limit on leverage risk.

Swaps that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes.

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Fixed Income Investments and Cash Equivalents. Fixed income Investments and cash equivalents held by the Fund may include, without limitation, the types of investments set forth below.

(1) The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration and the Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, the Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal National Mortgage Association (“FNMA”). In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

(2) The Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured. The Fund may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

(3) The Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(5) The Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The Fund’s portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may invest in commercial paper only if it has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, judged by Vident to be of comparable quality.

(6) The Fund may invest in shares of money market funds, as consistent with its investment objective and policies. Shares of money market funds are subject to management fees and other expenses of those funds. Therefore, investments in money market funds will cause the Fund to bear proportionately the costs incurred by the money market funds’ operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in money market funds. It is possible for the Fund to lose money by investing in money market funds.

(7) The Fund may invest in corporate debt securities, as consistent with its investment objective and policies. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Bitcoin Volatility Futures Contracts. In order to obtain 1.5x daily exposure to the Bitcoin Volatility Index, the Fund, through the Subsidiary, intends to typically enter into cash-settled Bitcoin Volatility Futures Contracts as the “buyer.” In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. The Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. The Fund does not invest directly in the Bitcoin Volatility Index, which is a non-investable index.

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Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the reference asset or index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of a reference asset or index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized; if it is more, a loss will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate futures trading and to maintain the Fund’s and the Subsidiary’s open positions in futures contracts. A margin deposit is intended to ensure the Fund’s or the Subsidiary’s performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the futures contract being traded to as much as approximately 50% of the notional value of the futures contract. The margin on Bitcoin Volatility Futures Contracts has historically been significantly higher than many other Futures Instruments.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund or the Subsidiary. In computing daily net asset value, the Fund will mark to market the current value of its open futures contracts. The Fund expects to earn interest income on its margin deposits.

Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

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Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The day limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses. Despite the daily price limits on various futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Subsidiary invests in commodity futures contracts, the assets of the Fund and the Subsidiary, and therefore the prices of Fund shares, may be subject to greater volatility.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund’s net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Bitcoin Volatility Futures Contracts. The Bitcoin Volatility Index is an index designed to measure the implied volatility of the CME Bitcoin Options Market over 30 days in the future. The Bitcoin Volatility Index is calculated and published once per second by CF Benchmarks Ltd. The Bitcoin Volatility Index is constructed using orderbook data from CME Bitcoin Futures and CME Options on Bitcoin Futures and Micro Bitcoin Futures, where price discovery is facilitated by the GLOBEX central limit order book system and transactions are centrally cleared. The Bitcoin Volatility Index is calculated using a widely accepted standard variance swap replication technique, whereby option price data from different strikes and expiration dates is converted into a fair, constant maturity measure of bitcoin volatility.

The markets for Bitcoin Volatility Futures Contracts may be illiquid. This means that the Subsidiary may not be able to buy and sell Bitcoin Volatility Futures Contracts quickly or at the desired price. For example, it is difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A materially adverse development in one or more of the factors on which the liquidity of the market for Bitcoin Volatility Futures Contracts depends may cause the market to become illiquid, for short or long periods. In such markets, the Subsidiary may not be able to buy and sell Bitcoin Volatility Futures Contracts quickly (or at all) or at the desired price. Market illiquidity may cause losses for the Fund. Additionally, the large size of the futures positions which the Subsidiary may acquire increases the risk of illiquidity, as larger positions may be more difficult to fully liquidate, may take longer to liquidate, and, as a result of their size, may expose the Fund to potentially more significant losses while trying to do so.

Limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity with respect to some financial instruments and have a negative impact on Fund performance. During periods of market illiquidity, including periods of market disruption and volatility, it may be difficult or impossible for the Fund to buy or sell futures contracts or other financial instruments.

Regulatory Aspects of Investments in Futures. CoinShares is registered as a “commodity pool operator” and Vident is registered as a “commodity trading adviser” with the National Futures Association (the “NFA”) pursuant to the rules and regulations of the Commodity Futures Trading Commission (the “CFTC”). Vident’s investment decisions may need to be modified, and commodity contract positions held by the Fund and/or the Subsidiary may have to be liquidated at disadvantageous times or prices, to avoid exceeding position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of the law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Derivatives Risk Management. The Fund has adopted a derivatives risk management program (the “DRM Program”) pursuant to Rule 18f-4 under the 1940 Act. The DRM Program includes policies and procedures that are reasonably designed to manage the Fund's derivatives risks. The Fund has designated a derivatives risk manager who is responsible for administering the DRM Program. The Fund is subject to a value-at-risk (“VaR”) based limit on fund leverage risk, and the derivatives risk manager will provide regular reporting to the Board of Trustees regarding the Fund's compliance with the DRM Program and the VaR-based limit. The Fund may be required to reduce its derivatives exposure if it exceeds the applicable VaR limit for more than five consecutive business days, which could adversely affect the Fund's ability to meet its investment objective.

Asset Coverage For Futures Positions. The Fund and Subsidiary will comply with SEC guidance with respect to coverage of futures positions by registered investment companies. SEC guidance may require the Fund, in certain circumstances, to segregate cash or liquid securities on its books and records, or engage in other appropriate measures to “cover” its obligations under certain futures or derivative contracts. For example, with respect to futures that are not cash settled, the Fund is required to segregate liquid assets equal to the full notional value of the futures contract. For futures contracts that are cash settled, the Fund is required to segregate liquid assets in an amount equal to the Fund’s daily mark-to-market (net) obligation (i.e., the Fund’s daily net liability) under the contract. Securities earmarked or held in a segregated account cannot be sold while the Fund’s futures position is outstanding, unless replaced with other permissible assets (or otherwise covered), and will be marked-to-market daily. As an alternative to segregating assets, for any futures contract held by the Fund, the Fund could purchase a put option on that same futures contract with a strike price as high or higher than the price of the contract held. The Fund may not enter into futures positions if such positions will require the Fund to set aside or earmark more than 100% of its net assets.

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Federal Income Tax Treatment of Bitcoin Volatility Futures Contracts and Investments in the Subsidiary. The Subsidiary’s transactions in Bitcoin Volatility Futures Contracts will be subject to special provisions of the Internal Revenue Code of 1986, as amended (the “Code”) that, among other things, may affect the character of gains and losses realized by the Subsidiary (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Subsidiary and may defer Subsidiary losses. Because the Subsidiary is a controlled foreign corporation for U.S. federal income tax purposes, this treatment of the Subsidiary’s income will affect the income the Fund must recognize. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Subsidiary to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Subsidiary and the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirement for avoiding excise taxes.

The Fund intends to treat any income it may derive from Bitcoin Volatility Futures Contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to “regulated investment companies” (“RICs”). The Internal Revenue Service had issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the Internal Revenue Service. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

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INVESTMENT RISKS

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in the Fund’s shares entails, including the risk that the financial condition of the issuers of the securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. Bitcoin Volatility-Linked Instruments are relatively new investments. They are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

Cost of Futures Investment Risk.

When a Bitcoin Volatility Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Bitcoin Volatility Futures Contract with a later expiration date. This is commonly referred to as “rolling.” If the Fund rolls Bitcoin Volatility Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Bitcoin Volatility Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the Bitcoin Volatility Index futures market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin Volatility Futures Contracts and the Fund to underperform the level of the Bitcoin Volatility Index. Both contango and backwardation would reduce the Fund’s correlation to the level of the Bitcoin Volatility Index and may limit or prevent the Fund from achieving its investment objective.

Investment Strategy Risk.

The Fund, through the Subsidiary, invests primarily in Bitcoin Volatility Futures Contracts. The Fund does not invest directly in or hold the Bitcoin Volatility Index. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Volatility Futures Contracts for a single day. The price of Bitcoin Volatility Futures Contracts may differ, sometimes significantly, from the level of the Bitcoin Volatility Index. Consequently, the Fund may perform differently from the level of the Bitcoin Volatility Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of Bitcoin Volatility Futures Contracts and decrease the correlation between the performance of Bitcoin Volatility Futures Contracts and the Bitcoin Volatility Index, over short or even long-term periods.

Investment Capacity Risk.

If the Fund’s ability to obtain exposure to Bitcoin Volatility Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the Bitcoin Volatility Index futures market, a disruption to the Bitcoin Volatility Index futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments, the Fund would not be able to achieve its investment objective and may experience significant losses.

Leverage Risk.

The Fund seeks to achieve and maintain exposure to the price of the Bitcoin Volatility Index by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

Cash Transaction Risk.

Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process.

Clearing Broker Risk.

The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets.

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Counterparty Risk.

The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts and other transactions such as repurchase agreements or reverse repurchase agreements. The Fund’s ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. The Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances.

Reverse Repurchase Agreements Risk.

The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

Subsidiary Investment Risk.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Active Management Risk.

The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Active Market Risk.

Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Asset Concentration Risk.

Since the Fund may take concentrated positions in Bitcoin Volatility Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Authorized Participant Concentration Risk.

Only an AP may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Commodity Regulatory Risk.

The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

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Position Limits Risk.

The CFTC and U.S. futures exchanges have established position limits and accountability levels on the maximum net long or net short positions that any person or group of persons under common trading control (other than hedgers, which the Subsidiary is not) may hold, own, or control in particular futures contracts, and accountability levels for options. All accounts owned by the Adviser and its affiliates will be combined for speculative position limit purposes. These limits may constrain the Subsidiary's ability to purchase or sell futures contracts if the positions approach or exceed these limits. This may cause the Fund to seek exposure through alternative investments and affect the Fund's ability to achieve its investment objective. In addition, limiting the size of the Fund's positions under these circumstances may cause it to forgo certain investments and not meet its investment objective.

New Fund Risk.

As of the date of this SAI, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk.

The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Premium/Discount Risk.

The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value.

Trading Issues Risk.

Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Valuation Risk.

The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time.

Bitcoin Volatility Index Investing Risk.

The Fund is indirectly exposed to the risks of the Bitcoin Volatility Index through its investments in the Bitcoin Volatility Futures Contracts and other Bitcoin Volatility-Linked Instruments. The Bitcoin Volatility Index is an index designed to measure the implied volatility of the CME Bitcoin Options Market over 30 days in the future. The Bitcoin Volatility Index cannot be directly invested in, and the Fund’s performance may differ significantly from the performance of the Bitcoin Volatility Index itself. The following factors may affect the level of the Bitcoin Volatility Index: prevailing market prices and forward volatility levels of spot cryptocurrency markets, bitcoin, the prevailing market prices of options on bitcoin, the Bitcoin Volatility Index, or any other financial instruments related to bitcoin and the Bitcoin Volatility Index; market sentiment; interest rates; inflation rates or inflation expectations; economic, financial, political, regulatory, geographical, biological or judicial events that affect the current volatility reading of the Bitcoin Volatility Index or the market price or forward volatility of spot cryptocurrency markets, bitcoin or the Bitcoin Volatility Index; supply and demand as well as hedging activities in the listed and OTC cryptocurrency derivatives markets; and disruptions in trading of bitcoin or derivatives instruments that track bitcoin (such as options and futures contracts). Each of these factors could have a negative impact on the level of the Bitcoin Volatility Index and therefore the value of the Fund.

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Bitcoin Volatility Futures Contracts Risk.

Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” Bitcoin Volatility Futures Contracts are subject to price limits. Price limits represent the maximum price range permitted for a Bitcoin Volatility Futures Contract in each trading session. When a price limit is hit, the Bitcoin Volatility Index futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

Aggressive Investment Risk.

Bitcoin Volatility Futures Contracts are relatively new investments, are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. Investors should actively manage and monitor their investments, as frequently as daily.

Compounding Risk.

The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from one and a half times (1.5x) the daily return of the Bitcoin Volatility Index for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as the Bitcoin Volatility Index volatility and holding periods increase.

Leveraged Correlation Risk.

A number of factors may affect the Fund’s ability to achieve a high degree of leveraged (1.5x) correlation with the price of the Bitcoin Volatility Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from one and a half times (1.5x) the returns of the Bitcoin Volatility Index on a given day.

Target Exposure and Rebalancing Risks.

The Fund normally will seek to maintain notional exposure to the Bitcoin Volatility Index at 150%. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Bitcoin Volatility Futures Contracts on or about such date. If the value of Bitcoin Volatility Futures Contracts rises during such periods when the Fund has reduced its futures exposure to Bitcoin Volatility Futures Contracts, the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period. In addition, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its target 1.5x exposure.

Volatility Risk.

Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. Investments linked to cryptocurrency market volatility, including Bitcoin Volatility Futures Contracts, can be highly volatile and may experience sudden, large and unexpected losses. The value of the Fund’s investments in Bitcoin Volatility Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund. The market for Bitcoin Volatility Futures Contracts may fluctuate widely based on a variety of factors, including changes in overall market movements, political and economic events and policies, wars, acts of terrorism, natural disasters, changes in interest rates or inflation rates. The value of the Fund’s Bitcoin Volatility Futures Contracts is also tied to the spot price of bitcoin, which has historically exhibited extreme volatility.

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Mean Reversion Risk.

Unlike other asset classes that have historically tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index has historically tended to revert to a long-term average over time. As such, any gains from investments in the Fund may be constrained. The potential upside of an investment in the Fund may be limited, and gains, if any, may be subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average. The Fund is generally intended to be used only for short-term investment horizons. Investors holding Shares of the Fund beyond short-term periods have an increased risk of losing all or a substantial portion of their investment.

Digital Asset Regulatory Risk.

The regulatory framework for digital assets, including bitcoin and instruments linked to bitcoin volatility, continues to evolve in the United States and internationally. The SEC, CFTC, and other regulatory authorities have taken varying positions on the classification and treatment of digital assets and related products. Changes in laws, regulations, or regulatory interpretations could adversely affect the value, transferability, or liquidity of digital assets, impose restrictions on digital asset trading platforms, or otherwise negatively impact the Fund’s investments. The regulatory environment for digital assets is characterized by uncertainty, and future regulatory developments could be adverse to the Fund. For example, regulatory actions could limit the ability of the CME or other exchanges to list or trade Bitcoin Volatility Futures Contracts, impose additional requirements on the Fund or its service providers, or affect the calculation or publication of the Bitcoin Volatility Index.

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Cyber Security Risk

As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The Fund will only invest in exchange-traded futures contracts and will not invest in any over-the-counter derivatives. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund’s shares and can result in losses that exceed the amount originally invested. The success of the Sub-Adviser’s derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

(1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager’s ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers’ judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.

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(2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM.

(3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of the underlying reference asset. This might occur due to factors unrelated to the value of the investments underlying reference asset, such as speculative or other pressures on the markets in which these instruments are traded.

(4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearing house is the counterparty of every contract. The Fund might be required by applicable regulatory requirements to maintain assets as “cover,” maintain segregated accounts and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund’s ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

(5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction.

To the extent the Fund enters into derivatives transactions, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

Failure to Qualify as a Regulated Investment Company Risk

If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. If the Fund fails to qualify as a regulated investment company, distributions to the Fund’s shareholders generally would be eligible for the dividends received deduction in the case of corporate shareholders.

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Legal and Litigation Risk

In certain frontier and emerging markets, fraud and corruption may be more prevalent than in developed market countries. Securities and issuers that the Fund may invest in are exposed to these risks, which could have a negative impact on a security’s value. It may be difficult for the Fund to obtain or enforce judgments against parties located outside of the U.S. It may be difficult or impossible to obtain or enforce remedies against non-U.S. governments, their agencies, quasi-sovereign entities, other non-U.S. issuers or counterparties.

Listing Standards Risk

The Fund is required by the Exchange to comply with certain listing standards (which includes certain investment parameters) in order to maintain its listing on the Exchange. Compliance with these listing standards may compel the Fund to sell securities at an inopportune time or for a price other than the security’s then-current market value. The sale of securities in such circumstances could limit the Fund’s profit or require the Fund to incur a loss, and as a result, the Fund’s performance could be impacted.

Liquidity Risk

With respect to the Fund’s investments in Collateral Investments, whether or not the securities held by the Fund are listed on a securities exchange, the principal trading market for certain of the securities may be in the OTC market. As a result, the existence of a liquid trading market for such securities may depend on whether dealers will make a market in the securities. There can be no assurance that a market will be made for any of the securities, that any market for such securities will be maintained or that there will be sufficient liquidity of the securities in any markets made. The price at which such securities are held by the Fund will be adversely affected if trading markets for the securities are limited or absent.

Market Events Risk

Turbulence in the economic, political and financial system has historically resulted, and may continue to result, in an unusually high degree of volatility in the capital markets. Both domestic and non-U.S. capital markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue. Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in small or emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their security prices. These events and possible continued market turbulence may have an adverse effect on the Fund.

In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s Shares and result in increased market volatility. During any such events, the Fund’s Shares may trade at increased premiums or discounts to their NAV.

Health crises caused by the outbreak of infectious diseases or other public health issues, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of any such events could negatively affect the global economy, as well as the economies of individual countries or regions, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests and negatively impact the Fund’s investment return.

Swap Agreements Risk

The Fund may enter into swap agreements to obtain exposure to the Bitcoin Volatility Index. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the sub-adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve.

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Rolling, Backwardation and Contango Risk

When purchasing stocks or bonds, the buyer acquires ownership in the security; however, buyers of futures contracts are not entitled to ownership of the underlying reference asset until and unless they decide to accept delivery at expiration of the contract. In practice, delivery of the underlying reference asset to satisfy a futures contract rarely occurs because most futures traders use the liquidity of the central marketplace to sell their exchange-traded futures contract before expiration. The Bitcoin Volatility Futures Contracts in which the Fund invests are entirely cash-settled. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. For example, a contract purchased and held in June may have an expiration date in August. As this contract nears expiration, a long position in the contract may be replaced by selling the August contract and purchasing a contract expiring in October. This process is referred to as “rolling.” The price of a futures contract is generally higher or lower than the spot price of the underlying asset when there is significant time to expiration of the contract due to various factors within the market. As a futures contract nears expiration, the futures price will tend to converge to the spot price. In some circumstances, the prices of some futures contracts with near-term expirations may be higher than the prices for futures contracts with longer-term expirations. This circumstance is referred to as “backwardation.” If the market for futures contracts is in “backwardation,” the sale of the near-term month contract would be at a higher price than the longer-term contract, and futures investors generally will earn positive returns. Conversely, a “contango” market is one in which the price of futures contracts in the near-term months are lower than the price of futures contracts in the longer-term months. If the market for futures contracts is in “contango,” it would create a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The Bitcoin Volatility Index futures market has historically experienced significant periods of contango, which may adversely impact the Fund’s returns. The Fund will not “roll” futures contracts on a predefined schedule as they approach expiration; instead the Sub-Adviser may determine to roll to another futures contract in an attempt to generate maximum yield. There can be no guarantee that such a strategy will produce the desired results.

Additional Market Disruption Risk.

In late February 2022, Russia launched a large scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the West, including the U.S. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia. Such sanctions included, among other things, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions.

Additional sanctions may be imposed in the future. Such sanctions (and any future sanctions) and other actions against Russia may adversely impact, among other things, the Russian economy and various sectors of the economy, including but not limited to, financials, energy, metals and mining, engineering and defense and defense-related materials sectors; result in a decline in the value and liquidity of Russian securities; result in boycotts, tariffs, and purchasing and financing restrictions on Russia’s government, companies and certain individuals; weaken the value of the ruble; downgrade the country’s credit rating; freeze Russian securities and/or funds invested in prohibited assets and impair the ability to trade in Russian securities and/or other assets; and have other adverse consequences on the Russian government, economy, companies and region. Further, several large corporations and U.S. states have announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses.

The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets of the world (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on a Fund’s investments and performance beyond any direct exposure to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies in the world, which may negatively impact such countries and the securities in which the Fund invests. Accordingly, there may be heightened risk of cyberattacks which may result in, among other things, disruptions in the functioning and operations of industries or companies around the world, including in the United States and Europe.

Further, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity.

The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on Fund performance and the value of an investment in the Fund.

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MANAGEMENT OF THE FUND

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are three Trustees of the Trust, all of whom are Trustees who are not officers or employees of CoinShares or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser. Annemarie Tierney is deemed an Interested Trustee of the Trust due to her positions as Principal Executive Officer and President of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the CoinShares Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Annemarie Tierney(1) c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor, New York, New York 10022 YOB: 1964	Trustee	Indefinite term (Since December 2025)	Principal, Liquid Advisors Inc. (November 2019-present)	3	CEA Industries Inc. (November 2025-present); Sharps Technologies, Inc. (October 2025-December 2025)
Independent Trustees
Keith Fletcher c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor New York, New York 10022 YOB: 1958	Trustee	Indefinite term Since inception	Principal and Chief Executive Officer, JAHFT Solutions LLC (2017-Present); Partner, Neos Investments (2023-Present)	3	Tortoise Capital Series Trust (2024-Present); Uncommon Portfolio Design Core Equity ETF (2020-2022)
Steve Lehman c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor New York, New York 10022 YOB: 1952	Trustee	Indefinite term Since inception	Executive Chairman, Vymedic Biotech (2019-Present) & CoFoundersLab (2018-Present)	3	None
Mark Osterheld c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor New York, New York 10022 YOB: 1955	Trustee	Indefinite term Since inception	Adjunct Lecturer, Bentley University (2016-2022); Adjunct Lecturer, Clarkson University (2022-2023)	3	Steward Funds (2024-Present); Crossmark ETF Trust (2025-Present)

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the CoinShares Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Officers of the Trust
Annemarie Tierney(1) c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor, New York, New York 10022 YOB: 1964	Principal Executive Officer and President	Indefinite term (Since November 2025)	Principal, Liquid Advisors Inc. (November 2019-present)	N/A	CEA Industries Inc. (November 2025-present); Sharps Technologies, Inc. (October 2025-December 2025)
John Canning c/o Chenery Compliance Group Devon Square II, 744 W Lancaster, Suite 104 Wayne, Pennsylvania 19087 YOB: 1970	Chief Compliance Officer	Indefinite term (Since August 2022)	Director of Chenery Compliance Group, LLC (March 2021-present); Senior Consultant of Foreside (August 2020-March 2021); Chief Compliance Officer & Chief Operating Officer of Schneider Capital Management (May 2019-July 2020)	N/A	N/A
Ben Gaffey c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor, New York, New York 10022 YOB: 1985	Treasurer, Chief Financial Officer and Chief Accounting Officer	Indefinite term Since inception	Controller – US Operations, CoinShares Co. (2024-present); Controller, Valkyrie Investments Inc. (2021-2024); Assurance Senior Manager, Ernst & Young LLP (2016-2021)	N/A	N/A
Jeri-Lea Brown c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor, New York, New York 10022 YOB: 1992	Secretary	Indefinite term (Since January 2026)	Group Company Secretary of CoinShares Group (April 2018-present)	N/A	N/A

(1) Annemarie Tierney is deemed an “interested person” of the Trust due to her position as Principal Executive Officer and President of the Trust.

Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the CoinShares Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and is anticipated to serve as a trustee for future Funds advised by CoinShares (each, a “CoinShares Fund” and collectively, the “CoinShares Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, CoinShares or any of its affiliates. Keith Fletcher, an Independent Trustee, serves as the Chair of the Board for each Fund in the CoinShares Fund Complex.

The same four persons serve as Trustees on the Board and are anticipated to serve on the Boards of all other CoinShares Funds. The unitary board structure was adopted for the CoinShares Funds because of the efficiencies it achieves with respect to the governance and oversight of the CoinShares Funds. Each CoinShares Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the CoinShares Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the CoinShares Funds, including among any such ETFs, the Board of Trustees believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all CoinShares Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

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Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the CoinShares Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the CoinShares Fund Complex as a whole.

Board Committees

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating and Governance Committee and the Audit Committee.

The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. Messrs. Fletcher, Lehman and Osterheld are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. The Nominating and Governance Committee will not consider new trustee candidates who are 70 years of age or older or will turn 70 years old during the initial term. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Jeri-Lea Brown, Secretary, at the Trust’s address, 437 Madison Avenue, 28th Floor New York, New York 10022. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all Shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the 1934 Act; (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. The Nominating and Governance Committee met one time during the fiscal year ended September 30, 2025.

The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Fletcher, Lehman and Osterheld serve on the Audit Committee. The Audit Committee met two times during the fiscal year ended September 30, 2025.

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any Sub-Adviser, is performed primarily at the Board level in conjunction with the Adviser’s investment oversight group and the Trust’s Chief Compliance Officer (“CCO”), John Canning.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Trust.

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Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating and Governance Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective Board with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. Keith Fletcher is currently the Principal and CEO of JAHFT Solutions LLC, a role he has been in since 2017. Additionally, he served as the Principal and Chief Distribution Officer at RiskX Investments from 2012 to 2017, following his role of Chief Marketing Officer at Guggenheim Investments/Rydex SGI from 2008 to 2012. Other experiences include Managing Director, Lyster Watson (2007-2008), President and Chief Executive Officer, Fletcher Financial Group Inc. (2004-2007), and Chief Marketing Officer, Executive Vice President, Van Eck Global (1992-2004). Mr. Fletcher has served as a Trustee of the CoinShares Funds since 2021.

Steve Lehman is an executive chairman to Vymedic Biotech, a role he has been in since 2019. He also currently serves as the executive chairman of CoFoundersLab. In addition, Mr. Lehman has previously served as Chairman & CEO of both NASDAQ and the New York Stock Exchange. Mr. Lehman has served as a Trustee of the CoinShares Funds since 2021. He currently serves as the chair of the Nominating Committee (since 2021) of the CoinShares Funds.

Mark Osterheld currently serves as the Chair of the Board of Trustees and chair of the Audit Committee (since 2021) of the CoinShares Funds. He served as an Adjunct Lecturer in Accountancy at Bentley University in Waltham, Massachusetts, and Clarkson University in Potsdam, New York. He has been a principal consultant for a consulting firm since 2013. In addition, Mr. Osterheld previously held various leadership roles at Fidelity Investments from 1992 to 2013, including Fund President and Treasurer of the Fidelity Strategic Advisers mutual funds and Vice President – Treasury Oversight. He is a Certified Public Accountant (CPA) and a member of the American Institute of Certified Public Accountants. Mr. Osterheld has served as a Trustee of the CoinShares Funds since 2021.

Interested Trustees. Annemarie Tierney is the Principal Executive Officer and President of CoinShares ETF Trust and the Chief Executive Officer of the Adviser. She is the Founder and Principal of Liquid Advisors Inc., a strategic advisory firm serving financial services and digital asset industry clients, a position she has held since November 2019. Through Liquid Advisors, she provides strategic consulting and expert witness services to private investment funds, broker-dealers, policy organizations, national stock exchanges, and private company liquidity service providers, with a focus on securities law, market structure, risk assessment, and governance. Liquid Advisors has provided services to an affiliate of CoinShares since 2021. From September 2018 to September 2019, Ms. Tierney served as Head of Strategy and General Counsel at Templum, Inc., a broker-dealer and alternative trading system focused on primary offerings and secondary trading of unregistered digital securities. Prior to that, she held senior roles at Nasdaq Private Market and SecondMarket Holdings, Inc. (now Digital Currency Group), and previously served in legal and regulatory roles at NYSE Euronext, Skadden, Arps, Slate, Meagher & Flom LLP, and the U.S. Securities and Exchange Commission. She is a long-standing member of the Board of Directors of the Association of SEC Alumni (ASECA), for which she served as President from 2023 to 2025. Ms. Tierney holds FINRA Series 7, 63, and 24 licenses.

For the 2026 calendar year, each Independent Trustee is paid a fixed annual retainer of $25,000. The fixed annual retainer is allocated equally among each Fund in the CoinShares Fund Complex. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

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The following table sets forth the compensation earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Fund and the aggregate compensation paid to them for services to the CoinShares Fund Complex, for the fiscal year ended September 30, 2025. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by CoinShares.

Name of Trustee	Compensation from the Fund	Total Compensation from the CoinShares Fund Complex
Keith Fletcher	$8,333.33	$25,000
Steve Lehman	$8,333.33	$25,000
Mark Osterheld	$8,333.33	$25,000

Interested and Independent Trustees

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the CoinShares Fund Complex as of December 31, 2025:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the CoinShares Fund Complex
Interested Trustees
Annemarie Tierney	None	None
Independent Trustees
Keith Fletcher	None	None
Steve Lehman	None	None
Mark Osterheld	None	None

As of December 31, 2025, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of December 31, 2025, the officers and Trustees, in the aggregate, owned less than 1% of the shares of the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. As of the date of this SAI, the Fund has not yet commenced operations and accordingly has no shareholders.

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

Investment Adviser. CoinShares Asset Management (US) LLC, 437 Madison Avenue, 28th Floor New York, New York 10022, serves as the investment adviser to the Fund. CoinShares is a Delaware limited liability company and a wholly-owned subsidiary of CoinShares Co. CoinShares discharges its responsibilities subject to the policies of the Board of Trustees. CoinShares also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between CoinShares and the Trust, on behalf of the Fund (the “Investment Management Agreement”), CoinShares oversees the investment of the Fund’s assets and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay CoinShares an annual management fee equal to a percentage of its daily net assets, as detailed in the below table.

Management Fee

Fund	Fee
CoinShares Bitcoin Volatility Leveraged ETF	0.95%

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As of the date of this SAI, the Fund has not yet commenced operations. Accordingly, the Fund has not paid any management fees.

Under the Investment Management Agreement, CoinShares shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of CoinShares in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to CoinShares, or by CoinShares on 60 days’ written notice to the Fund.

Investment Sub-Adviser. CoinShares has retained Vident Advisory, LLC (d/b/a Vident Asset Management), 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009, to act as sub-adviser to the Fund pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”). Vident was formed in 2016 and provides sub-advisory services to multiple ETFs. Vident is owned by Vident Capital Holdings, LLC which is controlled by MM VAM, LLC. MM VAM, LLC is owned by Casey Crawford.

Pursuant to the Sub-Advisory Agreement, CoinShares has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees. Vident receives a sub-advisory fee equal to the greater of (1) $60,000 per annum or (2) 0.09% per annum of the average daily net assets of the Fund on the first $500 million in assets, 0.08% on the next $500 million in assets, and 0.07% on all assets over $1 billion, calculated daily and paid monthly. CoinShares is responsible for paying the entire amount of the Vident’s fee for the Fund. As of the date of this SAI, the Fund has not yet commenced operations and accordingly has not paid any sub-advisory fees.

Portfolio Managers. The portfolio managers are primarily responsible for the day-to-day management of the Fund. There are currently three portfolio managers, as follows:

Bill Cannon, Head of ETF Portfolio Management at CoinShares. Prior to joining CoinShares, Bill was a Managing Director at Guggenheim Partners Investment Management, where he was member of the insurance portfolio management division responsible for $80 billion of assets under management. Before that, Mr. Cannon worked at the Chicago Mercantile Exchange and the Chicago Board Options Exchange as a derivatives broker for equity index and interest rate futures and options. Mr. Cannon earned a BA in Chemistry from the University of Vermont and an MBA from the Quinlan School of Business at Loyola University Chicago.

Rafael Zayas, CFA, Senior Vice President, Head of Portfolio Management and Trading of Vident. Mr. Zayas has over 15 years of trading and portfolio management experience in global equity products and ETFs. He is SVP, Head of Portfolio Management and, specializing in managing and trading of developed, emerging, and frontier market portfolios. Prior to joining Vident, he was a Portfolio Manager at Russell Investments where he oversaw over $5 billion in quantitative strategies across global markets, including emerging, developed and frontier markets and listed alternatives. Before that, he was an equity Portfolio Manager at BNY Mellon Asset Management, where he was responsible for $150 million in internationally listed global equity ETFs and assisted in managing $3 billion of global ETF assets. Mr. Zayas holds a BS in Electrical Engineering from Cornell University. He also holds the Chartered Financial Analyst designation.

Austin Wen, CFA, Senior Portfolio Manager of Vident. Mr. Wen has over a decade of investment experience. At Vident, Mr. Wen specializes in portfolio management and trading of equity, derivative, and commodities-based portfolios, as well as risk monitoring and investment analysis. Previously, he was a financial analyst for Vident Financial, focusing on the development and review of various investment solutions. He began his career as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a BA in Finance from the University of Georgia and holds the Chartered Financial Analyst designation.

Compensation. Bill Cannon is compensated by CoinShares and receives a competitive salary. He may receive bonuses based on qualitative considerations, such as his contribution to the organization, and performance reviews in relation to job responsibilities. Messrs. Zayas and Wen are compensated by Vident. Each is paid a fixed salary and discretionary bonus that is not based on the performance of the Fund.

Ownership of Fund Securities. The following table sets forth the dollar range of equity securities beneficially owned by each of the portfolio managers of the Fund as of September 30, 2025:

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Bill Cannon	None
Rafael Zayas	None
Austin Wen	None

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Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of September 30, 2025.

Portfolio Managers	Registered Investment Companies Number of Accounts ($ Assets)	Other Pooled Investment Vehicles Number of Accounts ($ Assets)	Other Accounts Number of Accounts ($ Assets)
Bill Cannon	2 ($300.7 million)	0 ($0)	0 ($0)
Rafael Zayas	65 ($9.25 billion)	18 ($5.15 billion)	0 ($0)
Austin Wen	74 ($8.88 billion)	21 ($5.18 billion)	0 ($0)

Conflicts of Interest. The Sub-Adviser’s portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives as the Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Fund. While the portfolio managers’ management of other accounts may give rise to the following potential conflicts of interest, the Sub-Adviser does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Sub-Adviser believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

Fund Administration. The administrator, fund accountant and transfer agent for the Fund is U.S. Bancorp Fund Services, LLC (“USBFS”, “Administrator”, “Fund Accountant” or “Transfer Agent”), which has its principal office at 615 East Michigan Street, Milwaukee, WI 53202 and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds. USBFS performs these services pursuant to three separate agreements, a fund administration servicing agreement, a fund accounting servicing agreement and a transfer agent servicing agreement.

Administration Agreement. Pursuant to the fund administration servicing agreement with the Trust (“Administration Agreement”), USBFS provides all administrative services necessary for the Fund, other than those provided by CoinShares, subject to the supervision of the Board of Trustees. USBFS employees generally will not be officers of the Fund for which they provide services.

The Administration Agreement is terminable by the Board or CoinShares on ninety (90) days’ written notice and may be assigned provided the non-assigning party provides prior written consent. The Administration Agreement shall remain in effect for three years from the date of its initial approval, unless amended, and its renewal is subject to approval of the Board for periods thereafter. The Administration Agreement provides that in the absence of the USBFS’s refusal or willful failure to comply with the Agreement or bad faith, negligence or willful misconduct on the part of USBFS, USBFS shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Agreement, USBFS provides all administrative services, including, without limitation: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) overseeing the performance of administrative and professional services to the Fund by others, including the Fund’s custodian, as applicable; (iii) preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, preparing the Fund’s tax returns, and preparing reports to the Fund’s shareholders and the SEC; (iv) calculation of yield and total return for the Fund; (v) monitoring and evaluating daily income and expense accruals, and sales and redemptions of Shares of the Fund; (vi) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its Shares under such laws; (vii) preparing notices and agendas for meetings of the Fund’s Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (viii) monitoring periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

Accounting Agreement. Pursuant to the fund accounting servicing agreement with the Trust (the “Fund Accounting Agreement”), USBFS provides the Fund with all accounting services, including, without limitation: (i) daily computation of NAV; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; and (v) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the custodian and CoinShares.

For the administrative and fund accounting services rendered to the Fund by USBFS, USBFS is paid an annual fee based on the average net assets of the Fund, subject to a minimum annual fee. Pursuant to the Fund’s unitary management fee structure, CoinShares is responsible for paying for the services provided by USBFS, and the Fund does not directly pay USBFS.

Transfer and Dividend Agent. USBFS acts as the Fund’s transfer and dividend agent. The Fund pays USBFS for its services as its transfer and dividend agent.

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Custodian. U.S. Bank National Association, 1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212, serves as custodian (the “Custodian”) for the Fund’s cash and securities. Pursuant to a custodian servicing agreement with the Fund (the “Custodian Agreement”), it is responsible for maintaining the books and records of the Fund’s portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving the assets of the Fund.

Securities Lending Agent. The Fund may participate in securities lending arrangements whereby the Fund lends certain of its portfolio securities to brokers, dealers, and financial institutions (not with individuals) to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Fund’s securities lending agent and is responsible for (i) negotiating the fees (rebates) of securities loans within parameters approved by the Board; (ii) delivering loaned securities to the applicable borrower(s), a list of which has been approved by the Board; (iii) investing any cash collateral received for a securities loan in investments pre-approved by the Board; (iv) receiving the returned securities at the expiration of a loan’s term; (v) daily monitoring of the value of the loaned securities and the collateral received; (vi) notifying borrowers to make additions to the collateral, when required; (vii) accounting and recordkeeping services as necessary for the operation of the securities lending program, and (viii) establishing and operating a system of controls and procedures to ensure compliance with its obligations under the Fund’s securities lending program.

As of the date of this SAI, the Fund has not yet commenced operations and has not engaged in securities lending activities.

Distributor. ALPS Distributors, Inc. (the “Distributor”) serves as distributor and principal underwriter of the Creation Units of the Fund. Its principal address is 1290 Broadway, Suite 1000, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described below under the heading “Creation and Redemption of Creation Units.”

CoinShares may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares. CoinShares’s available resources to make these payments include profits from advisory fees received from the Fund. The services CoinShares may pay for include, but are not limited to, advertising and attaining access to certain conferences and seminars, as well as being presented with the opportunity to address investors and industry professionals through speeches and written marketing materials.

Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund for that period.

Aggregations. Shares of the Fund in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund’s shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

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BROKERAGE ALLOCATIONS

The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of CoinShares to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to CoinShares and its clients. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on the Fund’s futures transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, the Sub-Adviser considers, among other things, the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (i) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Such brokerage and research services are often referred to as “soft dollars.” CoinShares has advised the Board of Trustees that it does not currently intend to use soft dollars.

Notwithstanding the foregoing, in selecting brokers, the Sub-Adviser may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Sub-Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Sub-Adviser or the Trust. In addition, the Sub-Adviser must determine that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Management Agreement provides that such higher commissions will not be paid by the Fund unless the Adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to CoinShares under the Investment Management Agreement would not be reduced as a result of receipt by CoinShares of research services.

The Sub-Adviser places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Fund effects securities transactions may be used by the Sub-Adviser in servicing all of its accounts; not all of such services may be used by the Sub-Adviser in connection with the Fund. The Sub-Adviser believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, the Sub-Adviser believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. The Sub-Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Sub-Adviser are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

As of the date of this SAI, the Fund has not yet commenced operations. Accordingly, information regarding brokerage commissions is not available.

As of the date of this SAI, the Fund has not yet commenced operations and has not paid commissions to any affiliated brokers.

Research Services. As of the date of this SAI, the Fund has not yet commenced operations and has not paid commissions to brokers in return for research services.

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ADDITIONAL INFORMATION

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Shares of the Fund are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the Exchange is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Fund’s portfolio holdings will also be available on the Fund’s website at https://coinshares.com/us/etf/. The Trust, CoinShares, Vident and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose on a quarterly basis the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. Form N-PORT for the Trust is available on the SEC’s website at https://www.sec.gov. The Fund’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-PORT are available without charge, upon request, by calling 1-800-617-0004 or by writing to CoinShares ETF Trust, 437 Madison Avenue, 28th Floor New York, New York 10022.

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Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, CoinShares, Vident and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Fund as part of its investment advisory services, subject to the supervision and oversight of the Board of Trustees. Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund’s investments.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free, (800) SEC-0330 or by accessing the SEC’s website at www.sec.gov.

The Fund invests exclusively in non-voting securities and as such, the Adviser does not have any policies or procedures concerning proxy voting.

CREATION AND REDEMPTION OF CREATION UNITS

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” that have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on every business day, an ETF publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

Authorized Participants. An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

Business Day. A “Business Day” is generally any day on which the New York Stock Exchange (“NYSE”), the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

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Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro rata, custom and forward- looking pro rata baskets are calculated by the Fund’s investment adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later 2:00 p.m. Eastern Standard Time on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. Notwithstanding the foregoing, the Fund may, but is not required to permit orders until 4:00 p.m., Eastern time, or until the market closes (in the event the Exchange closes early). However, at its discretion, the Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than two Business Days after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

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Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Acceptance of Creation Orders. The Fund will accept all orders for Creation Units that are in good order. Circumstances under which the Fund may not accept a creation order include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the required consideration is not delivered; (iv) the acceptance of the Fund Deposit would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process orders of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, CoinShares, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the Transfer Agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

Acceptance of Redemption Orders. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units. Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

CERTAIN U.S. FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax adviser.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

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As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Income from commodities is generally not qualifying income for RICs. Because Bitcoin Volatility Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin Volatility Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from Bitcoin Volatility Futures Contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS had issued numerous PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the Internal Revenue Service. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

The Fund has undertaken to not hold more than 25% of its assets in the Subsidiary at the end of any quarter. If the Fund fails to limit itself to the 25% ceiling and fails to correct the issue within 30 days after the end of the quarter, the Fund may fail the RIC diversification tests described above.

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions

Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.

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The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution, which will be regarded as a qualifying dividend.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. An election may be available to you to defer recognition of the gain attributable to a capital gain dividend if you make certain qualifying investments within a limited time. You should talk to your tax adviser about the availability of this deferral election and its requirements. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a tax basis in each such share equal to the value of a Share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the value of those Shares.

Sale or Exchange of Fund Shares

Upon the sale or other disposition of Shares of the Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

Taxes on Purchase and Redemption of Creation Units

If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments

Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Bitcoin Volatility Futures Contracts

The Fund’s transactions in Bitcoin Volatility Futures Contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirements for avoiding excise taxes.

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Investments in Certain Non-U.S. Corporations

If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

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Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Other Taxation

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

As of the date of this SAI, the Fund has not yet commenced operations and therefore does not have any capital loss carryforwards.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The per Share NAV of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Under normal circumstances, daily calculation of the net asset value will utilize the last closing price of each security held by the Fund at the close of the market on which such security is principally listed. In determining NAV, portfolio securities for the Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

(1) Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ and AIM, the securities are valued at the midpoint between the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

(2) Securities traded in the OTC market are valued at the midpoint between the bid and asked price, if available, and otherwise at their closing bid prices.

In addition, the following types of securities will be valued as follows:

(1) Fixed income securities will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair value is based on prices of comparable securities.

The value of any portfolio security held by the Fund for which market quotations are not readily available will be determined by CoinShares in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of an issue of securities would appear to be the amount, that the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities. Rule 2a-5 addresses a board’s valuation policies and the role of the board with respect to the fair value of a fund’s investments. It further provides requirements for determining fair value in good faith under the 1940 Act. The Board of Trustees has designated the Adviser as “valuation designee” to perform fair value determinations for all of the Funds’ investments pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. The Board of Trustees will oversee the Adviser’s fair value determinations and its performance as valuation designee.

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Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used in secondary market transactions.

Because foreign markets may be open on different days than the days during which a shareholder may purchase the shares of the Fund, the value of the Fund’s investments may change on the days when shareholders are not able to purchase the shares of the Fund.

The Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (i) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (ii) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund’s investments or determination of its net assets is not reasonably practicable; or (iii) during any period when the SEC may permit.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book- entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

MISCELLANEOUS INFORMATION

Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm. The firm audits the Fund’s financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

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PERFORMANCE INFORMATION

As of the date of this SAI, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://coinshares.com/us/etf/ and will provide some indication of the risks of investing in the Fund.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund has not yet commenced operations and therefore does not have audited financial statements. Once the Fund commences operations, the audited financial statements and notes thereto in the Fund’s Annual Report to Shareholders will be incorporated by reference into this SAI. A copy of the Annual Report, when available, may be obtained upon request and without charge by writing CoinShares Asset Management (US) LLC at 437 Madison Avenue, 28th Floor, New York, New York 10022 or by calling 1-800-617-0004.

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The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Preliminary Statement of Additional Information

Dated June 8, 2026

Subject to Completion

Statement of Additional Information

COINSHARES ETF TRUST Investment Company Act File No. 811-23725

	Ticker Symbol	Exchange
CoinShares Bitcoin Volatility Inverse ETF	BBIX	Nasdaq

Dated [       ], 2026

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated [      ], 2026, as it may be revised from time to time (the “Prospectus”), for the CoinShares Bitcoin Volatility Inverse ETF (the “Fund”), a series of the CoinShares ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s distributor, ALPS Distributors, Inc., at 1290 Broadway, Suite 1000, Denver, Colorado 80203, or by calling toll free at (303) 623-2577..

As of the date of this SAI, the Fund has not yet commenced operations and therefore does not have an Annual Report. Once available, the audited financial statements for the Fund’s most recent fiscal year will appear in the Fund’s Annual Report to Shareholders, which will be filed with the Securities and Exchange Commission (the “SEC”). The financial statements from the Annual Report will be incorporated herein by reference. The Annual Report will be available without charge by calling (855) 267-3837 or by visiting the SEC’s website at www.sec.gov.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust is a Delaware statutory trust organized on December 11, 2020. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares of multiple separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified.

The Fund is advised by CoinShares Asset Management (US) LLC (“CoinShares” or the “Adviser”). Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Fund expects to gain exposure to Bitcoin Volatility Futures Contracts by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands, the CoinShares Bitcoin Volatility Inverse ETF Cayman Ltd. (the “Subsidiary”).

The shares of the Fund (“Shares”) are expected to list and principally trade on the Nasdaq Stock Market LLC (the “Exchange”). The Shares will trade on the Exchange at market prices that may be below, at or above net asset value (“NAV”). ETFs, such as the Fund, do not sell or redeem individual shares of the Fund. Instead, the Fund offers, issues and redeems Shares at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). Financial entities known as “authorized participants” or “APs” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities and other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and/or other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

The Fund is a separate series of the Trust, and each Share represents an equal proportionate interest in the Fund. All consideration received by the Trust for Shares and all assets of the Fund belong solely to the Fund and would be subject to liabilities related thereto. The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

EXCHANGE LISTING AND TRADING

The Exchange may, but is not required to, remove the Shares of the Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares; (2) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (3) the Fund no longer complies with certain listing exchange rules; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares of the Fund from listing and trading upon termination of the Trust or the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Fund reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

The Fund is required by the Exchange to comply with certain listing standards (which includes certain investment parameters) in order to maintain its listing on the Exchange. Compliance with these listing standards may compel the Fund to sell securities at an inopportune time or for a price other than the security’s then-current market value. The sale of securities in such circumstances could limit the Fund’s profit or require the Fund to incur a loss, and as a result, the Fund’s performance could be impacted.

INVESTMENT OBJECTIVE AND POLICIES

The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund. The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-0.5x) of the daily performance of the CME CF Bitcoin Volatility Index - Real Time (the “Bitcoin Volatility Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act.

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)	The Fund will not concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that the Fund will invest more than 25% of its total assets in investments that provide exposure to Bitcoin Volatility-Linked Instruments. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees. The Fund’s investment objective is a non-fundamental policy that the Board may change without approval by shareholders upon 60 days’ prior written notice to shareholders. The Fund does not take temporary defensive positions.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund’s investment objective, policies and strategies that appear in the Fund’s Prospectus. The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to Bitcoin Volatility Futures Contracts that trade only on an exchange registered with the CFTC, and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Bitcoin Volatility Futures Contracts (“Collateral Investments”). The Fund does not invest directly in the Bitcoin Volatility Index, which is a non-investable index. Instead, the Fund seeks to benefit from decreases in the price of Bitcoin Volatility Futures Contracts.

An investment in the Fund also should be made with an understanding of the risks inherent in an investment in Bitcoin Volatility Futures Contracts, securities and other assets. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-0.5x) investment results, understand the risks associated with the use of inverse positions and exposure, and are willing to monitor their portfolios frequently. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. An investor in the Fund could potentially lose the full value of their investment within a single day. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index has historically tended to revert to a long-term average over time. As such, any gains from investments in the Fund may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average.

Types of Investments

Cayman Subsidiary. The Fund expects to gain exposure to Bitcoin Volatility Futures Contracts by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands, the CoinShares Bitcoin Volatility Inverse ETF Cayman Ltd. (the “Subsidiary”). The Fund may invest a portion of its total assets in the Subsidiary. Only the Subsidiary, not the Fund, will invest in Bitcoin Volatility Futures Contracts. Because the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in the Prospectus and this SAI, the Fund may be considered to be investing indirectly in those investments through the Subsidiary. Therefore, except as otherwise noted, for purposes of this disclosure, references to the Fund’s investments may also be deemed to include the Fund’s indirect investments through the Subsidiary.

The Subsidiary is not registered under the 1940 Act and is not directly subject to its investor protections, except as noted in the Prospectus or this SAI. However, the Subsidiary is wholly-owned and controlled by the Fund and is advised by CoinShares and sub-advised by Vident. The Trust’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. CoinShares receives no additional compensation for managing the assets of the Subsidiary. The Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and accounting agent services with the same service providers or with affiliates of the same service providers that provide those services to the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, custody, and leverage on an aggregate basis with the Subsidiary.

Changes in the laws of the United States (where the Fund is organized) and/or the Cayman Islands (where the Subsidiary is incorporated) could prevent the Fund and/or the Subsidiary from operating as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require the Subsidiary to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets.

The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual Report.

Other Investments. In order to help the Fund meet its daily investment objective by maintaining the daily desired level of inverse exposure to the Bitcoin Volatility Index, maintain its tax status as a regulated investment company on days in and around quarter-end, or if the Fund is unable to obtain the desired exposure to Bitcoin Volatility Futures Contracts because it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements. The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases. As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions. When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act, including as applicable, the value-at-risk based limit on leverage risk.

Swaps that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes.

Fixed Income Investments and Cash Equivalents. Fixed income Investments and cash equivalents held by the Fund may include, without limitation, the types of investments set forth below.

(1) The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration and the Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, the Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal National Mortgage Association (“FNMA”). In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

(2) The Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured. The Fund may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

(3) The Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(5) The Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The Fund’s portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may invest in commercial paper only if it has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, judged by Vident to be of comparable quality.

(6) The Fund may invest in shares of money market funds, as consistent with its investment objective and policies. Shares of money market funds are subject to management fees and other expenses of those funds. Therefore, investments in money market funds will cause the Fund to bear proportionately the costs incurred by the money market funds’ operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of money market funds. It is possible for the Fund to lose money by investing in money market funds.

(7) The Fund may invest in corporate debt securities, as consistent with its investment objective and policies. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Bitcoin Volatility Futures Contracts. In order to obtain inverse (-0.5x) daily exposure to the Bitcoin Volatility Index, the Fund, through the Subsidiary, intends to typically enter into cash-settled Bitcoin Volatility Futures Contracts as the “seller.” In simplest terms, in a cash-settled futures market the seller receives cash from the counterparty if the price of a futures contract goes down, and the seller pays cash to the counterparty if the price of the futures contract goes up. The Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. The Fund does not invest directly in the Bitcoin Volatility Index, which is a non-investable index.

Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the reference asset or index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of a reference asset or index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized; if it is more, a loss will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate futures trading and to maintain the Fund’s and the Subsidiary’s open positions in futures contracts. A margin deposit is intended to ensure the Fund’s or the Subsidiary’s performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the futures contract being traded to as much as approximately 50% of the notional value of the futures contract. The margin on Bitcoin Volatility Futures Contracts has historically been significantly higher than many other Futures Instruments.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund or the Subsidiary. In computing daily net asset value, the Fund will mark to market the current value of its open futures contracts. The Fund expects to earn interest income on its margin deposits.

Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The day limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses. Despite the daily price limits on various futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Subsidiary invests in commodity futures contracts, the assets of the Fund and the Subsidiary, and therefore the prices of Fund shares, may be subject to greater volatility.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund’s net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Bitcoin Volatility Futures Contracts. The Bitcoin Volatility Index is an index designed to measure the implied volatility of the CME Bitcoin Options Market over 30 days in the future. The Bitcoin Volatility Index is calculated and published once per second by CF Benchmarks Ltd. The Bitcoin Volatility Index is constructed using orderbook data from CME Bitcoin Futures and CME Options on Bitcoin Futures and Micro Bitcoin Futures, where price discovery is facilitated by the GLOBEX central limit order book system and transactions are centrally cleared. The Bitcoin Volatility Index is calculated using a widely accepted standard variance swap replication technique, whereby option price data from different strikes and expiration dates is converted into a fair, constant maturity measure of bitcoin volatility.

The markets for Bitcoin Volatility Futures Contracts may be illiquid. This means that the Subsidiary may not be able to buy and sell Bitcoin Volatility Futures Contracts quickly or at the desired price. For example, it is difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A materially adverse development in one or more of the factors on which the liquidity of the market for Bitcoin Volatility Futures Contracts depends may cause the market to become illiquid, for short or long periods. In such markets, the Subsidiary may not be able to buy and sell Bitcoin Volatility Futures Contracts quickly (or at all) or at the desired price. Market illiquidity may cause losses for the Fund. Additionally, the large size of the futures positions which the Subsidiary may acquire increases the risk of illiquidity, as larger positions may be more difficult to fully liquidate, may take longer to liquidate, and, as a result of their size, may expose the Fund to potentially more significant losses while trying to do so.

Limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity with respect to some financial instruments and have a negative impact on Fund performance. During periods of market illiquidity, including periods of market disruption and volatility, it may be difficult or impossible for the Fund to buy or sell futures contracts or other financial instruments.

Regulatory Aspects of Investments in Futures. CoinShares is registered as a “commodity pool operator” and Vident is registered as a “commodity trading adviser” with the National Futures Association (the “NFA”) pursuant to the rules and regulations of the Commodity Futures Trading Commission (the “CFTC”). Vident’s investment decisions may need to be modified, and commodity contract positions held by the Fund and/or the Subsidiary may have to be liquidated at disadvantageous times or prices, to avoid exceeding position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of the law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Derivatives Risk Management. The Fund has adopted a derivatives risk management program (the “DRM Program”) pursuant to Rule 18f-4 under the 1940 Act. The DRM Program includes policies and procedures that are reasonably designed to manage the Fund’s derivatives risks. The Fund has designated a derivatives risk manager who is responsible for administering the DRM Program. The Fund is subject to a value-at-risk (“VaR”) based limit on fund leverage risk, and the derivatives risk manager will provide regular reporting to the Board of Trustees regarding the Fund’s compliance with the DRM Program and the VaR-based limit. The Fund may be required to reduce its derivatives exposure if it exceeds the applicable VaR limit for more than five consecutive business days, which could adversely affect the Fund’s ability to meet its investment objective.

Asset Coverage For Futures Positions. The Fund and Subsidiary will comply with SEC guidance with respect to coverage of futures positions by registered investment companies. SEC guidance may require the Fund, in certain circumstances, to segregate cash or liquid securities on its books and records, or engage in other appropriate measures to “cover” its obligations under certain futures or derivative contracts. For example, with respect to futures that are not cash settled, the Fund is required to segregate liquid assets equal to the full notional value of the futures contract. For futures contracts that are cash settled, the Fund is required to segregate liquid assets in an amount equal to the Fund’s daily mark-to-market (net) obligation (i.e., the Fund’s daily net liability) under the contract. Securities earmarked or held in a segregated account cannot be sold while the Fund’s futures position is outstanding, unless replaced with other permissible assets (or otherwise covered), and will be marked-to-market daily. As an alternative to segregating assets, for any futures contract held by the Fund, the Fund could purchase a put option on that same futures contract with a strike price as high or higher than the price of the contract held. The Fund may not enter into futures positions if such positions will require the Fund to set aside or earmark more than 100% of its net assets.

Federal Income Tax Treatment of Bitcoin Volatility Futures Contracts and Investments in the Subsidiary. The Subsidiary’s transactions in Bitcoin Volatility Futures Contracts will be subject to special provisions of the Internal Revenue Code of 1986, as amended (the “Code”) that, among other things, may affect the character of gains and losses realized by the Subsidiary (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Subsidiary and may defer Subsidiary losses. Because the Subsidiary is a controlled foreign corporation for U.S. federal income tax purposes, this treatment of the Subsidiary’s income will affect the income the Fund must recognize. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Subsidiary to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Subsidiary and the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirement for avoiding excise taxes.

The Fund intends to treat any income it may derive from Bitcoin Volatility Futures Contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to “regulated investment companies” (“RICs”). The Internal Revenue Service had issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the Internal Revenue Service. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

INVESTMENT RISKS

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in the Fund’s shares entails, including the risk that the financial condition of the issuers of the securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. Bitcoin Volatility-Linked Instruments are relatively new investments. They are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

Cost of Futures Investment Risk.

When a Bitcoin Volatility Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Bitcoin Volatility Futures Contract with a later expiration date. This is commonly referred to as “rolling.” When the Bitcoin Volatility Index futures market is in contango, which historically has been a common market condition, inverse funds such as the Fund may benefit because they are effectively selling lower priced, expiring contracts and purchasing (going short on) higher priced, longer-dated contracts, which may produce positive roll yield. However, when the market is in backwardation, the Fund would experience negative roll yield, as the expiring contract would be sold at a higher price than the longer-dated contract being purchased. The price difference between the expiring contract and longer-dated contract associated with rolling Bitcoin Volatility Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Backwardation in the Bitcoin Volatility Index futures market may have a significant adverse impact on the performance of the Fund. Both contango and backwardation would affect the Fund’s correlation to the level of the Bitcoin Volatility Index and may limit or prevent the Fund from achieving its investment objective.

Investment Strategy Risk.

The Fund, through the Subsidiary, invests primarily in Bitcoin Volatility Futures Contracts. The Fund does not invest directly in or hold the Bitcoin Volatility Index. Instead, the Fund seeks to benefit from decreases in the price of Bitcoin Volatility Futures Contracts for a single day. The price of Bitcoin Volatility Futures Contracts may differ, sometimes significantly, from the level of the Bitcoin Volatility Index. Consequently, the Fund may perform differently from the level of the Bitcoin Volatility Index. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of Bitcoin Volatility Futures Contracts and decrease the correlation between the performance of Bitcoin Volatility Futures Contracts and the Bitcoin Volatility Index, over short or even long-term periods.

Investment Capacity Risk.

If the Fund’s ability to obtain exposure to Bitcoin Volatility Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the Bitcoin Volatility Index futures market, a disruption to the Bitcoin Volatility Index futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, the Fund would not be able to achieve its investment objective and may experience significant losses.

Leverage Risk.

The Fund seeks to achieve and maintain exposure to the price of the Bitcoin Volatility Index by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

Cash Transaction Risk.

Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process.

Clearing Broker Risk.

The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets.

Counterparty Risk.

The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts and other transactions such as repurchase agreements or reverse repurchase agreements. The Fund’s ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. The Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances.

Reverse Repurchase Agreements Risk.

The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

Subsidiary Investment Risk.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Active Management Risk.

The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Active Market Risk.

Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Asset Concentration Risk.

Since the Fund may take concentrated positions in Bitcoin Volatility Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Authorized Participant Concentration Risk.

Only an AP may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Commodity Regulatory Risk.

The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Position Limits Risk.

The CFTC and U.S. futures exchanges have established position limits and accountability levels on the maximum net long or net short positions that any person or group of persons under common trading control (other than hedgers, which the Subsidiary is not) may hold, own, or control in particular futures contracts, and accountability levels for options. All accounts owned by the Adviser and its affiliates will be combined for speculative position limit purposes. These limits may constrain the Subsidiary’s ability to purchase or sell futures contracts if the positions approach or exceed these limits. This may cause the Fund to seek exposure through alternative investments and affect the Fund’s ability to achieve its investment objective. In addition, limiting the size of the Fund’s positions under these circumstances may cause it to forgo certain investments and not meet its investment objective.

New Fund Risk.

As of the date of this SAI, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk.

The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Premium/Discount Risk.

The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value.

Trading Issues Risk.

Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Valuation Risk.

The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time.

Bitcoin Volatility Index Investing Risk.

The Fund is indirectly exposed to the risks of the Bitcoin Volatility Index through its investments in the Bitcoin Volatility Futures Contracts and other Bitcoin Volatility-Linked Instruments. The Bitcoin Volatility Index is an index designed to measure the implied volatility of the CME Bitcoin Options Market over 30 days in the future. The Bitcoin Volatility Index cannot be directly invested in, and the Fund’s performance may differ significantly from the performance of the Bitcoin Volatility Index itself. The following factors may affect the level of the Bitcoin Volatility Index: prevailing market prices and forward volatility levels of spot cryptocurrency markets, bitcoin, the prevailing market prices of options on bitcoin, the Bitcoin Volatility Index, or any other financial instruments related to bitcoin and the Bitcoin Volatility Index; market sentiment; interest rates; inflation rates or inflation expectations; economic, financial, political, regulatory, geographical, biological or judicial events that affect the current volatility reading of the Bitcoin Volatility Index or the market price or forward volatility of spot cryptocurrency markets, bitcoin or the Bitcoin Volatility Index; supply and demand as well as hedging activities in the listed and OTC cryptocurrency derivatives markets; and disruptions in trading of bitcoin or derivatives instruments that track bitcoin (such as options and futures contracts). Each of these factors could have a negative impact on the level of the Bitcoin Volatility Index and therefore the value of the Fund.

Bitcoin Volatility Futures Contracts Risk.

Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” Bitcoin Volatility Futures Contracts are subject to price limits. Price limits represent the maximum price range permitted for a Bitcoin Volatility Futures Contract in each trading session. When a price limit is hit, the Bitcoin Volatility Index futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

Aggressive Investment Risk.

Bitcoin Volatility Futures Contracts are relatively new investments, are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. Investors should actively manage and monitor their investments, as frequently as daily.

Inverse Exposure Risk.

The Fund seeks inverse (-0.5x) daily exposure to the Bitcoin Volatility Index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in long positions. Inverse exposure involves the risk that the Fund will incur a loss because the value of the asset that is the subject of the inverse position increases. Inverse positions are designed to profit from declining prices and are subject to the risk that the Fund could lose money if the asset’s price rises. This is the opposite of a traditional long position where a fund profits when prices increase. The Fund’s daily objective of inverse (-0.5x) exposure means that if the Bitcoin Volatility Index increases on a given day, the Fund should experience a decrease in value, and conversely, if the Bitcoin Volatility Index decreases, the Fund should experience an increase in value. Over periods longer than a single day, the Fund’s performance will depend on the path of the Bitcoin Volatility Index and compounding effects, which may result in performance that differs significantly from inverse (-0.5x) the return of the Bitcoin Volatility Index for such period.

Compounding Risk.

The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the inverse (-0.5x) of the daily return of the Bitcoin Volatility Index for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. This effect becomes more pronounced as the Bitcoin Volatility Index volatility and holding periods increase.

Inverse Correlation Risk.

A number of factors may affect the Fund’s ability to achieve a high degree of inverse (-0.5x) correlation with the price of the Bitcoin Volatility Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the inverse (-0.5x) of the returns of the Bitcoin Volatility Index on a given day.

Target Exposure and Rebalancing Risks.

The Fund normally will seek to maintain notional exposure to the Bitcoin Volatility Index at -50%. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Bitcoin Volatility Futures Contracts on or about such date. If the value of Bitcoin Volatility Futures Contracts rises during such periods when the Fund has reduced its futures exposure to Bitcoin Volatility Futures Contracts, the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period. In addition, significant and unpredictable increases in Bitcoin Volatility Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its target inverse (-0.5x) exposure.

Rebalancing Risk.

If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s daily investment objective. In these instances, the Fund may not successfully track the performance of the Bitcoin Volatility Index and may not achieve its investment objective. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund. For example, such trading may cause the Fund’s futures commission merchants to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Volatility Risk.

Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. Investments linked to cryptocurrency market volatility, including Bitcoin Volatility Futures Contracts, can be highly volatile and may experience sudden, large and unexpected losses. The value of the Fund’s investments in Bitcoin Volatility Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund. The market for Bitcoin Volatility Futures Contracts may fluctuate widely based on a variety of factors, including changes in overall market movements, political and economic events and policies, wars, acts of terrorism, natural disasters, changes in interest rates or inflation rates. The value of the Fund’s Bitcoin Volatility Futures Contracts is also tied to the spot price of bitcoin, which has historically exhibited extreme volatility.

Mean Reversion Risk.

Unlike other asset classes that have historically tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index has historically tended to revert to a long-term average over time. As such, any gains from investments in the Fund may be constrained. The potential upside of an investment in the Fund may be limited, and gains, if any, may be subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average. The Fund is generally intended to be used only for short-term investment horizons. Investors holding Shares of the Fund beyond short-term periods have an increased risk of losing all or a substantial portion of their investment.

Digital Asset Regulatory Risk.

The regulatory framework for digital assets, including bitcoin and instruments linked to bitcoin volatility, continues to evolve in the United States and internationally. The SEC, CFTC, and other regulatory authorities have taken varying positions on the classification and treatment of digital assets and related products. Changes in laws, regulations, or regulatory interpretations could adversely affect the value, transferability, or liquidity of digital assets, impose restrictions on digital asset trading platforms, or otherwise negatively impact the Fund’s investments. The regulatory environment for digital assets is characterized by uncertainty, and future regulatory developments could be adverse to the Fund. For example, regulatory actions could limit the ability of the CME or other exchanges to list or trade Bitcoin Volatility Futures Contracts, impose additional requirements on the Fund or its service providers, or affect the calculation or publication of the Bitcoin Volatility Index.

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Cyber Security Risk

As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The Fund will only invest in exchange-traded futures contracts and will not invest in any over-the-counter derivatives. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund’s shares and can result in losses that exceed the amount originally invested. The success of the Sub-Adviser’s derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

(1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager’s ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers’ judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.

(2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM.

(3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of the underlying reference asset. This might occur due to factors unrelated to the value of the investments underlying reference asset, such as speculative or other pressures on the markets in which these instruments are traded.

(4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearing house is the counterparty of every contract. The Fund might be required by applicable regulatory requirements to maintain assets as “cover,” maintain segregated accounts and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund’s ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

(5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction.

To the extent the Fund enters into derivatives transactions, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

Failure to Qualify as a Regulated Investment Company Risk

If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. If the Fund fails to qualify as a regulated investment company, distributions to the Fund’s shareholders generally would be eligible for the dividends received deduction in the case of corporate shareholders.

Legal and Litigation Risk

In certain frontier and emerging markets, fraud and corruption may be more prevalent than in developed market countries. Securities and issuers that the Fund may invest in are exposed to these risks, which could have a negative impact on a security’s value. It may be difficult for the Fund to obtain or enforce judgments against parties located outside of the U.S. It may be difficult or impossible to obtain or enforce remedies against non-U.S. governments, their agencies, quasi-sovereign entities, other non-U.S. issuers or counterparties.

Listing Standards Risk

The Fund is required by the Exchange to comply with certain listing standards (which includes certain investment parameters) in order to maintain its listing on the Exchange. Compliance with these listing standards may compel the Fund to sell securities at an inopportune time or for a price other than the security’s then-current market value. The sale of securities in such circumstances could limit the Fund’s profit or require the Fund to incur a loss, and as a result, the Fund’s performance could be impacted.

Liquidity Risk

With respect to the Fund’s investments in Collateral Investments, whether or not the securities held by the Fund are listed on a securities exchange, the principal trading market for certain of the securities may be in the OTC market. As a result, the existence of a liquid trading market for such securities may depend on whether dealers will make a market in the securities. There can be no assurance that a market will be made for any of the securities, that any market for such securities will be maintained or that there will be sufficient liquidity of the securities in any markets made. The price at which such securities are held by the Fund will be adversely affected if trading markets for the securities are limited or absent.

Market Events Risk

Turbulence in the economic, political and financial system has historically resulted, and may continue to result, in an unusually high degree of volatility in the capital markets. Both domestic and non-U.S. capital markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue. Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in small or emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their security prices. These events and possible continued market turbulence may have an adverse effect on the Fund.

In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s Shares and result in increased market volatility. During any such events, the Fund’s Shares may trade at increased premiums or discounts to their NAV.

Health crises caused by the outbreak of infectious diseases or other public health issues, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of any such events could negatively affect the global economy, as well as the economies of individual countries or regions, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests and negatively impact the Fund’s investment return.

Swap Agreements Risk

The Fund may enter into swap agreements to obtain exposure to the Bitcoin Volatility Index. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the sub-adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve.

Rolling, Backwardation and Contango Risk

When purchasing stocks or bonds, the buyer acquires ownership in the security; however, buyers of futures contracts are not entitled to ownership of the underlying reference asset until and unless they decide to accept delivery at expiration of the contract. In practice, delivery of the underlying reference asset to satisfy a futures contract rarely occurs because most futures traders use the liquidity of the central marketplace to sell their exchange-traded futures contract before expiration. The Bitcoin Volatility Futures Contracts in which the Fund invests are entirely cash-settled. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” The price of a futures contract is generally higher or lower than the spot price of the underlying asset when there is significant time to expiration of the contract due to various factors within the market. As a futures contract nears expiration, the futures price will tend to converge to the spot price. In some circumstances, the prices of some futures contracts with near-term expirations may be higher than the prices for futures contracts with longer-term expirations. This circumstance is referred to as “backwardation.” If the market for futures contracts is in “backwardation,” investors holding short or inverse positions in futures contracts may experience negative returns as the sale of the near-term month contract would be at a higher price than the longer-term contract. Conversely, a “contango” market is one in which the price of futures contracts in the near-term months are lower than the price of futures contracts in the longer-term months. If the market for futures contracts is in “contango,” it may benefit inverse volatility funds such as the Fund through positive roll yield. The actual realization of roll yield will depend on the difference in price of the near and distant contracts. The Bitcoin Volatility Index futures market has historically experienced significant periods of contango, which may benefit the Fund’s returns, although there is no guarantee that such market conditions will continue. The Fund will not “roll” futures contracts on a predefined schedule as they approach expiration; instead the Sub-Adviser may determine to roll to another futures contract in an attempt to generate maximum yield. There can be no guarantee that such a strategy will produce the desired results.

Additional Market Disruption Risk.

In late February 2022, Russia launched a large scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the West, including the U.S. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia. Such sanctions included, among other things, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions.

Additional sanctions may be imposed in the future. Such sanctions (and any future sanctions) and other actions against Russia may adversely impact, among other things, the Russian economy and various sectors of the economy, including but not limited to, financials, energy, metals and mining, engineering and defense and defense-related materials sectors; result in a decline in the value and liquidity of Russian securities; result in boycotts, tariffs, and purchasing and financing restrictions on Russia’s government, companies and certain individuals; weaken the value of the ruble; downgrade the country’s credit rating; freeze Russian securities and/or funds invested in prohibited assets and impair the ability to trade in Russian securities and/or other assets; and have other adverse consequences on the Russian government, economy, companies and region. Further, several large corporations and U.S. states have announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses.

The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets of the world (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on a Fund’s investments and performance beyond any direct exposure to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies in the world, which may negatively impact such countries and the securities in which the Fund invests. Accordingly, there may be heightened risk of cyberattacks which may result in, among other things, disruptions in the functioning and operations of industries or companies around the world, including in the United States and Europe.

Further, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity.

The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on Fund performance and the value of an investment in the Fund.

MANAGEMENT OF THE FUND

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are three Trustees of the Trust, all of whom are Trustees who are not officers or employees of CoinShares or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser. Annemarie Tierney is deemed an Interested Trustee of the Trust due to her positions as Principal Executive Officer and President of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the CoinShares Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Annemarie Tierney(1) c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor, New York, New York 10022 YOB: 1964	Trustee	Indefinite term (Since December 2025)	Principal, Liquid Advisors Inc. (November 2019-present)	3	CEA Industries Inc. (November 2025-present); Sharps Technologies, Inc. (October 2025-December 2025)
Independent Trustees
Keith Fletcher c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor New York, New York 10022 YOB: 1958	Trustee	Indefinite term Since inception	Principal and Chief Executive Officer, JAHFT Solutions LLC (2017-Present); Partner, Neos Investments (2023-Present)	3	Tortoise Capital Series Trust (2024-Present); Uncommon Portfolio Design Core Equity ETF (2020-2022)
Steve Lehman c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor New York, New York 10022 YOB: 1952	Trustee	Indefinite term Since inception	Executive Chairman, Vymedic Biotech (2019-Present) & CoFoundersLab (2018-Present)	3	None
Mark Osterheld c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor New York, New York 10022 YOB: 1955	Trustee	Indefinite term Since inception	Adjunct Lecturer, Bentley University (2016-2022); Adjunct Lecturer, Clarkson University (2022-2023)	3	Steward Funds (2024-Present); Crossmark ETF Trust (2025-Present)

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the CoinShares Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Officers of the Trust
Annemarie Tierney(1) c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor, New York, New York 10022 YOB: 1964	Principal Executive Officer and President	Indefinite term (Since November 2025)	Principal, Liquid Advisors Inc. (November 2019-present)	N/A	CEA Industries Inc. (November 2025-present); Sharps Technologies, Inc. (October 2025-December 2025)
John Canning c/o Chenery Compliance Group Devon Square II, 744 W Lancaster, Suite 104 Wayne, Pennsylvania 19087 YOB: 1970	Chief Compliance Officer	Indefinite term (Since August 2022)	Director of Chenery Compliance Group, LLC (March 2021-present); Senior Consultant of Foreside (August 2020-March 2021); Chief Compliance Officer & Chief Operating Officer of Schneider Capital Management (May 2019-July 2020)	N/A	N/A
Ben Gaffey c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor, New York, New York 10022 YOB: 1985	Treasurer, Chief Financial Officer and Chief Accounting Officer	Indefinite term Since inception	Controller – US Operations, CoinShares Co. (2024-present); Controller, Valkyrie Investments Inc. (2021-2024); Assurance Senior Manager, Ernst & Young LLP (2016-2021)	N/A	N/A
Jeri-Lea Brown c/o CoinShares Asset Management (US) LLC 437 Madison Avenue, 28th Floor, New York, New York 10022 YOB: 1992	Secretary	Indefinite term (Since January 2026)	Group Company Secretary of CoinShares Group (April 2018-present)	N/A	N/A

(1) Annemarie Tierney is deemed an “interested person” of the Trust due to her position as Principal Executive Officer and President of the Trust.

Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the CoinShares Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and is anticipated to serve as a trustee for future Funds advised by CoinShares (each, a “CoinShares Fund” and collectively, the “CoinShares Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, CoinShares or any of its affiliates. Keith Fletcher, an Independent Trustee, serves as the Chair of the Board for each Fund in the CoinShares Fund Complex.

The same four persons serve as Trustees on the Board and are anticipated to serve on the Boards of all other CoinShares Funds. The unitary board structure was adopted for the CoinShares Funds because of the efficiencies it achieves with respect to the governance and oversight of the CoinShares Funds. Each CoinShares Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the CoinShares Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the CoinShares Funds, including among any such ETFs, the Board of Trustees believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all CoinShares Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the CoinShares Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the CoinShares Fund Complex as a whole.

Board Committees

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating and Governance Committee and the Audit Committee.

The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. Messrs. Fletcher, Lehman and Osterheld are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. The Nominating and Governance Committee will not consider new trustee candidates who are 70 years of age or older or will turn 70 years old during the initial term. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Jeri-Lea Brown, Secretary, at the Trust’s address, 437 Madison Avenue, 28th Floor New York, New York 10022. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all Shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the 1934 Act; (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. The Nominating and Governance Committee met one time during the fiscal year ended September 30, 2025.

The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Fletcher, Lehman and Osterheld serve on the Audit Committee. The Audit Committee met two times during the fiscal year ended September 30, 2025.

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any Sub-Adviser, is performed primarily at the Board level in conjunction with the Adviser’s investment oversight group and the Trust’s Chief Compliance Officer (“CCO”), John Canning.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Trust.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating and Governance Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective Board with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. Keith Fletcher is currently the Principal and CEO of JAHFT Solutions LLC, a role he has been in since 2017. Additionally, he served as the Principal and Chief Distribution Officer at RiskX Investments from 2012 to 2017, following his role of Chief Marketing Officer at Guggenheim Investments/Rydex SGI from 2008 to 2012. Other experiences include Managing Director, Lyster Watson (2007-2008), President and Chief Executive Officer, Fletcher Financial Group Inc. (2004-2007), and Chief Marketing Officer, Executive Vice President, Van Eck Global (1992-2004). Mr. Fletcher has served as a Trustee of the CoinShares Funds since 2021.

Steve Lehman is an executive chairman to Vymedic Biotech, a role he has been in since 2019. He also currently serves as the executive chairman of CoFoundersLab. In addition, Mr. Lehman has previously served as Chairman & CEO of both NASDAQ and the New York Stock Exchange. Mr. Lehman has served as a Trustee of the CoinShares Funds since 2021. He currently serves as the chair of the Nominating Committee (since 2021) of the CoinShares Funds.

Mark Osterheld currently serves as the Chair of the Board of Trustees and chair of the Audit Committee (since 2021) of the CoinShares Funds. He served as an Adjunct Lecturer in Accountancy at Bentley University in Waltham, Massachusetts, and Clarkson University in Potsdam, New York. He has been a principal consultant for a consulting firm since 2013. In addition, Mr. Osterheld previously held various leadership roles at Fidelity Investments from 1992 to 2013, including Fund President and Treasurer of the Fidelity Strategic Advisers mutual funds and Vice President – Treasury Oversight. He is a Certified Public Accountant (CPA) and a member of the American Institute of Certified Public Accountants. Mr. Osterheld has served as a Trustee of the CoinShares Funds since 2021.

Interested Trustees. Annemarie Tierney is the Principal Executive Officer and President of CoinShares ETF Trust and the Chief Executive Officer of the Adviser. She is the Founder and Principal of Liquid Advisors Inc., a strategic advisory firm serving financial services and digital asset industry clients, a position she has held since November 2019. Through Liquid Advisors, she provides strategic consulting and expert witness services to private investment funds, broker-dealers, policy organizations, national stock exchanges, and private company liquidity service providers, with a focus on securities law, market structure, risk assessment, and governance. Liquid Advisors has provided services to an affiliate of CoinShares since 2021. From September 2018 to September 2019, Ms. Tierney served as Head of Strategy and General Counsel at Templum, Inc., a broker-dealer and alternative trading system focused on primary offerings and secondary trading of unregistered digital securities. Prior to that, she held senior roles at Nasdaq Private Market and SecondMarket Holdings, Inc. (now Digital Currency Group), and previously served in legal and regulatory roles at NYSE Euronext, Skadden, Arps, Slate, Meagher & Flom LLP, and the U.S. Securities and Exchange Commission. She is a long-standing member of the Board of Directors of the Association of SEC Alumni (ASECA), for which she served as President from 2023 to 2025. Ms. Tierney holds FINRA Series 7, 63, and 24 licenses.

For the 2026 calendar year, each Independent Trustee is paid a fixed annual retainer of $25,000. The fixed annual retainer is allocated equally among each Fund in the CoinShares Fund Complex. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

The following table sets forth the compensation earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Fund and the aggregate compensation paid to them for services to the CoinShares Fund Complex, for the fiscal year ended September 30, 2025. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by CoinShares.

Name of Trustee	Compensation from the Fund	Total Compensation from the CoinShares Fund Complex
Keith Fletcher	$8,333.33	$25,000
Steve Lehman	$8,333.33	$25,000
Mark Osterheld	$8,333.33	$25,000

Interested and Independent Trustees

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the CoinShares Fund Complex as of December 31, 2025:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the CoinShares Fund Complex
Interested Trustees
Annemarie Tierney	None	None
Independent Trustees
Keith Fletcher	None	None
Steve Lehman	None	None
Mark Osterheld	None	None

As of December 31, 2025, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of December 31, 2025, the officers and Trustees, in the aggregate, owned less than 1% of the shares of the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. As of the date of this SAI, the Fund has not yet commenced operations and accordingly has no shareholders.

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

Investment Adviser. CoinShares Asset Management (US) LLC, 437 Madison Avenue, 28th Floor New York, New York 10022, serves as the investment adviser to the Fund. CoinShares is a Delaware limited liability company and a wholly-owned subsidiary of CoinShares Co. CoinShares discharges its responsibilities subject to the policies of the Board of Trustees. CoinShares also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between CoinShares and the Trust, on behalf of the Fund (the “Investment Management Agreement”), CoinShares oversees the investment of the Fund’s assets and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay CoinShares an annual management fee equal to a percentage of its daily net assets, as detailed in the below table.

Management Fee

Fund	Fee
CoinShares Bitcoin Volatility Inverse ETF	0.95%

As of the date of this SAI, the Fund has not yet commenced operations. Accordingly, the Fund has not paid any management fees.

Under the Investment Management Agreement, CoinShares shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of CoinShares in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to CoinShares, or by CoinShares on 60 days’ written notice to the Fund.

Investment Sub-Adviser. CoinShares has retained Vident Advisory, LLC (d/b/a Vident Asset Management), 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009, to act as sub-adviser to the Fund pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”). Vident was formed in 2016 and provides sub-advisory services to multiple ETFs. Vident is owned by Vident Capital Holdings, LLC which is controlled by MM VAM, LLC. MM VAM, LLC is owned by Casey Crawford.

Pursuant to the Sub-Advisory Agreement, CoinShares has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees. Vident receives a sub-advisory fee equal to the greater of (1) $60,000 per annum or (2) 0.09% per annum of the average daily net assets of the Fund on the first $500 million in assets, 0.08% on the next $500 million in assets, and 0.07% on all assets over $1 billion, calculated daily and paid monthly. CoinShares is responsible for paying the entire amount of the Vident’s fee for the Fund. As of the date of this SAI, the Fund has not yet commenced operations and accordingly has not paid any sub-advisory fees.

Portfolio Managers. The portfolio managers are primarily responsible for the day-to-day management of the Fund. There are currently three portfolio managers, as follows:

Bill Cannon, ETF Portfolio Manager at CoinShares. Prior to joining CoinShares, Bill was a Managing Director at Guggenheim Partners Investment Management, where he was member of the insurance portfolio management division responsible for $80 billion of assets under management. Before that, Mr. Cannon worked at the Chicago Mercantile Exchange and the Chicago Board Options Exchange as a derivatives broker for equity index and interest rate futures and options. Mr. Cannon earned a BA in Chemistry from the University of Vermont and an MBA from the Quinlan School of Business at Loyola University Chicago.

Rafael Zayas, CFA, Senior Vice President, Head of Portfolio Management and Trading of Vident. Mr. Zayas has over 15 years of trading and portfolio management experience in global equity products and ETFs. He is SVP, Head of Portfolio Management and, specializing in managing and trading of developed, emerging, and frontier market portfolios. Prior to joining Vident, he was a Portfolio Manager at Russell Investments where he oversaw over $5 billion in quantitative strategies across global markets, including emerging, developed and frontier markets and listed alternatives. Before that, he was an equity Portfolio Manager at BNY Mellon Asset Management, where he was responsible for $150 million in internationally listed global equity ETFs and assisted in managing $3 billion of global ETF assets. Mr. Zayas holds a BS in Electrical Engineering from Cornell University. He also holds the Chartered Financial Analyst designation.

Austin Wen, CFA, Senior Portfolio Manager of Vident. Mr. Wen has over a decade of investment experience. At Vident, Mr. Wen specializes in portfolio management and trading of equity, derivative, and commodities-based portfolios, as well as risk monitoring and investment analysis. Previously, he was a financial analyst for Vident Financial, focusing on the development and review of various investment solutions. He began his career as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a BA in Finance from the University of Georgia and holds the Chartered Financial Analyst designation.

Compensation. Bill Cannon is compensated by CoinShares and receives a competitive salary. He may receive bonuses based on qualitative considerations, such as his contribution to the organization, and performance reviews in relation to job responsibilities. Messrs. Zayas and Wen are compensated by Vident. Each is paid a fixed salary and discretionary bonus that is not based on the performance of the Fund.

Ownership of Fund Securities. The following table sets forth the dollar range of equity securities beneficially owned by each of the portfolio managers of the Fund as of September 30, 2025:

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Bill Cannon	None
Rafael Zayas	None
Austin Wen	None

Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of September 30, 2025.

Portfolio Managers	Registered Investment Companies Number of Accounts ($ Assets)	Other Pooled Investment Vehicles Number of Accounts ($ Assets)	Other Accounts Number of Accounts ($ Assets)
Bill Cannon	2 ($300.7 million)	0 ($0)	0 ($0)
Rafael Zayas	65 ($9.25 billion)	18 ($5.15 billion)	0 ($0)
Austin Wen	74 ($8.88 billion)	21 ($5.18 billion)	0 ($0)

Conflicts of Interest. The Sub-Adviser’s portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives as the Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Fund. While the portfolio managers’ management of other accounts may give rise to the following potential conflicts of interest, the Sub-Adviser does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Sub-Adviser believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

Fund Administration. The administrator, fund accountant and transfer agent for the Fund is U.S. Bancorp Fund Services, LLC (“USBFS”, “Administrator”, “Fund Accountant” or “Transfer Agent”), which has its principal office at 615 East Michigan Street, Milwaukee, WI 53202 and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds. USBFS performs these services pursuant to three separate agreements, a fund administration servicing agreement, a fund accounting servicing agreement and a transfer agent servicing agreement.

Administration Agreement. Pursuant to the fund administration servicing agreement with the Trust (“Administration Agreement”), USBFS provides all administrative services necessary for the Fund, other than those provided by CoinShares, subject to the supervision of the Board of Trustees. USBFS employees generally will not be officers of the Fund for which they provide services.

The Administration Agreement is terminable by the Board or CoinShares on ninety (90) days’ written notice and may be assigned provided the non-assigning party provides prior written consent. The Administration Agreement shall remain in effect for three years from the date of its initial approval, unless amended, and its renewal is subject to approval of the Board for periods thereafter. The Administration Agreement provides that in the absence of the USBFS’s refusal or willful failure to comply with the Agreement or bad faith, negligence or willful misconduct on the part of USBFS, USBFS shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Agreement, USBFS provides all administrative services, including, without limitation: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) overseeing the performance of administrative and professional services to the Fund by others, including the Fund’s custodian, as applicable; (iii) preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, preparing the Fund’s tax returns, and preparing reports to the Fund’s shareholders and the SEC; (iv) calculation of yield and total return for the Fund; (v) monitoring and evaluating daily income and expense accruals, and sales and redemptions of Shares of the Fund; (vi) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its Shares under such laws; (vii) preparing notices and agendas for meetings of the Fund’s Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (viii) monitoring periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

Accounting Agreement. Pursuant to the fund accounting servicing agreement with the Trust (the “Fund Accounting Agreement”), USBFS provides the Fund with all accounting services, including, without limitation: (i) daily computation of NAV; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; and (v) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the custodian and CoinShares.

For the administrative and fund accounting services rendered to the Fund by USBFS, USBFS is paid an annual fee based on the average net assets of the Fund, subject to a minimum annual fee. Pursuant to the Fund’s unitary management fee structure, CoinShares is responsible for paying for the services provided by USBFS, and the Fund does not directly pay USBFS.

Transfer and Dividend Agent. USBFS acts as the Fund’s transfer and dividend agent. The Fund pays USBFS for its services as its transfer and dividend agent.

Custodian. U.S. Bank National Association, 1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212, serves as custodian (the “Custodian”) for the Fund’s cash and securities. Pursuant to a custodian servicing agreement with the Fund (the “Custodian Agreement”), it is responsible for maintaining the books and records of the Fund’s portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving the assets of the Fund.

Securities Lending Agent. The Fund may participate in securities lending arrangements whereby the Fund lends certain of its portfolio securities to brokers, dealers, and financial institutions (not with individuals) to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Fund’s securities lending agent and is responsible for (i) negotiating the fees (rebates) of securities loans within parameters approved by the Board; (ii) delivering loaned securities to the applicable borrower(s), a list of which has been approved by the Board; (iii) investing any cash collateral received for a securities loan in investments pre-approved by the Board; (iv) receiving the returned securities at the expiration of a loan’s term; (v) daily monitoring of the value of the loaned securities and the collateral received; (vi) notifying borrowers to make additions to the collateral, when required; (vii) accounting and recordkeeping services as necessary for the operation of the securities lending program, and (viii) establishing and operating a system of controls and procedures to ensure compliance with its obligations under the Fund’s securities lending program.

As of the date of this SAI, the Fund has not yet commenced operations and has not engaged in securities lending activities.

Distributor. ALPS Distributors, Inc. (the “Distributor”) serves as distributor and principal underwriter of the Creation Units of the Fund. Its principal address is 1290 Broadway, Suite 1000, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described below under the heading “Creation and Redemption of Creation Units.”

CoinShares may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares. CoinShares’s available resources to make these payments include profits from advisory fees received from the Fund. The services CoinShares may pay for include, but are not limited to, advertising and attaining access to certain conferences and seminars, as well as being presented with the opportunity to address investors and industry professionals through speeches and written marketing materials.

Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund for that period.

Aggregations. Shares of the Fund in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund’s shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

BROKERAGE ALLOCATIONS

The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of CoinShares to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to CoinShares and its clients. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on the Fund’s futures transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, the Sub-Adviser considers, among other things, the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (i) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Such brokerage and research services are often referred to as “soft dollars.” CoinShares has advised the Board of Trustees that it does not currently intend to use soft dollars.

Notwithstanding the foregoing, in selecting brokers, the Sub-Adviser may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Sub-Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Sub-Adviser or the Trust. In addition, the Sub-Adviser must determine that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Management Agreement provides that such higher commissions will not be paid by the Fund unless the Adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to CoinShares under the Investment Management Agreement would not be reduced as a result of receipt by CoinShares of research services.

The Sub-Adviser places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Fund effects securities transactions may be used by the Sub-Adviser in servicing all of its accounts; not all of such services may be used by the Sub-Adviser in connection with the Fund. The Sub-Adviser believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, the Sub-Adviser believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. The Sub-Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Sub-Adviser are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

As of the date of this SAI, the Fund has not yet commenced operations. Accordingly, information regarding brokerage commissions is not available.

As of the date of this SAI, the Fund has not yet commenced operations and has not paid commissions to any affiliated brokers.

Research Services. As of the date of this SAI, the Fund has not yet commenced operations and has not paid commissions to brokers in return for research services.

ADDITIONAL INFORMATION

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Shares of the Fund are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the Exchange is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Fund’s portfolio holdings will also be available on the Fund’s website at https://coinshares.com/us/etf/. The Trust, CoinShares, Vident and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose on a quarterly basis the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. Form N-PORT for the Trust is available on the SEC’s website at https://www.sec.gov. The Fund’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-PORT are available without charge, upon request, by calling 1-800-617-0004 or by writing to CoinShares ETF Trust, 437 Madison Avenue, 28th Floor New York, New York 10022.

Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, CoinShares, Vident and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Fund as part of its investment advisory services, subject to the supervision and oversight of the Board of Trustees. Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund’s investments.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free, (800) SEC-0330 or by accessing the SEC’s website at www.sec.gov.

The Fund invests exclusively in non-voting securities and as such, the Adviser does not have any policies or procedures concerning proxy voting.

CREATION AND REDEMPTION OF CREATION UNITS

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” that have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on every business day, an ETF publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

Authorized Participants. An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

Business Day. A “Business Day” is generally any day on which the New York Stock Exchange (“NYSE”), the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro rata, custom and forward- looking pro rata baskets are calculated by the Fund’s investment adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than 2:00 p.m. Eastern Standard Time on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. Notwithstanding the foregoing, the Fund may, but is not required to permit orders until 4:00 p.m., Eastern time, or until the market closes (in the event the Exchange closes early). However, at its discretion, the Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than two Business Days after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Acceptance of Creation Orders. The Fund will accept all orders for Creation Units that are in good order. Circumstances under which the Fund may not accept a creation order include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the required consideration is not delivered; (iv) the acceptance of the Fund Deposit would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process orders of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, CoinShares, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the Transfer Agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

Acceptance of Redemption Orders. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units. Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

CERTAIN U.S. FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax adviser.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Income from commodities is generally not qualifying income for RICs. Because Bitcoin Volatility Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin Volatility Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from Bitcoin Volatility Futures Contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS had issued numerous PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the Internal Revenue Service. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

The Fund has undertaken to not hold more than 25% of its assets in the Subsidiary at the end of any quarter. If the Fund fails to limit itself to the 25% ceiling and fails to correct the issue within 30 days after the end of the quarter, the Fund may fail the RIC diversification tests described above.

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions

Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.

The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution, which will be regarded as a qualifying dividend.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. An election may be available to you to defer recognition of the gain attributable to a capital gain dividend if you make certain qualifying investments within a limited time. You should talk to your tax adviser about the availability of this deferral election and its requirements. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a tax basis in each such share equal to the value of a Share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the value of those Shares.

Sale or Exchange of Fund Shares

Upon the sale or other disposition of Shares of the Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

Taxes on Purchase and Redemption of Creation Units

If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments

Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Bitcoin Volatility Futures Contracts

The Fund’s transactions in Bitcoin Volatility Futures Contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirements for avoiding excise taxes.

Investments in Certain Non-U.S. Corporations

If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Other Taxation

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

As of the date of this SAI, the Fund has not yet commenced operations and therefore does not have any capital loss carryforwards.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The per Share NAV of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Under normal circumstances, daily calculation of the net asset value will utilize the last closing price of each security held by the Fund at the close of the market on which such security is principally listed. In determining NAV, portfolio securities for the Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

(1) Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ and AIM, the securities are valued at the midpoint between the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

(2) Securities traded in the OTC market are valued at the midpoint between the bid and asked price, if available, and otherwise at their closing bid prices.

In addition, the following types of securities will be valued as follows:

(1) Fixed income securities will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair value is based on prices of comparable securities.

The value of any portfolio security held by the Fund for which market quotations are not readily available will be determined by CoinShares in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of an issue of securities would appear to be the amount, that the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities. Rule 2a-5 addresses a board’s valuation policies and the role of the board with respect to the fair value of a fund’s investments. It further provides requirements for determining fair value in good faith under the 1940 Act. The Board of Trustees has designated the Adviser as “valuation designee” to perform fair value determinations for all of the Funds’ investments pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. The Board of Trustees will oversee the Adviser’s fair value determinations and its performance as valuation designee.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used in secondary market transactions.

Because foreign markets may be open on different days than the days during which a shareholder may purchase the shares of the Fund, the value of the Fund’s investments may change on the days when shareholders are not able to purchase the shares of the Fund.

The Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (i) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (ii) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund’s investments or determination of its net assets is not reasonably practicable; or (iii) during any period when the SEC may permit.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book- entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

MISCELLANEOUS INFORMATION

Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm. The firm audits the Fund’s financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

PERFORMANCE INFORMATION

As of the date of this SAI, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://coinshares.com/us/etf/ and will provide some indication of the risks of investing in the Fund.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund has not yet commenced operations and therefore does not have audited financial statements. Once the Fund commences operations, the audited financial statements and notes thereto in the Fund’s Annual Report to Shareholders will be incorporated by reference into this SAI. A copy of the Annual Report, when available, may be obtained upon request and without charge by writing CoinShares Asset Management (US) LLC at 437 Madison Avenue, 28th Floor, New York, New York 10022 or by calling 1-800-617-0004.

CoinShares ETF Trust

Part C – Other Information

Item 28.	Exhibits

Exhibit No. Description

(a)	(1)	Amended and Restated Agreement and Declaration of Trust of the Registrant (1)

(2)	Certificate of Amendment to Certificate of Trust of the Registrant (1)

(b)	Amended and Restated By-Laws of the Registrant (1)

(c)	Not Applicable.

(d)	(1)	Investment Management Agreement between the Registrant and CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC) (3)

(2)	Investment Management Agreement between the Registrant and CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC) (4)

(3)	Amended Schedule A to the Investment Management Agreement between the Registrant and CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC) (1)

(4)	Investment Management Agreement between CoinShares Bitcoin Volatility (Cayman) Ltd. and CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC) (1)

(5)	Investment Management Agreement between CoinShares Bitcoin Volatility Leveraged (Cayman) Ltd. and CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC) (1)

(6)	Investment Management Agreement between CoinShares Bitcoin Volatility Inverse (Cayman) Ltd. and CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC) (1)

(7)	Amended Investment Sub-Advisory Agreement between the Registrant, on behalf of CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC) and Vident Advisory, LLC (d/b/a Vident Asset Management) (1)

(8)	Investment Sub-Advisory Agreement between CoinShares Bitcoin Volatility (Cayman) Ltd., CoinShares Bitcoin Volatility Leveraged (Cayman) Ltd., and CoinShares Bitcoin Volatility Inverse (Cayman) Ltd., on behalf of CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC) and Vident Advisory, LLC (d/b/a Vident Asset Management) (1)

(e)	(1)	Form of Distribution Agreement between the Registrant, CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC) and ALPS Distributors, Inc. (3)

(2)	Amended Exhibit A to the Distribution Agreement (1)

(f)	Not Applicable.

(g)	(1)	Form of Custodian Agreement between the Registrant and U.S. Bank National Association (1)

(2)	Amendment to the Custodian Agreement between the Registrant and U.S. Bank National Association (1)

(h)	(1)	Fund Accounting Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC (1)

(2)	Amendment to the Fund Accounting Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC (1)

(3)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (1)

(4)	Amendment to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (1)

(5)	Transfer Agent Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC (1)

(6)	Amendment to the Transfer Agent Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC (1)

(7)	Form of Authorized Participant Agreement (1)

(8)	Form of Subscription Agreement (2)

(i)	(1)	Opinion of Legal Counsel with respect to CoinShares Bitcoin Volatility ETF (1)

(2)	Opinion of Legal Counsel with respect to CoinShares Bitcoin Volatility Leveraged ETF (1)

(3)	Opinion of Legal Counsel with respect to CoinShares Bitcoin Volatility Inverse ETF (1)

(j)	Not Applicable.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Not Applicable.

(p)	(1)	Code of Ethics of the Registrant (1)

(2)	Code of Ethics of CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC) (1)

(3)	Code of Ethics for Vident Asset Management (1)

(q)	Powers of Attorney (5)

(1)	Filed herewith.

(2)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-258722) filed on October 13, 2021.

(3)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-258722) filed on October 15, 2021.

(4)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-258722) filed on December 7, 2021.

(5)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-258722) filed on January 22, 2026.

Item 29.	Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant's Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

Item 31.	Business and Other Connections of the Investment Adviser

Certain information pertaining to the business and other connections of CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC) (“CoinShares”), the investment adviser to the Fund, is hereby incorporated by reference from the Prospectus and Statement of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of CoinShares is incorporated by reference to the Form ADV filed by CoinShares with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-122506).

Certain information pertaining to the business and other connections of Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident”), the investment sub-adviser to the Fund, is hereby incorporated by reference from the Prospectus and Statement of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of Vident is incorporated by reference to the Form ADV filed by Vident with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-114538).

Item 32.	Principal Underwriter

(a)        ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1WS Credit Income Fund, 1290 Funds, Aberdeen Standard Investments ETFs, ALPS Series Trust, Alternative Credit Income Fund, The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, Barings Funds Trust, BBH Trust, Bluerock Total Income+ Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Brown Advisory Funds, Brown Capital Management Mutual Funds, Cambria ETF Trust, Centre Funds, CIM Real Assets & Credit Fund, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, Cullen Funds Trust, DBX ETF Trust, ETF Series Solutions, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, FS Multi-Alternative Income Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Graniteshares ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., IndexIQ Active ETF Trust, Index IQ ETF Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, Natixis ETF Trust II, Popular High Grade Fixed-Income Fund, Inc., Popular Total Return Fund, Inc., Popular Income Plus Fund, Inc., PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Puerto Rico Residents Tax Free Bond Fund I, Inc., Puerto Rico Residents Tax Free Funds, Inc., Puerto Rico Residents Tax Free Funds II, Inc., Puerto Rico Residents Tax Free Funds III, Inc., Puerto Rico Residents Tax Free Funds IV, Inc., Puerto Rico Residents Tax Free Funds V, Inc., Puerto Rico Residents Tax Free Funds VI, Inc. Reaves Utility Income Fund, RiverNorth Funds, RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VI, Stone Ridge Residential Real Estate Income Fund I, Inc., USCF ETF Trust, Wasatch Funds, WesMark Funds, Wilmington Funds, XAI Octagon Credit Trust, X-Square Balanced Fund and YieldStreet Prism Fund.

(b)        To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund***

Stephen Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None

Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None

Joseph T. Frank **	Secretary	None

Patrick J. Pedonti **	Vice President, Treasurer and Assistant Secretary	None

Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None

Liza Orr	Vice President, Senior Counsel	None

Jed Stahl	Vice President, Senior Counsel	None

James Stegall	Vice President	None

Gary Ross	Senior Vice President	None

Kevin Ireland	Senior Vice President	None

Hilary Quinn	Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
**	The principal business address for Messrs. Pedonti and Frank is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.
***	None of the directors or executive officers of ALPS Distributors, Inc. are employed by the Fund.

(c) Not Applicable

Item 33.	Location of Accounts and Records

CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC), 437 Madison Avenue, 28th Floor, New York, New York 10022, maintains the Registrant’s organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

Item 34.	Management Services

Not Applicable

Item 35.	Undertakings

Not Applicable

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of New York, and State of New York, on June 8, 2026.

CoinShares ETF Trust

By:	/s/ Annemarie Tierney
Annemarie Tierney
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date
/s/ Annemarie Tierney	Principal Executive Officer President and Trustee		June 8, 2026
Annemarie Tierney
/s/ Ben Gaffey	Chief Financial Officer and Chief Accounting Officer		June 8, 2026
Ben Gaffey
Keith Fletcher*	) Trustee	)
	)		By: /s/ Annemarie Tierney
Steven Lehman*	) Trustee	)	Annemarie Tierney Attorney-In-Fact
	)		June 8, 2026
Mark Osterheld*	) Trustee	)
)

* An original power of attorney authorizing Annemarie Tierney to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, was previously executed and previously filed as an exhibit.

Index to Exhibits

(a)(1)	Amended and Restated Agreement and Declaration of Trust of the Registrant

(a)(2)	Certificate of Amendment to Certificate of Trust of the Registrant

(b)	Amended and Restated By-Laws of the Registrant

(d)(3)	Amended Schedule A to the Investment Management Agreement between the Registrant and CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC)

(d)(4)	Investment Management Agreement between CoinShares Bitcoin Volatility (Cayman) Ltd. and CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC)

(d)(5)	Investment Management Agreement between CoinShares Bitcoin Volatility Leveraged (Cayman) Ltd. and CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC)

(d)(6)	Investment Management Agreement between CoinShares Bitcoin Volatility Inverse (Cayman) Ltd. and CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC)

(d)(7)	Amended Investment Sub-Advisory Agreement between the Registrant, on behalf of CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC) and Vident Advisory, LLC (d/b/a Vident Asset Management)

(d)(8)	Investment Sub-Advisory Agreement between CoinShares Bitcoin Volatility (Cayman) Ltd., CoinShares Bitcoin Volatility Leveraged (Cayman) Ltd., and CoinShares Bitcoin Volatility Inverse (Cayman) Ltd., on behalf of CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC) and Vident Advisory, LLC (d/b/a Vident Asset Management)

(e)(2)	Amended Exhibit A to the Distribution Agreement
(g)(1)	Form of Custodian Agreement between the Registrant and U.S. Bank National Association
(g)(2)	Amendment to the Custodian Agreement between the Registrant and U.S. Bank National Association
(h)(1)	Fund Accounting Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC

(h)(2)	Amendment to the Fund Accounting Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC

(h)(3)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC
(h)(4)	Amendment to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC
(h)(5)	Transfer Agent Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC
(h)(6)	Amendment to the Transfer Agent Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC
(h)(7)	Form of Authorized Participant Agreement (i)(1) Opinion of Legal Counsel with respect to CoinShares

(i)(1)	Opinion of Legal Counsel with respect to CoinShares Bitcoin Volatility ETF

(i)(2)	Opinion of Legal Counsel with respect to CoinShares Bitcoin Volatility Leveraged ETF

(i)(3)	Opinion of Legal Counsel with respect to CoinShares Bitcoin Volatility InverseETF

(p)(1)	Code of Ethics of the Registrant

(p)(2)	Code of Ethics of CoinShares Asset Management (US) LLC (formerly Valkyrie Funds LLC)
(p)(3)	Code of Ethics for Vident Asset Management